UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03091

Name of Fund: BlackRock Series Fund, Inc.
BlackRock Balanced Capital Portfolio
BlackRock Fundamental Growth Portfolio
BlackRock Global Allocation Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Portfolio
BlackRock Large Cap Core Portfolio
BlackRock Money Market Portfolio
BlackRock Total Return Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Series Fund, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 456-4587

Date of fiscal year end: 12/31/2009

Date of reporting period: 09/30/2009

Item 1 – Schedule of Investments

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
	Asset-Backed Securities		(000)	Value

Asset-Backed Securities	ACE Securities Corp., Series 2005-ASP1,
(Non-Agency) - 2.8%	Class M1, 0.93%, 9/25/35 (a)	USD	950	$68,875
	American Express Issuance Trust,
	Series 2008-2, Class A, 4.02%, 1/18/11		1,660	1,677,269
	Bank of America Auto Trust, Series 2009-2A,
	Class A3, 2.13%, 9/15/13 (b)		1,570	1,572,723
	Bear Stearns Asset Backed Securities Trust,
	Series 2005-4, Class A, 0.58%, 1/25/36 (a)		133	124,588
	Bear Stearns Asset Backed Securities Trust,
	Series 2005-HE10, Class A2,
	0.54%, 11/25/35 (a)		198	192,092
	Bear Stearns Asset Backed Securities Trust,
	Series 2005-SD1, Class 1A2, 0.55%, 7/25/27 (a)		455	423,845
	Carrington Mortgage Loan Trust,
	Series 2006-NC5, Class A1, 0.30%, 1/25/37 (a)		658	627,518
	Chase Issuance Trust, Series 2009-A7,
	Class A7, 0.69%, 9/17/12 (a)		1,885	1,885,145
	Countrywide Asset Backed Certificates,
	Series 2004-13, Class AF4, 4.58%, 1/25/33 (a)		629	531,639
	IndyMac Residential Asset Backed Trust,
	Series 2006-E, Class 2A1, 0.31%, 4/25/37 (a)		212	207,060
	Irwin Home Equity Corp., Series 2005-C,
	Class 1A1, 0.51%, 4/25/30 (a)		83	78,017
	Lehman XS Trust, Series 2005-5N,
	Class 3A2, 0.61%, 11/25/35 (a)		640	173,629
	Long Beach Mortgage Loan Trust,
	Series 2006-11, Class 2A1, 0.31%, 12/25/36 (a)		265	202,565
	Morgan Stanley ABS Capital I, Series 2005-HE1,
	Class A2MZ, 0.55%, 12/25/34 (a)		78	57,416
	New Century Home Equity Loan Trust,
	Series 2005-2, Class A2MZ, 0.51%, 6/25/35 (a)		231	180,068
	Park Place Securities, Inc., Series 2005-WCH1,
	Class A1B, 0.55%, 1/25/35 (a)		1	1,107
	Park Place Securities, Inc., Series 2005-WCH1,
	Class A3D, 0.59%, 1/25/35 (a)		21	20,493
	RAAC, Series 2005-SP2, Class 2A,
	0.55%, 6/25/44 (a)		841	374,159
	Residential Asset Mortgage Products, Inc.,
	Series 2005-RS3, Class AI2, 0.42%, 3/25/35 (a)		33	32,895
	SLM Student Loan Trust, Series 2005-4,
	Class A2 4/26/21 (a)		470	465,876
	SLM Student Loan Trust, Series 2008-5,
	Class A2 10/25/16 (a)		1,710	1,738,022
	SLM Student Loan Trust, Series 2008-5,
	Class A3 1/25/18 (a)		430	440,387

1

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
	Asset-Backed Securities		(000)	Value

	SLM Student Loan Trust, Series 2008-5,
	Class A4 7/25/23 (a)	USD	1,160	$1,201,666
	Soundview Home Equity Loan Trust,
	Series 2005-OPT3, Class A4, 0.55%, 11/25/35 (a)		1,619	1,351,030
	Structured Asset Investment Loan Trust,
	Series 2003-BC6, Class M1, 1.37%, 7/25/33 (a)		1,266	824,185
	Structured Asset Investment Loan Trust,
	Series 2003-BC7, Class M1, 1.37%, 7/25/33 (a)		1,065	656,777
	Structured Asset Investment Loan Trust,
	Series 2004-8, Class M4, 1.25%, 9/25/34 (a)		131	17,524
	Structured Asset Securities Corp.,
	Series 2004-23XS, Class 2A1, 0.55%, 1/25/35 (a)		295	179,136

	Total Asset-Backed Securities - 2.8%			15,305,706

Industry	Capital Trusts

Capital Markets - 0.1%	Credit Suisse Guernsey Ltd., 5.86% (a)(c)		424	322,240
	Goldman Sachs Capital II, 5.793% (a)(c)		415	298,800
	Lehman Brothers Holdings Capital Trust VII,
	5.86% (c)(d)(e)		130	13

				621,053

Commercial Banks - 0.2%	Barclays Bank Plc, 5.93% (a)(b)(c)		325	240,500
	Barclays Bank Plc, 7.43% (a)(b)(c)		375	328,125
	Barclays Bank Plc, 8.55% (a)(b)(c)		620	564,200

				1,132,825

Diversified Financial Services - 0.4%	General Electric Capital Corp.,
	6.38%, 11/15/67 (a)		495	409,612
	JPMorgan Chase & Co., 7.90% (a)(c)		795	763,335
	JPMorgan Chase Capital XXV, 6.80%, 10/01/37		770	774,902

				1,947,849

Insurance - 0.4%	Chubb Corp., 6.38%, 3/29/67 (a)		475	427,500
	Lincoln National Corp., 7.00%, 5/17/66 (a)		315	225,225
	MetLife, Inc., 6.40%, 12/15/66		220	185,900
	Progressive Corp., 6.70%, 6/15/67 (a)		460	395,461
	Reinsurance Group of America,
	6.75%, 12/15/65 (a)		320	226,086
	The Travelers Cos., Inc., 6.25%, 3/15/67 (a)		910	800,096

				2,260,268

	Total Capital Trusts - 1.1%			5,961,995

	Common Stocks		Shares

Aerospace & Defense - 3.7%	Goodrich Corp.		64,000	3,477,760
	L-3 Communications Holdings, Inc.		46,000	3,694,720
	Lockheed Martin Corp.		55,000	4,294,400
	Northrop Grumman Corp.		82,000	4,243,500
	Raytheon Co.		87,000	4,173,390

				19,883,770

Beverages - 0.1%	The Coca-Cola Co.		12,000	644,400

2

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Biotechnology - 1.4%	Amgen, Inc. (d)	92,000	$5,541,160
	Biogen Idec, Inc. (d)	45,000	2,273,400

			7,814,560

Capital Markets - 1.1%	The Goldman Sachs Group, Inc.	33,000	6,083,550

Chemicals - 0.7%	CF Industries Holdings, Inc.	43,000	3,707,890

Commercial Banks - 0.2%	Wells Fargo & Co.	43,000	1,211,740

Communications Equipment - 0.2%	Cisco Systems, Inc. (d)	44,000	1,035,760

Computers & Peripherals - 3.6%	Apple, Inc. (d)	11,000	2,039,070
	EMC Corp. (d)	275,000	4,686,000
	International Business Machines Corp.	73,000	8,731,530
	Western Digital Corp. (d)	106,000	3,872,180

			19,328,780

Diversified Financial Services - 0.7%	Bank of America Corp.	101,000	1,708,920
	JPMorgan Chase & Co.	49,000	2,147,180

			3,856,100

Diversified Telecommunication	AT&T Inc.	328,000	8,859,280
Services - 3.4%	Qwest Communications International Inc.	836,000	3,185,160
	Verizon Communications, Inc.	206,000	6,235,620

			18,280,060

Electric Utilities - 0.1%	Edison International	20,000	671,600

Electronic Equipment, Instruments &	Ingram Micro, Inc., Class A (d)	181,000	3,049,850
Components - 0.6%

Energy Equipment & Services - 5.0%	Diamond Offshore Drilling, Inc.	41,000	3,916,320
	ENSCO International, Inc.	96,000	4,083,840
	FMC Technologies, Inc. (d)	71,000	3,709,040
	Helmerich & Payne, Inc.	69,000	2,727,570
	Nabors Industries Ltd. (d)	200,000	4,180,000
	National Oilwell Varco, Inc. (d)	97,000	4,183,610
	Rowan Cos., Inc.	49,000	1,130,430
	Tidewater, Inc.	67,000	3,155,030

			27,085,840

Food & Staples Retailing - 0.1%	Wal-Mart Stores, Inc.	10,000	490,900

Food Products - 0.8%	Archer-Daniels-Midland Co.	140,000	4,090,800

Health Care Providers & Services - 7.6%	Aetna, Inc.	132,000	3,673,560
	AmerisourceBergen Corp.	183,000	4,095,540
	Community Health Systems, Inc. (d)	115,000	3,671,950
	Humana, Inc. (d)	82,000	3,058,600
	LifePoint Hospitals, Inc. (d)	121,000	3,274,260
	Lincare Holdings, Inc. (d)	124,000	3,875,000
	McKesson Corp.	17,000	1,012,350
	Medco Health Solutions, Inc. (d)	80,000	4,424,800
	Omnicare, Inc.	118,000	2,657,360
	Quest Diagnostics, Inc.	61,000	3,183,590
	UnitedHealth Group, Inc.	173,000	4,331,920
	WellPoint, Inc. (d)	87,000	4,120,320

			41,379,250

Household Products - 0.4%	The Procter & Gamble Co.	38,000	2,200,960

3

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

IT Services - 2.7%	Accenture Plc	96,000	$3,577,920
	Computer Sciences Corp. (d)	73,000	3,847,830
	Hewitt Associates, Inc., Class A (d)	98,000	3,570,140
	The Western Union Co.	204,000	3,859,680

			14,855,570

Independent Power Producers &	The AES Corp. (d)	96,000	1,422,720
Energy Traders - 1.2%	Dynegy, Inc., Class A (d)	1,317,000	3,358,350
	NRG Energy, Inc. (d)	63,000	1,775,970

			6,557,040

Industrial Conglomerates - 0.4%	General Electric Co.	144,000	2,364,480

Insurance - 1.4%	Chubb Corp.	81,000	4,083,210
	UnumProvident Corp.	163,000	3,494,720

			7,577,930

Internet Software & Services - 0.1%	Google, Inc., Class A (d)	1,000	495,850

Machinery - 1.4%	Flowserve Corp.	37,000	3,645,980
	Joy Global, Inc.	79,000	3,866,260

			7,512,240

Metals & Mining - 0.9%	Commercial Metals Co.	62,000	1,109,800
	Walter Industries, Inc.	64,000	3,843,840

			4,953,640

Multiline Retail - 1.4%	Kohl's Corp. (d)	73,000	4,164,650
	Nordstrom, Inc.	118,000	3,603,720

			7,768,370

Oil, Gas & Consumable Fuels - 9.0%	Alpha Natural Resources, Inc. (d)	104,000	3,650,400
	Anadarko Petroleum Corp.	74,000	4,642,020
	Chevron Corp.	18,000	1,267,740
	ConocoPhillips	127,000	5,735,320
	El Paso Corp.	101,000	1,042,320
	Exxon Mobil Corp.	114,000	7,821,540
	Marathon Oil Corp.	135,000	4,306,500
	Murphy Oil Corp.	65,000	3,742,050
	Occidental Petroleum Corp.	72,000	5,644,800
	Peabody Energy Corp.	104,000	3,870,880
	Tesoro Corp.	224,000	3,355,520
	Valero Energy Corp.	196,000	3,800,440

			48,879,530

Paper & Forest Products - 0.7%	International Paper Co.	175,000	3,890,250

Personal Products - 0.6%	Herbalife Ltd.	103,000	3,372,220

Pharmaceuticals - 5.7%	Endo Pharmaceuticals Holdings, Inc. (d)	144,000	3,258,720
	Forest Laboratories, Inc. (d)	130,000	3,827,200
	Johnson & Johnson	150,000	9,133,500
	Pfizer, Inc.	23,000	380,650
	Schering-Plough Corp.	178,000	5,028,500
	Watson Pharmaceuticals, Inc. (d)	100,000	3,664,000
	Wyeth	117,000	5,683,860

			30,976,430

Professional Services - 0.7%	Manpower, Inc.	68,000	3,856,280

4

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks		Shares	Value

Road & Rail - 0.7%	CSX Corp.		95,000	$3,976,700

Semiconductors & Semiconductor	Intel Corp.		23,000	450,110
Equipment - 0.1%

Software - 3.3%	BMC Software, Inc. (d)		97,000	3,640,410
	CA, Inc.		172,000	3,782,280
	Compuware Corp. (d)		429,000	3,144,570
	Microsoft Corp.		123,000	3,184,470
	Oracle Corp.		38,000	791,920
	Synopsys, Inc. (d)		145,000	3,250,900

				17,794,550

Specialty Retail - 3.4%	Advance Auto Parts, Inc.		75,000	2,946,000
	The Gap, Inc.		178,000	3,809,200
	Limited Brands, Inc.		213,000	3,618,870
	Ross Stores, Inc.		80,000	3,821,600
	TJX Cos., Inc.		110,000	4,086,500

				18,282,170

Tobacco - 1.6%	Lorillard, Inc.		53,000	3,937,900
	Philip Morris International, Inc.		99,000	4,825,260

				8,763,160

	Total Common Stocks - 65.0%			353,142,330

			Par
	Corporate Bonds		(000)

Aerospace & Defense - 0.1%	L-3 Communications Corp., 5.88%, 1/15/15	USD	270	268,650
	L-3 Communications Corp., Series B,
	6.38%, 10/15/15		12	12,120

				280,770

Air Freight & Logistics - 0.0%	United Parcel Service, Inc., 6.20%, 1/15/38		30	35,061

Airlines - 0.0%	American Airlines, Inc., Series 2003-1,
	3.86%, 1/09/12		153	148,440

Building Products - 0.0%	Masco Corp., 7.13%, 8/15/13		140	143,465

Capital Markets - 0.7%	The Bear Stearns Cos., Inc., 0.91%, 7/19/10 (a)		350	350,858
	The Goldman Sachs Group, Inc.,
	5.25%, 10/15/13		580	615,737
	Lehman Brothers Holdings, Inc.,
	6.75%, 12/28/17 (d)(e)		490	49
	Morgan Stanley, 0.53%, 1/09/12 (a)		2,340	2,277,424
	Morgan Stanley, 5.63%, 9/23/19		525	516,232

				3,760,300

Chemicals - 0.1%	Huntsman International LLC, 7.88%, 11/15/14		295	275,087
	Huntsman International LLC, 7.38%, 1/01/15		85	77,137
	NOVA Chemicals Corp., 6.50%, 1/15/12		70	68,425
	NOVA Chemicals Corp., 5.72%, 11/15/13 (a)		160	141,200

				561,849

Commercial Banks - 0.2%	Corporacion Andina de Fomento, 6.88%, 3/15/12		435	469,628
	Eksportfinans A/S, 5.50%, 5/25/16		575	621,099

5

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value

	Royal Bank of Scotland Group Plc,
	2.63%, 5/11/12 (b)	USD	175	$177,600

				1,268,327

Consumer Finance - 0.2%	SLM Corp., 5.40%, 10/25/11		475	438,292
	SLM Corp., 5.13%, 8/27/12		825	705,931

				1,144,223

Containers & Packaging - 0.1%	Ball Corp., 7.13%, 9/01/16		155	158,100
	Ball Corp., 7.38%, 9/01/19		155	157,325

				315,425

Diversified Consumer Services - 0.1%	Leland Stanford Junior University,
	4.25%, 5/01/16		275	285,863

Diversified Financial Services - 0.7%	Bank of America Corp., 6.00%, 9/01/17		110	111,291
	CIT Group, Inc., 4.25%, 2/01/10		50	36,048
	CIT Group, Inc., 4.75%, 12/15/10		55	37,995
	CIT Group, Inc., 5.80%, 7/28/11		65	44,208
	CIT Group, Inc., 5.40%, 2/13/12		50	32,816
	General Electric Capital Corp., 5.00%, 11/15/11		2,040	2,147,208
	JPMorgan Chase Bank NA, 6.00%, 7/05/17		570	598,695
	JPMorgan Chase Bank NA, Series BKNT,
	6.00%, 10/01/17		530	557,427

				3,565,688

Diversified Telecommunication	AT&T, Inc., 6.50%, 9/01/37		1,000	1,074,507
Services - 0.6%	GTE Corp., 6.84%, 4/15/18		250	272,396
	Qwest Communications International, Inc.,
	7.50%, 2/15/14		70	69,125
	Qwest Communications International, Inc., Series
	B, 7.50%, 2/15/14		30	29,625
	Qwest Corp., 8.88%, 3/15/12		70	73,675
	Qwest Corp., 8.38%, 5/01/16 (b)		225	232,875
	Telefonica Emisiones SAU, 4.95%, 1/15/15		625	663,005
	Verizon Communications, Inc., 8.75%, 11/01/18		700	874,475

				3,289,683

Electric Utilities - 0.1%	Florida Power & Light Co., 5.95%, 2/01/38		325	368,841
	Florida Power Corp., 6.40%, 6/15/38		175	207,023

				575,864

Food Products - 0.0%	Kraft Foods, Inc., 6.13%, 8/23/18		250	265,173

Hotels, Restaurants & Leisure - 0.1%	American Real Estate Partners LP,
	7.13%, 2/15/13		45	43,312
	Harrah's Operating Co., Inc.,
	10.00%, 12/15/18 (b)		85	67,575
	Wendy's International, Inc., 6.25%, 11/15/11		360	360,000

				470,887

Household Durables - 0.5%	Centex Corp., 5.13%, 10/01/13		647	643,765
	D.R. Horton, Inc., 6.88%, 5/01/13		525	535,500
	D.R. Horton, Inc., 6.13%, 1/15/14		630	625,275
	D.R. Horton, Inc., 5.63%, 9/15/14		150	144,750

6

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value

	KB Home, 6.38%, 8/15/11	USD	93	$93,930
	Lennar Corp., Series B, 5.60%, 5/31/15		240	221,400
	Pulte Homes, Inc., 5.20%, 2/15/15		180	171,000
	Ryland Group, Inc., 5.38%, 5/15/12		165	165,000
	Toll Brothers Finance Corp., 4.95%, 3/15/14		150	144,891

				2,745,511

IT Services - 0.2%	First Data Corp., 9.88%, 9/24/15		380	351,025
	Sabre Holdings Corp., 8.35%, 3/15/16		680	567,800

				918,825

Independent Power Producers &	TXU Corp., 5.55%, 11/15/14		800	545,958
Energy Traders - 0.1%	Texas Competitive Electric Holdings Co. LLC, Series
	B, 10.50%, 11/01/15 (a)		299	215,280

				761,238

Insurance - 0.5%	Hartford Life Global Funding Trusts,
	0.48%, 6/16/14 (a)		1,050	781,805
	Metropolitan Life Global Funding I,
	2.88%, 9/17/12 (b)		675	672,194
	Metropolitan Life Global Funding I,
	5.13%, 4/10/13 (b)		925	959,066
	Metropolitan Life Global Funding I,
	5.13%, 6/10/14 (b)		375	391,759

				2,804,824

Internet & Catalog Retail - 0.1%	Expedia, Inc., 7.46%, 8/15/18		380	402,800

Media - 0.7%	COX Communications, Inc., 8.38%, 3/01/39 (b)		375	462,591
	Comcast Corp., 5.85%, 1/15/10		505	511,824
	Comcast Corp., 6.45%, 3/15/37		460	487,089
	Comcast Corp., 6.95%, 8/15/37		90	100,455
	Cox Communications, Inc., 7.13%, 10/01/12		365	407,165
	News America, Inc., 6.40%, 12/15/35		470	474,126
	News America, Inc., 6.75%, 1/09/38		830	871,028
	Time Warner Cable, Inc., 5.85%, 5/01/17		310	326,848

				3,641,126

Multi-Utilities - 0.0%	Xcel Energy, Inc., 6.50%, 7/01/36		215	240,062

Multiline Retail - 0.1%	Macy's Retail Holdings, Inc., 5.35%, 3/15/12		330	321,217
	The May Department Stores Co., 5.75%, 7/15/14		90	84,559

				405,776

Oil, Gas & Consumable Fuels - 0.9%	BP Capital Markets Plc, 3.13%, 3/10/12		765	790,302
	Cenovus Energy, Inc., 6.75%, 11/15/39 (b)		330	355,586
	ConocoPhillips, 4.60%, 1/15/15		1,010	1,077,967
	Enterprise Products Operating LLC,
	6.13%, 10/15/39		250	252,587
	Kinder Morgan Finance Co. ULC, 5.35%, 1/05/11		360	361,800
	Kinder Morgan, Inc., 6.50%, 9/01/12		115	118,162
	MidAmerican Energy Holdings Co.,
	5.95%, 5/15/37		500	527,394
	Motiva Enterprises LLC, 5.20%, 9/15/12 (b)		215	222,100

7

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value

	Sabine Pass LNG LP, 7.50%, 11/30/16	USD	345	$294,544
	Shell International Finance B.V., 4.00%, 3/21/14		875	919,114
	XTO Energy, Inc., 6.75%, 8/01/37		155	172,427

				5,091,983

Pharmaceuticals - 0.8%	Eli Lilly & Co., 3.55%, 3/06/12		365	382,232
	Eli Lilly & Co., 7.13%, 6/01/25		10	12,236
	GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13		500	537,166
	Merck & Co., Inc., 4.00%, 6/30/15		830	872,112
	Pfizer, Inc., 5.35%, 3/15/15		1,240	1,373,061
	Roche Holdings, Inc., 2.39%, 2/25/11 (a)(b)		180	184,886
	Roche Holdings, Inc., 5.00%, 3/01/14 (b)		775	837,834
	Wyeth, 6.00%, 2/15/36		250	277,350

				4,476,877

Real Estate Investment Trusts (REITs) - 0.0%	iStar Financial, Inc., 5.65%, 9/15/11		160	110,400

Road & Rail - 0.0%	The Hertz Corp., 8.88%, 1/01/14		80	80,800

Software - 0.1%	Oracle Corp., 5.75%, 4/15/18		340	374,626

Tobacco - 0.1%	Philip Morris International, Inc., 5.65%, 5/16/18		325	345,935

Wireless Telecommunication	Verizon Wireless Capital LLC,
Services - 0.6%	3.75%, 5/20/11 (b)		1,815	1,872,585
	Verizon Wireless Capital LLC,
	8.50%, 11/15/18 (b)		300	374,590
	Vodafone Group Plc, 4.15%, 6/10/14		1,065	1,093,677

				3,340,852

	Total Corporate Bonds - 7.7%			41,852,653

	Foreign Agency Obligations

	Japan Finance Corp., 2.00%, 6/24/11		520	526,647
	Landwirtschaftliche Rentenbank, 4.13%, 7/15/13		70	73,763
	Landwirtschaftliche Rentenbank, Series E,
	5.25%, 7/02/12		235	256,092
	Landwirtschaftliche Rentenbank, Series E,
	4.38%, 1/15/13		150	159,218
	Landwirtschaftliche Rentenbank, Series E,
	4.00%, 2/02/15		135	140,442
	Mexico Government International Bond,
	6.38%, 1/16/13		157	172,150
	Province of Ontario Canada, 4.10%, 6/16/14		740	782,376
	United Kingdom Gilt, 4.25%, 12/07/49	GBP	285	470,984

	Total Foreign Agency Obligations - 0.4%			2,581,672

	Non-Agency Mortgage-Backed Securities

Collateralized Mortgage	Bear Stearns Adjustable Rate Mortgage Trust,
Obligations	Series 2005-4, Class 3A1, 5.37%, 8/25/35 (a)	USD	4,691	3,934,627
(Non-Agency) - 3.3%	Countrywide Alternative Loan Trust,
	Series 2006-0A21, Class A1, 0.44%, 3/20/47 (a)		647	326,956

8

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
	Non-Agency Mortgage-Backed Securities		(000)	Value

	Countrywide Home Loan Mortgage Pass-Through
	Trust, Series 2003-56, Class 4A1,
	4.90%, 12/25/33 (a)	USD	1,385	$1,333,459
	Countrywide Home Loan Mortgage Pass-Through
	Trust, Series 2006-0A5, Class 2A1,
	0.45%, 4/25/46 (a)		270	128,035
	Countrywide Home Loan Mortgage Pass-Through
	Trust, Series 2006-0A5, Class 3A1,
	0.45%, 4/25/46 (a)		511	238,428
	Countrywide Home Loan Mortgage Pass-Through
	Trust, Series 2007-16, Class A1, 6.50%, 10/25/37		803	657,690
	Countrywide Home Loan Mortgage Pass-Through
	Trust, Series 2007-J3, Class A10, 6.00%, 7/25/37		1,258	1,077,187
	First Horizon Asset Securities, Inc.,
	Series 2005-AR3, Class 3A1, 5.50%, 8/25/35 (a)		259	233,823
	Impac Secured Assets CMN Owner Trust,
	Series 2004-3, Class 1A4, 1.05%, 11/25/34 (a)		155	115,612
	JPMorgan Mortgage Trust, Series 2006-S2,
	Class 2A2, 5.88%, 7/25/36		116	106,408
	JPMorgan Mortgage Trust, Series 2007-S1, Class
	1A2, 5.50%, 3/25/22		122	103,494
	Residential Accredit Loans, Inc.,
	Series 2006-Q02, Class A1, 0.47%, 2/25/46 (a)		396	183,313
	Structured Adjustable Rate Mortgage Loan Trust
	Series 2007-3, Class 2A1, 5.73%, 4/25/37 (a)		1,769	1,212,832
	Structured Asset Securities Corp.,
	Series 2005-GEL2, Class A, 0.53%, 4/25/35 (a)		94	81,157
	WaMu Mortgage Pass-Through Certificates, Series
	2006-AR18, Class 1A1, 5.28%, 1/25/37 (a)		997	659,219
	Wells Fargo Mortgage Backed Securities Trust,
	Series 2005-AR15, Class 2A1, 5.11%, 9/25/35 (a)		2,314	2,115,686
	Wells Fargo Mortgage Backed Securities Trust,
	Series 2006-AR2, Class 2A5, 5.05%, 3/25/36 (a)		2,027	1,510,000
	Wells Fargo Mortgage Backed Securities Trust,
	Series 2006-AR12, Class 2A1, 6.10%, 9/25/36 (a)		460	363,215
	Wells Fargo Mortgage Backed Securities Trust,
	Series 2006-AR15, Class A1, 5.66%, 10/25/36 (a)		2,013	1,561,056
	Wells Fargo Mortgage Backed Securities Trust,
	Series 2006-AR17, Class A1, 5.34%, 10/25/36 (a)		671	508,174
	Wells Fargo Mortgage Backed Securities Trust,
	Series 2006-AR18, Class 2A1,
	5.72%, 11/25/36 (a)		1,818	1,308,593

				17,758,964

Commercial Mortgage-Backed	Bank of America Commercial Mortgage, Inc., Series
Securities - 4.7%	2003-2, Class A3, 4.87%, 3/11/41 (a)		1,890	1,961,957

9

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Non-Agency Mortgage-Backed Securities		(000)	Value

CS First Boston Mortgage Securities Corp., Series
2002-CP5, Class A1, 4.11%, 12/15/35	USD	652	$663,638
Chase Commercial Mortgage Securities Corp.,
Series 1999-2, Class A2, 7.20%, 1/15/32		387	387,301
Citigroup Commercial Mortgage Trust, Series 2006-
C5, Class A4, 5.43%, 10/15/49		185	167,188
Citigroup Commercial Mortgage Trust, Series 2008-
C7, Class A4, 6.30%, 12/10/49 (a)		930	837,288
Commercial Mortgage Pass-Through Certificates,
Series 2004-LB3A, Class A3, 5.09%, 7/10/37 (a)		620	609,167
First Union National Bank Commercial Mortgage,
Series 1999-C4, Class D, 7.94%, 12/15/31 (b)		1,866	1,862,362
GMAC Commercial Mortgage Securities, Inc., Series
2004-C3, Class AAB, 4.70%, 12/10/41		2,300	2,332,163
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A2, 5.51%, 4/10/38 (a)		1,700	1,711,745
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class A4, 4.76%, 6/10/36		1,350	1,359,830
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class A5, 4.88%, 6/10/36		1,840	1,843,065
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2001-CIB2, Class A3,
6.43%, 4/15/35		1,845	1,903,946
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2004-CB8, Class A1A,
4.16%, 1/12/39 (b)		611	567,155
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2006-LDP8, Class A4,
5.40%, 5/15/45		190	169,473
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2007-LD1, Class A2,
5.99%, 6/15/49 (a)		650	651,669
LB-UBS Commercial Mortgage Trust,
Series 2004-C7, Class A1A, 4.48%, 10/15/29		1,692	1,654,718
LB-UBS Commercial Mortgage Trust,
Series 2007-C1, Class A4, 5.42%, 2/15/40		745	624,778
LB-UBS Commercial Mortgage Trust,
Series 2007-C2, Class A3, 5.43%, 2/15/40		1,225	994,046
Morgan Stanley Capital I, Series 2003-IQ4,
Class A2, 4.07%, 5/15/40		1,510	1,484,991
Morgan Stanley Capital I, Series 2006-IQ12,
Class A4, 5.33%, 12/15/43		740	662,506
Morgan Stanley Capital I, Series 2007-HQ12,
Class A2, 5.81%, 4/12/49		235	225,193
Wachovia Bank Commercial Mortgage Trust, Series
2005-C20, Class A6A, 5.11%, 7/15/42 (a)		1,675	1,676,780

10

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
	Non-Agency Mortgage-Backed Securities		(000)	Value

	Wachovia Bank Commercial Mortgage Trust,
	Series 2005-C21, Class A3, 5.27%, 10/15/44 (a)	USD	590	$593,787
	Wachovia Bank Commercial Mortgage Trust,
	Series 2006-C28, Class A4, 5.57%, 10/15/48		680	596,063

				25,540,809

	Total Non-Agency Mortgage-Backed
	Securities - 8.0%			43,299,773

	Taxable Municipal Bonds

County/City/Special District/	Dallas Area Rapid Transit, RB, Build America Bonds,
School District - 0.0%	6.00%, 12/01/44		150	168,603

State - 0.5%	New York State Dormitory Authority, RB, Build
	America Bonds, 5.63%, 3/15/39		300	315,726
	State of California, GO, Taxable, Various
	Purpose, Series 3, 5.45%, 4/01/15		1,450	1,531,591
	State of Texas, GO, Build America Bonds Taxable,
	5.52%, 4/01/39		745	789,767

				2,637,084

Transportation - 0.1%	Metropolitan Transportation Authority, RB, Build
	America Bonds, 7.34%, 11/15/39		395	490,870
	Port Authority of New York & New Jersey, RB,
	Consolidated, 159th Series S, 6.04%, 12/01/29		230	253,941

				744,811

Utilities - 0.1%	Chicago Metropolitan Water Reclamation
	District, GO, Build America Bonds,
	5.72%, 12/01/38		280	307,541

	Total Taxable Municipal Bonds - 0.7%			3,858,039

	U.S. Government Sponsored Agency Securities

Agency Obligations - 1.2%	Fannie Mae, 5.25%, 8/01/12 (f)		1,050	1,122,166
	Federal Home Loan Bank of Chicago,
	5.63%, 6/13/16 (f)		450	454,184
	Freddie Mac, 1.75%, 6/15/12 (f)		700	703,695
	Freddie Mac, 5.50%, 8/23/17 (f)		2,575	2,931,220
	Tennessee Valley Authority
	5.25%, 9/15/39		975	1,028,745

				6,240,010

Collateralized Mortgage	Fannie Mae Trust, Series 2007-108, Class AN,
Obligations - 0.8%	8.83%, 11/25/37 (a)		819	899,690
	Freddie Mac Multiclass Certificates, Series 3068,
	Class VA, 5.50%, 10/15/16		728	768,901
	Freddie Mac Multiclass Certificates, Series 3087,
	Class VA, 5.50%, 3/15/15		1,951	2,060,076
	Freddie Mac Multiclass Certificates, Series 3162,
	Class OA, 6.00%, 10/15/26		509	527,290

				4,255,957

Federal Deposit Insurance	Citigroup Funding, Inc., 2.13%, 7/12/12		840	849,273
Corporation	Citigroup Funding, Inc., 1.88%, 10/22/12		1,600	1,603,099
Guaranteed - 1.5%

11

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

	U.S. Government Sponsored		Par
	Agency Securities		(000)	Value

	General Electric Capital Corp.,
	2.25%, 3/12/12	USD	1,000	$1,018,059
	General Electric Capital Corp.,
	2.00%, 9/28/12		1,000	1,005,573
	General Electric Capital Corp.,
	2.13%, 12/21/12		2,205	2,225,028
	General Electric Capital Corp.,
	2.63%, 12/28/12		1,400	1,434,371

				8,135,403

Interest Only Collateralized	Ginnie Mae Trust Series 2009-26 Class SC,
Mortgage Obligations - 0.0%	5.95%, 1/16/38 (a)		1,633	158,096

Mortgaged-Backed Securities - 17.4%	Fannie Mae Mortgage-Backed Securities:
	4.00%, 10/15/39 - 10/20/39 (g)		2,600	2,617,501
	4.50%, 10/15/24 - 11/15/39 (g)		25,806	26,158,864
	4.84%, 8/01/38		1,196	1,248,533
	5.00%, 1/01/23 - 10/15/39 (f)(g)		18,192	18,951,833
	5.50%, 10/15/24 - 10/15/39 (g)		18,696	19,618,600
	6.00%, 12/01/13 - 10/15/39 (g)		10,131	10,761,376
	6.50%, 11/15/39 (g)		1,500	1,597,500
	Freddie Mac Mortgage-Backed Securities:
	5.00%, 2/01/22 - 10/15/39 (g)		2,553	2,680,717
	5.50%, 12/01/13 - 10/15/39 (g)		4,193	4,391,991
	6.00%,1/01/34 (g)		821	872,342
	Ginnie Mae Mortgage-Backed Securities:
	5.00%, 10/15/39 (g)		3,900	4,035,283
	6.00%, 10/15/39 (g)		1,700	1,794,562
	7.50%, 3/15/32		13	14,304

				94,743,406

	Total U.S. Government Sponsored Agency
	Securities - 20.9%			113,532,872

	U.S. Treasury Obligations

	U.S. Treasury Notes, 1.00%, 9/30/11		645	645,504
	U.S. Treasury Notes, 2.38%, 8/31/14		750	752,812
	U.S. Treasury Notes, 2.38%, 9/30/14		1,185	1,188,057
	U.S. Treasury Notes, 3.25%, 7/31/16		5,075	5,193,948
	U.S. Treasury Notes, 3.00%, 9/30/16		11,700	11,746,613
	U.S. Treasury Notes, 3.63%, 8/15/19		7,805	8,011,099
	U.S. Treasury Notes, 5.25%, 2/15/29 (h)		1,400	1,625,093
	U.S. Treasury Notes, 3.50%, 2/15/39		4,965	4,497,982
	U.S. Treasury Notes, 4.25%, 5/15/39		810	837,970

	Total U.S. Treasury Obligations - 6.3%			34,499,078

	Total Long-Term Investments
	(Cost - $572,014,489) - 112.9%			614,034,118

12

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Short-Term Securities	Shares	Value

	BlackRock Liquidity Funds, TempFund,
	0.02% (i)(j)	2,200,676	$2,200,676

	Total Short-Term Securities
	(Cost - $2,200,676) - 0.4%		2,200,676

	Options Purchased	Contracts (k)

Over-the-Counter	Receive a fixed rate of 2.25% and pay a floating
Call Swaptions	rate based on 3-month LIBOR, expiring 10/14/09,
	Broker JPMorgan Chase NA	5	9
	Receive a fixed rate of 2.37% and pay a floating
	rate based on 3-month LIBOR, expiring
	11/16/09, Broker Goldman Sachs
	Bank USA	5	150
	Receive a fixed rate of 2.50% and pay a floating
	rate based on 3-month USD LIBOR, expiring
	11/06/09, Broker JPMorgan Chase NA	4	165
	Receive a fixed rate of 2.75% and pay a floating
	rate based on 3-month LIBOR, expiring 11/30/09,
	Broker Morgan Stanley Capital Services, Inc.	9	32,771
	Receive a fixed rate of 2.75% and pay a floating
	rate based on 3-month LIBOR, expiring 12/17/09,
	Broker Morgan Stanley Capital Services, Inc.	8	32,257
	Receive a fixed rate of 3.40% and pay a floating
	rate based on 3-month LIBOR, expiring 4/17/10,
	Broker Deutsche Bank AG	5	109,378
	Receive a fixed rate of 1.92% and pay a floating
	rate based on 3-month LIBOR, expiring 9/02/10,
	Broker Morgan Stanley Capital Services, Inc.	14	78,662
	Receive a fixed rate of 1.95% and pay a floating
	rate based on 3-month LIBOR, expiring 9/18/10,
	Broker Citibank NA	14	81,208

			334,600

Over-the-Counter	Pay a fixed rate of 4.50% and receive a floating
Put Swaptions	rate based on 3-month USD LIBOR, expiring
	3/15/10, Broker Royal Bank of Scotland PLC	9	104,168
	Pay a fixed rate of 3.40% and receive a floating
	rate based 3-month USD LIBOR, expiring 4/17/10,
	Broker Deutsche Bank AG	5	231,530
	Pay a fixed rate of 1.92% and receive a floating
	rate based on 3-month LIBOR, expiring 9/02/10,
	Broker Morgan Stanley Capital Services, Inc.	15	75,894
	Pay a fixed rate of 1.95% and receive a floating
	rate based on 3-month LIBOR, expiring 9/18/10,
	Broker Citibank NA	15	74,666

13

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Purchased	Contracts (k)	Value

	Pay a fixed rate of 4.71% and receive a floating
	rate based on the 3-month LIBOR, expiring
	11/18/13, Broker JPMorgan Chase Bank NA	2	$97,535

			583,793

	Total Options Purchased
	(Cost - $1,164,596) - 0.2%		918,393

	Total Investments Before Options Written and
	TBA Sale Commitments
	(Cost - $575,379,761*) - 113.5%		617,153,187

	Options Written

Over-the-Counter	Pay a fixed rate of 3.31% and receive a floating
Call Swaptions	rate based on 3-month LIBOR, expiring 3/20/10,
	Broker JPMorgan Chase Bank NA	2	(33,963)
	Pay a fixed rate of 3.33% and receive a floating
	rate based on 3-month LIBOR, expiring 3/20/10,
	Broker Citibank NA	2	(40,524)
	Pay a fixed rate of 3.40% and receive a floating
	rate based on 3-month LIBOR, expiring 3/20/10,
	Broker JPMorgan Chase Bank NA	2	(41,874)
	Pay a fixed rate of 3.80% and receive a floating
	rate based on 3-month LIBOR, expiring
	5/15/10, Broker Morgan Stanley Capital
	Services, Inc.	7	(263,659)
	Pay a fixed rate of 4.80% and receive a floating
	rate based on 3-month LIBOR, expiring 6/11/10,
	Broker Citibank NA	3	(322,102)
	Pay a fixed rate of 4.12% and receive a floating
	rate based on 3-month LIBOR, expiring 8/21/10,
	Broker Goldman Sachs Bank USA	2	(104,209)
	Pay a fixed rate of 4.12% and receive a floating
	rate based on 3-month LIBOR, expiring
	8/21/10, Broker Morgan Stanley Capital
	Services, Inc.	2	(98,080)
	Pay a fixed rate of 4.13% and receive a floating
	rate based on 3-month LIBOR, expiring 9/10/10,
	Broker Morgan Stanley Capital Services, Inc.	11	(659,547)
	Pay a fixed rate of 4.07% and receive a floating
	rate based on 3-month LIBOR, expiring 9/23/10,
	Broker Citibank NA	3	(186,123)
	Pay a fixed rate of 4.08% and receive a
	floating rate based on 3-month LIBOR,
	expiring 9/24/10, Broker Deutsche Bank AG	5	(277,515)
	Pay a fixed rate of 5.40% and receive a floating
	rate based on 3-month LIBOR, expiring 12/18/10,
	Broker Union Bank of Switzerland, AG	4	(487,044)

			(2,514,640)

14

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Written	Contracts (l)		Value

Over-the-Counter	Receive a fixed rate of 3.31% and pay a floating
Put Swaptions	rate based on 3-month LIBOR, expiring 3/12/10,
	Broker JPMorgan Chase Bank NA		2	$(91,304)
	Receive a fixed rate of 3.33% and pay a floating
	rate based on 3-month LIBOR, expiring 3/20/10,
	Broker Citibank NA		2	(101,842)
	Receive a fixed rate of 3.40% and pay a floating
	rate based on 3-month LIBOR, expiring 3/20/10,
	Broker JPMorgan Chase Bank NA		2	(85,950)
	Receive a fixed rate of 5.50% and pay a floating
	rate based on 3-month LIBOR, expiring 3/15/10,
	Broker Royal Bank of Scotland Plc		9	(23,624)
	Receive a fixed rate of 4.50% and pay a floating
	rate based on 3-month LIBOR, expiring
	5/15/10, Broker Morgan Stanley Capital
	Services, Inc.		7	(120,081)
	Receive a fixed rate of 4.80% and pay a floating
	rate based on 3-month LIBOR, expiring 6/11/10,
	Broker Citibank NA		3	(46,416)
	Receive a fixed rate of 4.12% and pay a floating
	rate based on 3-month LIBOR, expiring 8/21/10,
	Broker Goldman Sachs Bank USA		2	(63,981)
	Receive a fixed rate of 4.13% and pay a floating
	rate based on 3-month LIBOR, expiring
	8/21/10, Broker Morgan Stanley Capital
	Services, Inc.		1	(60,846)
	Receive a fixed rate of 4.07% and pay a floating
	rate based on 3-month LIBOR, expiring 9/23/10,
	Broker Citibank NA		3	(135,793)
	Receive a fixed rate of 4.08% and pay a floating
	rate based on 3-month LIBOR, expiring 9/24/10,
	Broker Deutsche Bank AG		5	(197,655)
	Receive a fixed rate of 4.13% and pay a floating
	rate based on 3-month LIBOR, expiring
	9/18/10, Broker Morgan Stanley
	Capital Services, Inc.		11	(420,022)
	Receive a fixed rate of 5.40% and pay a floating
	rate based on 3-month LIBOR, expiring 12/18/10,
	Broker Union Bank of Switzerland, AG		4	(61,747)

				(1,409,261)

	Total Options Written
	(Premiums Received - $3,904,670) - (0.7)%			(3,923,901)

			Par
	TBA Sale Commitments (g)		(000)

	Fannie Mae Mortgage Backed Securities, 4.50%,
	10/15/24 - 11/15/39	USD	(3,900)	(3,949,967)
	Fannie Mae Mortgage Backed Securities, 5.00%,
	1/01/23 - 10/15/39		(11,000)	(11,442,188)

15

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
TBA Sale Commitments (g)		(000)	Value

Fannie Mae Mortgage Backed Securities, 5.50%,
10/15/24 - 10/15/39	USD	(9,239)	$(9,663,722)
Fannie Mae Mortgage Backed Securities, 6.00%,
12/01/13 - 10/15/39		(9,691)	(10,245,604)
Freddie Mac Mortgage Backed Securities, 5.00%,
2/01/22 - 10/15/39		(200)	(206,625)
Freddie Mac Mortgage Backed Securities, 5.00%,
2/01/22 - 10/15/39		(1,100)	(1,154,312)
Freddie Mac Mortgage Backed Securities,
6.00%, 1/01/34		(800)	(844,250)
Ginnie Mae Mortgage Backed Securities, 6.00%,
10/15/39		(1,700)	(1,794,563)

Total TBA Sale Commitments
(Proceeds - $39,109,942) - (7.2)%			(39,301,231)

Total Investments, Net of TBA Sale
Commitments and Options Written - 105.6%			573,928,055
Liabilities in Excess of Other Assets - (5.6)%			(30,386,844)

Net Assets - 100.0%			$543,541,211

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$581,220,048

Gross unrealized appreciation	$54,555,580
Gross unrealized depreciation	(18,622,441)

Net unrealized appreciation	$35,933,139

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Non-income producing security.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	All or a portion of security has been pledged as collateral in connection with swaps.
(g)	Represents or includes a "to-be-announced" transaction. The Portfolio has committed to purchasing (selling) securities for which all specific information is not available at this time.

		Unrealized
	Market	Appreciation
Counterparty	Value	(Depreciation)

BNP Paribas	$104,844	$578
Bank of America NA	$(3,382,499)	$(35,405)
Barclays Capital Plc	$4,288,346	$20,502
Citigroup NA	$226,000	$(28,250)
Credit Suisse International	$(3,674,950)	$7,331
Deutsche Bank AG	$14,109,062	$88,883
Goldman Sachs Bank USA	$13,490,323	$70,338
JPMorgan Chase Bank	$(8,019,716)	$(40,857)
Morgan Stanley Capital Services, Inc.	$1,125,215	$(3,492)

16

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments September 30, 2009 (Unaudited)

(h)	All or a portion of security has been pledged as collateral in connection with financial futures contracts.
(i)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

		Net
Affiliate		Activity	Income

BlackRock Liquidity Funds, TempFund		2,200,676	$5,829
BlackRock Liquidity Series LLC, Cash Sweep Series	USD	(11,741,111)	$12,727

(j)	Represents the current yield as of report date.
(k)	One contract represents a notional amount of $1 million.
•	For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub- classifications for reporting ease.
•	Financial futures contracts purchased as of September 30, 2009 were as follows:

			Expiration	Face	Unrealized
Contracts	Issue	Exchange	Date	Value	Appreciation

174	5-Year U.S. Treasury Bond	Chicago	December 2009	$20,098,312	$102,001
4	Long Gilt	London	December 2009	$752,285	5,626

Total					$107,627

• Financial futures contracts sold as of September 30, 2009 were as follows:

			Expiration	Face	Unrealized
Contracts	Issue		Date	Value	Depreciation

12	2-Year U.S. Treasury Bond		December 2009	$2,600,974	$(2,651)
79	10-Year U.S. Treasury Bond		December 2009	$9,286,389	(61,533)
9	30-Year U.S. Treasury Bond		December 2009	$1,087,011	(5,364)

Total					$(69,548)

• Foreign currency exchange contracts as of September 30, 2009 were as follows:

Currency		Currency			Settlement	Unrealized
Purchased		Sold		Counterparty	Date	Appreciation

USD	1,085,308	GBP	664,000	Citibank NA	10/28/09	$24,273

• Interest rate swaps outstanding as of September 30, 2009 were as follows:

				Notional	Unrealized
Fixed	Floating			Amount	Appreciation
Rate	Rate	Counterparty	Expiration	(000)	(Depreciation)

1.76% (a)	3-month LIBOR	Deutsche Bank AG	March 2011	$3,500	$(42,064)
2.25% (a)	3-month LIBOR	Deutsche Bank AG	December 2012	2,490	(17,189)
4.27% (b)	3-month LIBOR	Deutsche Bank AG	July 2013	4,900	360,044
2.85% (b)	3-month LIBOR	Credit Suisse International	July 2014	5,800	66,367
2.95% (b)	3-month LIBOR	Morgan Stanley Capital
		Services, Inc.	July 2014	5,200	84,412
3.05% (a)	3-month LIBOR	Credit Suisse International	August 2014	9,700	(196,519)
2.85% (a)	3-month LIBOR	Deutsche Bank AG	August 2014	4,100	(44,037)

17

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments September 30, 2009 (Unaudited)

Notional	Unrealized
Fixed	Floating	Amount	Appreciation
Rate	Rate	Counterparty	Expiration	(000)	(Depreciation)

3.26% (b)	3-month LIBOR	JPMorgan Chase Bank NA	August 2014	2,100	$62,235
2.90% (a)	3-month LIBOR	Credit Suisse International	August 2014	5,100	(66,499)
2.80% (a)	3-month LIBOR	Morgan Stanley Capital
Services, Inc.	September 2014	2,400	(19,130)
3.92% (a)	3-month LIBOR	Citibank NA	June 2019	600	(24,353)
4.30% (a)	3-month LIBOR	Citibank NA	June 2019	2,100	(153,441)
3.48% (b)	3-month LIBOR	Deutsche Bank AG	July 2019	1,400	4,313
3.68% (b)	3-month LIBOR	Deutsche Bank AG	August 2019	4,600	91,216
3.73% (b)	3-month LIBOR	Morgan Stanley Capital
Services, Inc.	August 2019	2,100	50,045
4.06% (a)	3-month LIBOR	Morgan Stanley Capital
Services, Inc.	August 2019	2,800	(145,222)
3.50% (b)	3-month LIBOR	Citibank NA	September 2019	2,100	8,223
3.47% (b)	3-month LIBOR	Royal Bank of Scotland Plc	September 2019	4,400	4,906
3.43% (a)	3-month LIBOR	Deutsche Bank AG	October 2019	1,100	2,462
4.24% (a)	3-month LIBOR	JPMorgan Chase Bank NA	August 2020	775	(35,166)
4.42% (a)	3-month LIBOR	JPMorgan Chase Bank NA	August 2020	2,560	(145,510)
5.41% (b)	3-month LIBOR	Deutsche Bank AG	April 2027	1,000	206,186
4.35% (a)	3-month LIBOR	JPMorgan Chase Bank NA	July 2039	1,900	(143,951)
4.06% (b)	3-month LIBOR	Morgan Stanley Capital
Services, Inc.	September 2039	400	9,296

Total	$(83,376)

(a) Pays floating interest rate and receives fixed rate.
(b) Pays fixed interest rate and receives floating rate.
•	Credit default swaps on traded indexes-buy protection outstanding as of September 30, 2009 were as follows:

Notional
Pay	Amount	Unrealized
Issuer	Rate	Counterparty	Expiration	(000)	Appreciation

Dow Jones CDX North	Credit Suisse
America High Yield	5.00%	International	December 2014	USD	2,050	$24,348

•	Credit default swaps on single-name issues - buy protection outstanding as of September 30, 2009 were as follows:

Notional	Unrealized
Pay	Amount	Appreciation
Issuer	Rate	Counterparty	Expiration	(000)	(Depreciation)

Centex Corp.	6.92%	JPMorgan Chase Bank
NA	December 2010	USD	260	$(20,261)
Limited Brands, Inc.	1.07%	UBS AG	December 2010	USD	665	10,986
Radio Shack Corp.	1.16%	UBS AG	December 2010	USD	665	(3,465)
Knight Inc.	1.80%	Credit Suisse
International	January 2011	USD	360	(3,159)
Computer	0.88%	Morgan Stanley Capital
Sciences Corp.	Services, Inc.	June 2011	USD	695	(8,848)
Sara Lee Corp.	0.60%	JPMorgan Chase Bank
NA	March 2011	USD	700	(3,230)
iStar Financial, Inc.	5.00%	Morgan Stanley Capital
Services, Inc.	September 2011	USD	80	4,332

18

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments September 30, 2009 (Unaudited)

				Notional		Unrealized
	Pay			Amount		Appreciation
Issuer	Rate	Counterparty	Expiration	(000)		(Depreciation)

iStar Financial, Inc.	5.00%	Morgan Stanley Capital
		Services, Inc.	September 2011	USD	80	$3,988
KB Home	4.90%	JPMorgan Chase Bank
		NA	September 2011	USD	445	(24,764)
Wendy's International	2.90%	JPMorgan Chase Bank
Inc.		NA	December 2011	USD	360	(10,643)
NOVA Chemicals
Corp.	5.00%	Citibank NA	March 2012	USD	30	(1,044)
Macy's, Inc.	7.50%	Morgan Stanley Capital
		Services, Inc.	June 2012	USD	245	(30,275)
Macy's, Inc.	8.00%	Morgan Stanley Capital
		Services, Inc.	June 2012	USD	85	(11,591)
MeadWestvaco Corp.	1.20%	Deutsche Bank AG	June 2012	USD	400	(6,243)
Ryland Group, Inc.	4.51%	JPMorgan Chase Bank
		NA	June 2012	USD	165	(12,849)
NOVA Chemicals	5.00%	JPMorgan Chase Bank
Corp.		NA	June 2012	USD	40	(1,064)
Knight Inc.	1.00%	Morgan Stanley Capital
		Services, Inc.	September 2012	USD	115	210
D.R. Horton, Inc.	5.04%	JPMorgan Chase Bank
		NA	June 2013	USD	525	(62,494)
Eastman Chemical	0.68%	Morgan Stanley Capital
Co.		Services, Inc.	September 2013	USD	690	(6,064)
Expedia, Inc.	5.00%	Citibank NA	September 2013	USD	380	(52,981)
Masco Corp.	5.00%	JPMorgan Chase Bank
		NA	September 2013	USD	140	(9,760)
Centex Corp.	4.37%	Deutsche Bank AG	December 2013	USD	560	(82,472)
Centex Corp.	4.40%	JPMorgan Chase Bank
		NA	December 2013	USD	325	(48,256)
NOVA Chemicals	5.00%	Goldman Sachs Bank
Corp.		USA	December 2013	USD	160	(10,609)
D.R. Horton, Inc.	1.00%	JPMorgan Chase Bank
		NA	March 2014	USD	630	(20,077)
Hertz Global	5.00%	Goldman Sachs Bank
Holdings, Inc.		USA	March 2014	USD	80	(26,054)
Toll Brothers Finance	2.00%	JPMorgan Chase Bank
Corp.		NA	March 2014	USD	150	(5,175)
D.R. Horton, Inc.	5.07%	JPMorgan Chase Bank
		NA	September 2014	USD	150	(22,405)
Macy's, Inc.	1.00%	Morgan Stanley Capital
		Services, Inc.	September 2014	USD	90	2,937
Energy Future	5.00%	Morgan Stanley Capital
Holdings Corp.		Services, Inc.	December 2014	USD	675	(63,024)
Huntsman	5.00%	Goldman Sachs Bank
International LLC		USA	December 2014	USD	170	(59,842)
Huntsman	5.00%	Goldman Sachs Bank
International LLC		USA	December 2014	USD	125	(40,767)

19

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments September 30, 2009 (Unaudited)

				Notional		Unrealized
	Pay			Amount		Appreciation
Issuer	Rate	Counterparty	Expiration	(000)		(Depreciation)

Energy Future	5.00%	JPMorgan Chase Bank
Holdings Corp.		NA	December 2014	USD	125	$(15,195)
Huntsman	5.00%	Goldman Sachs Bank
International LLC		USA	March 2015	USD	85	(22,911)
Pulte Homes, Inc.	3.00%	JPMorgan Chase Bank
		NA	March 2015	USD	180	(12,901)
Lennar Corp.	5.86%	JPMorgan Chase Bank
		NA	June 2015	USD	240	(38,825)
First Data Corp.	5.00%	Credit Suisse
		International	December 2015	USD	130	(22,677)
First Data Corp.	5.00%	Goldman Sachs Bank
		USA	December 2015	USD	85	(14,435)
First Data Corp.	5.00%	JPMorgan Chase Bank
		NA	December 2015	USD	165	(28,783)
Sabre Holdings Corp.	5.00%	JPMorgan Chase Bank
		NA	March 2016	USD	340	(139,475)
Sabre Holdings Corp.	5.00%	JPMorgan Chase Bank
		NA	March 2016	USD	340	(141,105)

Total						$(1,061,270)

•	Portfolio Abbreviations:
	GBP	British Pound
	GO	General Obligation Bonds
	LIBOR	London Inter Bank Offered Rate
	RB	Revenue Bonds
	USD	US Dollar

•	Fair Value Measurements - various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities
	•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
	•	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its semi-annual report.

20

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments September 30, 2009 (Unaudited)

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Portfolio's investments:

Valuation	Investments in
Inputs	Securities

	Assets	Liabilities

Level 1
Long-Term Investments:
Common Stocks[1]	$353,142,330	-
Short-Term Securities	2,200,676	-

Total Level 1	355,343,006	-

Level 2
Long-Term Investments[2]	260,822,913	-
TBA Sale Commitments	-	$(39,301,231)

Total Level 2	260,822,913	(39,301,231)

Level 3
Long-Term Investments
Asset-Backed Securities	68,875	-

Total	$616,234,794	(39,301,231)

1 See above Schedule of Investments for values in each industry.

2 See above Schedule of Investments for values in each security type, excluding security types in Level 1 and Level 3 within the table.

Valuation	Other Financial
Inputs	Instruments[1]

	Assets	Liabilities

Level 1	$107,627	$(69,548)
Level 2	1,939,172	(6,040,705)
Level 3	-	-

Total	$2,046,799	$(6,110,253)

1 Other financial instruments are financial futures contracts, foreign currency exchange contracts, swaps and options. Financial futures contracts, foreign currency exchange contracts and swaps are shown at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Asset Backed
Securities

Balance, as of December 31, 2008	$330,000
Accrued discounts/ premiums	-
Realized loss	(161)
Change in unrealized appreciation/depreciation[1]	222,029
Net sales	(43,639)
Net transfers in/out of Level 3	(439,354)

Balance, as of September 30, 2009	$68,875

21

BlackRock Series Fund, Inc. - BlackRock Fundamental Growth Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Air Freight & Logistics - 3.1%	C.H. Robinson Worldwide, Inc.	28,500	$1,645,875
	United Parcel Service, Inc., Class B	53,500	3,021,145

			4,667,020

Airlines - 1.5%	Delta Air Lines, Inc. (a)	256,300	2,296,448

Beverages - 3.4%	The Coca-Cola Co.	71,700	3,850,290
	PepsiCo, Inc.	23,900	1,401,974

			5,252,264

Biotechnology - 5.1%	Amgen, Inc. (a)	53,700	3,234,351
	Celgene Corp. (a)	40,900	2,286,310
	Genzyme Corp. (a)	40,000	2,269,200

			7,789,861

Capital Markets - 1.4%	The Goldman Sachs Group, Inc.	11,900	2,193,765

Chemicals - 0.8%	Ecolab, Inc.	28,000	1,294,440

Commercial Banks - 0.5%	Wells Fargo & Co.	27,200	766,496

Communications Equipment - 7.6%	Cisco Systems, Inc. (a)	202,000	4,755,080
	Palm, Inc. (a)(b)	69,800	1,216,614
	QUALCOMM, Inc.	124,900	5,618,002

			11,589,696

Computers & Peripherals - 9.6%	Apple, Inc. (a)	40,000	7,414,800
	EMC Corp. (a)	82,300	1,402,392
	Hewlett-Packard Co.	63,700	3,007,277
	International Business Machines Corp.	11,300	1,351,593
	NetApp, Inc. (a)	9,700	258,796
	Seagate Technology	86,400	1,314,144

			14,749,002

Diversified Financial Services - 2.3%	CME Group, Inc.	6,100	1,879,959
	JPMorgan Chase & Co.	36,310	1,591,104

			3,471,063

Energy Equipment & Services - 1.6%	Schlumberger Ltd.	15,300	911,880
	Transocean Ltd. (a)	17,149	1,466,754

			2,378,634

Food & Staples Retailing - 2.1%	Wal-Mart Stores, Inc.	65,200	3,200,668

Health Care Equipment & Supplies - 3.7%	Boston Scientific Corp. (a)	287,300	3,042,507
	Zimmer Holdings, Inc. (a)	48,300	2,581,635

			5,624,142

Health Care Providers & Services - 2.2%	Medco Health Solutions, Inc. (a)	40,700	2,251,117
	UnitedHealth Group, Inc.	20,100	503,304
	WellPoint, Inc. (a)	11,700	554,112

			3,308,533

Health Care Technology - 1.0%	Cerner Corp. (a)(b)	20,900	1,563,320

Hotels, Restaurants & Leisure - 1.8%	Las Vegas Sands Corp. (a)(b)	38,800	653,392
	Starbucks Corp. (a)	57,200	1,181,180
	Starwood Hotels & Resorts Worldwide, Inc.	29,600	977,688

			2,812,260

1

BlackRock Series Fund, Inc. - BlackRock Fundamental Growth Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Household Products - 3.0%	The Procter & Gamble Co.	80,400	$4,656,768

Industrial Conglomerates - 2.1%	3M Co.	43,800	3,232,440

Insurance - 1.1%	MetLife, Inc.	42,700	1,625,589

Internet & Catalog Retail - 1.6%	Amazon.com, Inc. (a)	26,900	2,511,384

Internet Software & Services - 4.6%	Baidu.com, Inc. - ADR (a)	2,800	1,094,940
	Google, Inc., Class A (a)	12,100	5,999,785

			7,094,725

Life Sciences Tools & Services - 0.7%	Covance, Inc. (a)	19,500	1,055,925

Machinery - 4.5%	Cummins, Inc.	37,100	1,662,451
	Danaher Corp.	55,000	3,702,600
	PACCAR, Inc.	39,000	1,470,690

			6,835,741

Media - 1.1%	CBS Corp., Class B	138,000	1,662,900

Metals & Mining - 2.5%	Agnico-Eagle Mines Ltd.	23,100	1,567,335
	Freeport-McMoRan Copper & Gold, Inc. Class B	18,600	1,276,146
	United States Steel Corp.	22,900	1,016,073

			3,859,554

Multiline Retail - 3.3%	JCPenney Co., Inc.	40,100	1,353,375
	Kohl's Corp. (a)	65,200	3,719,660

			5,073,035

Oil, Gas & Consumable Fuels - 3.0%	Exxon Mobil Corp.	22,600	1,550,586
	PetroHawk Energy Corp. (a)	85,600	2,072,376
	Range Resources Corp.	20,700	1,021,752

			4,644,714

Personal Products - 1.3%	Avon Products, Inc.	57,400	1,949,304

Pharmaceuticals - 4.3%	Abbott Laboratories	67,200	3,324,384
	Pfizer, Inc.	105,600	1,747,680
	Teva Pharmaceutical Industries Ltd. - ADR	29,800	1,506,688

			6,578,752

Professional Services - 0.5%	Manpower, Inc.	12,300	697,533

Semiconductors & Semiconductor	Broadcom Corp., Class A (a)	71,500	2,194,335
Equipment - 5.2%	Lam Research Corp. (a)	51,800	1,769,488
	Micron Technology, Inc. (a)	128,900	1,056,980
	Nvidia Corp. (a)	86,100	1,294,083
	PMC-Sierra, Inc. (a)	166,700	1,593,652

			7,908,538

Software - 7.6%	Activision Blizzard, Inc. (a)	86,900	1,076,691
	Check Point Software Technologies Ltd. (a)	68,800	1,950,480
	Microsoft Corp.	228,100	5,905,509
	Oracle Corp.	35,800	746,072
	Salesforce.com, Inc. (a)	33,900	1,929,927

			11,608,679

2

BlackRock Series Fund, Inc. - BlackRock Fundamental Growth Portfolio

Schedule of Investments September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Specialty Retail - 2.9%	CarMax, Inc. (a)	66,300	$1,385,670
	Home Depot, Inc.	54,900	1,462,536
	Ross Stores, Inc.	32,300	1,542,971

			4,391,177

Tobacco - 1.5%	Philip Morris International, Inc.	45,700	2,227,418

Wireless Telecommunication	American Tower Corp., Class A (a)	44,200	1,608,880
Services - 1.1%

	Total Long-Term Investments
	(Cost - $126,240,013) - 99.6%		152,180,668

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund,
	0.20% (c)(d)	743,150	743,150

		Beneficial
		Interest
		(000)

	BlackRock Liquidity Series, LLC Money Market
	Series, 0.29% (c)(d)(e)	$2,018	2,018,000

Total Short-Term Securities
	(Cost - $2,761,150) - 1.8%		2,761,150

	Total Investments
	(Cost - $129,001,163*) - 101.4%		154,941,818
	Liabilities in Excess of Other Assets - (1.4)%		(2,097,159)

	Net Assets - 100.0%		$152,844,659

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$131,311,040

Gross unrealized appreciation	$27,394,569
Gross unrealized depreciation	(3,763,791)

Net unrealized appreciation	$23,630,778

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	743,150	$2,437
BlackRock Liquidity Series, LLC Money Market Series	$2,018,000	$3,028

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash proceeds from securities loans.
•	For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
•	Portfolio Abbreviations:
ADR American Depositary Receipts

3

BlackRock Series Fund, Inc. - Fundamental Growth Portfolio

Schedule of Investments September 30, 2009 (Unaudited)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:
	•	Level 1 - price quotations in active markets/exchanges for identical securities
	•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)
	•	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Portfolio's investments:

Investments in
Valuation Inputs	Securities

Assets

Level 1
Long-Term Investments[1]	$152,180,668
Short-Term Securities	743,150

Total Level 1	152,923,818

Level 2 - Short-Term Securities	2,018,000
Level 3	-

Total	$154,941,818

[1] See above Schedule of Investments for values in each industry.

4

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Australia - 0.6%	BHP Billiton Ltd.	21,900	$722,273
	CSL Ltd.	6,700	197,442
	Newcrest Mining Ltd.	6,040	169,985
	Telstra Corp. Ltd.	30,100	86,687
	Transurban Group	27,516	99,251
	Woodside Petroleum Ltd.	9,300	426,641

			1,702,279

Austria - 0.0%	Telekom Austria AG	7,400	133,789

Brazil - 2.1%	All America Latina Logistica SA	8,600	66,796
	Cia Brasileira de Distribuicao Grupo Pao de Acucar
	(Preference Shares)	16,733	471,973
	Cia Energetica de Minas Gerais - ADR	5,461	83,007
	Cosan Ltd. (a)	16,000	126,400
	Cyrela Brazil Realty SA	12,000	157,078
	GVT Holding SA (a)	6,200	142,016
	Hypermarcas SA (a)	27,700	547,245
	Mrv Engenharia e Participacoes SA	10,000	193,893
	NET Servicos de Comunicacao SA
	(Preference Shares) (a)	7,600	88,286
	Petroleo Brasileiro SA - ADR	80,000	3,186,317
	SLC Agricola SA	27,700	237,817
	Usinas Siderurgicas de Minas Gerais SA (Preference
	'A' Shares)	3,700	97,867
	Vale SA, Class A (Preference Shares)	7,600	157,096
	Vivo Participacoes SA - ADR	20,175	509,419

			6,065,210

Canada - 3.3%	Addax Petroleum Corp.	3,953	194,383
	Alamos Gold, Inc. (a)	27,100	238,436
	BCE, Inc.	300	7,401
	Barrick Gold Corp.	27,694	1,049,603
	Canadian Natural Resources Ltd.	5,100	342,669
	Canadian Pacific Railway Ltd.	13,400	626,754
	Eldorado Gold Corp. (a)	46,800	531,535
	EnCana Corp.	200	11,522
	Goldcorp, Inc.	30,700	1,239,359
	Golden Star Resources Ltd. (a)	16,000	54,546
	IAMGOLD Corp.	61,700	872,438
	IAMGOLD, International African
	Mining Gold Corp.	20,000	282,632
	Kinross Gold Corp.	79,393	1,728,312
	New Gold, Inc. (a)	6,000	22,921
	Nortel Networks Corp. (a)	6,179	537
	Rogers Communications, Inc., Class B	14,700	414,726
	Sino-Forest Corp. (a)	22,400	353,789
	Suncor Energy, Inc.	4,875	170,294
	TELUS Corp.	3,600	116,139

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Thomson Corp.	400	$13,428
	Talisman Energy, Inc.	3,400	59,114
	Teck Resources Ltd., Class B	1,000	27,570
	Vittera, Inc. (a)	10,800	107,733
	Yamaha Gold, Inc.	94,960	1,021,752

			9,487,593

Chile - 0.1%	Banco Santander Chile SA - ADR	1,600	92,064
	Sociedad Quimica y Minera de Chile SA	1,700	66,521

			158,585

China - 1.4%	BaWang International (Group) Holding Ltd. (a)	14,300	5,812
	Beijing Enterprises Holdings Ltd.	197,267	1,043,087
	Chaoda Modern Agriculture Holdings Ltd.	897,504	540,067
	China BlueChemical Ltd.	133,300	72,045
	China Communications Services Corp. Ltd.	6,700	3,652
	China Life Insurance Co. Ltd. - ADR	2,933	192,727
	China Mobile Ltd.	32,600	319,292
	China Shenhua Energy Co. Ltd., Class H	144,500	626,322
	China South Locomotive and Rolling Corp.	94,200	54,612
	Denway Motors Ltd.	170,000	75,368
	Guangshen Railway Co. Ltd.	388,400	156,397
	Huaneng Power International, Inc.	39,000	25,959
	Jiangsu Express	46,000	37,611
	Ping An Insurance Group Co. of China Ltd.	18,000	142,150
	Shanghai Industrial Holdings Ltd.	11,900	53,429
	Tianjin Development Holdings Ltd.	724,300	380,872
	Tianjin Port Development Holdings Ltd.	351,200	134,968
	Xiamen International Port Co. Ltd.	388,900	72,991

			3,937,361

Egypt - 0.1%	Telecom Egypt	112,847	367,710

Finland - 0.0%	Fortum Oyj	4,300	110,493

France - 0.7%	AXA - ADR	300	8,115
	AXA SA	5,000	135,725
	Cie Generale d'Optique Essilor International SA	10,000	571,025
	France Telecom SA	24,100	642,676
	Sanofi-Aventis - ADR	400	14,780
	Thales SA	2,800	139,224
	Total SA	10,329	613,955

			2,125,500

Germany - 0.2%	Allianz AG Registered Shares	1,038	129,495
	Bayer AG	3,230	223,574
	Bayer AG - ADR	200	13,920
	Bayerische Motoren Werke AG	1,800	86,651

			453,640

Hong Kong - 0.6%	Cheung Kong Holdings Ltd.	16,000	202,278
	Cheung Kong Infrastructure Holdings Ltd.	51,100	182,287
	HSBC Holdings Plc Hong Kong Registered	22,100	253,032
	Hutchison Whampoa Ltd.	36,200	260,338

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	The Link REIT	191,300	$420,430
	Wharf Holdings Ltd.	48,150	254,587

			1,572,952

India - 0.7%	Adani Power Ltd. (a)	58,830	124,741
	Bharat Heavy Electricals Ltd.	9,100	436,563
	Container Corp. of India	2,700	66,031
	Hindustan Lever Ltd.	17,300	93,820
	Housing Development Finance Corp.	3,400	194,477
	Larsen & Toubro Ltd.	7,500	261,374
	Reliance Industries Ltd. (a)	11,800	536,655
	State Bank of India Ltd.	7,000	320,735

			2,034,396

Indonesia - 0.1%	Bumi Resources Tbk PT	614,334	202,558

Ireland - 0.1%	Accenture Plc	400	14,908
	Covidien Plc	5,308	229,624

			244,532

Israel - 0.2%	AFI Development Plc - GDR	30,700	79,820
	Check Point Software Technologies Ltd. (a)	800	22,680
	Ectel Ltd. - ADR (a)	4,906	5,249
	Teva Pharmaceutical Industries Ltd. - ADR	9,606	485,679

			593,428

Italy - 0.1%	Assicurazioni Generali SpA	2,400	65,893
	Intesa Sanpaolo SpA	32,400	143,756

			209,649

Japan - 7.2%	Aioi Insurance Co., Ltd.	127,000	645,142
	Astellas Pharma, Inc.	8,300	340,332
	The Bank of Kyoto Ltd.	39,613	363,103
	Canon, Inc.	13,450	538,894
	Coca-Cola Central Japan Co., Ltd.	5,207	72,355
	Coca-Cola West Holdings Co., Ltd.	14,718	287,355
	Daihatsu Motor Co., Ltd.	12,700	129,385
	Daikin Industries Ltd.	1,200	42,990
	Daiwa House Industry Co., Ltd.	19,500	203,891
	East Japan Railway Co.	9,057	653,001
	Fanuc Ltd.	1,000	89,311
	Fuji Heavy Industries Ltd.	23,000	89,111
	Fujitsu Ltd.	12,000	78,270
	Futaba Industrial Co., Ltd.	16,200	67,613
	Hitachi Chemical Co., Ltd.	10,800	220,131
	Hokkaido Coca-Cola Bottling Co., Ltd.	4,000	21,815
	Honda Motor Co., Ltd.	11,500	349,252
	Hoya Corp.	18,700	440,575
	JGC Corp.	22,000	447,603
	KDDI Corp.	138	776,392
	Kinden Corp.	15,000	125,065
	Kirin Holdings Co., Ltd.	28,300	433,440
	Kubota Corp.	62,000	513,655

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Kyowa Hakko Kirin Co. Ltd.	15,000	$189,526
	Marco Polo Investment Holdings Ltd. (a)	105	-
	Mikuni Coca-Cola Bottling Co., Ltd.	11,000	95,287
	Mitsubishi Corp.	46,800	941,257
	Mitsubishi Tanabe Pharma Corp.	9,000	119,732
	Mitsui & Co., Ltd.	51,300	667,397
	Mitsui Sumitomo Insurance Group Holdings, Inc.	11,300	309,550
	Mizuho Financial Group, Inc.	85,260	167,921
	Murata Manufacturing Co., Ltd.	5,900	278,571
	NCB Holdings Ltd. (a)	860	-
	NGK Insulators Ltd.	7,200	166,121
	NTT DoCoMo, Inc.	663	1,056,012
	NTT Urban Development Co.	100	91,602
	Nintendo Co., Ltd.	700	178,507
	Nippon Sheet Glass Co., Ltd.	1,700	5,656
	Nippon Telegraph & Telephone Corp.	7,500	346,139
	Nipponkoa Insurance Co., Ltd.	77,000	480,361
	Okumura Corp.	54,200	203,884
	Panasonic Corp.	21,200	310,242
	RHJ International (a)	31,800	232,980
	RHJ International - ADR (a)	11,100	81,054
	Rinnai Corp.	2,500	117,781
	Rohm Co., Ltd.	2,300	160,243
	Sekisui House Ltd.	49,500	445,635
	Seven & I Holdings Co., Ltd.	23,300	556,105
	Shimachu Co., Ltd.	2,500	65,394
	Shin-Etsu Chemical Co., Ltd.	14,400	883,415
	Shionogi & Co., Ltd.	11,500	272,037
	Sony Corp. - ADR	300	8,760
	Sumitomo Chemical Co., Ltd.	215,900	896,441
	Sumitomo Electric Industries Ltd.	5,500	71,817
	Sumitomo Mitsui Financial Group, Inc.	9,300	322,359
	Suzuki Motor Corp.	29,000	674,481
	TDK Corp.	1,400	80,661
	Tadano Ltd.	4,000	19,627
	Takeda Pharmaceutical Co., Ltd.	4,400	183,023
	Terumo Corp.	1,900	104,205
	Toda Corp.	34,400	121,197
	Toho Co., Ltd.	12,600	212,645
	Tokio Marine Holdings, Inc.	37,000	1,066,077
	Tokyo Gas Co., Ltd.	103,000	427,289
	Toyota Industries Corp.	15,500	424,310
	Toyota Motor Corp.	6,900	274,417
	Ube Industries Ltd.	79,200	207,445
	West Japan Railway Co.	60	227,074

			20,672,918

Kazakhstan - 0.2%	KazMunaiGas Exploration Production - ADR	30,000	671,400

Luxembourg - 0.0%	ArcelorMittal	341	12,715

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Malaysia - 0.3%	Axiata Group Bhd (a)	123,750	$110,590
	British American Tobacco Malaysia Bhd	11,600	147,525
	Genting Malaysia Bhd	77,433	61,129
	IOI Corp. Bhd	191,495	286,450
	PLUS Expressways Bhd	36,600	35,177
	Telekom Malaysia Bhd	55,000	48,695
	Tenaga Nasional Bhd	85,487	201,934

			891,500

Mexico - 0.1%	America Movil, SA de CV - ADR	6,600	289,278
	Fomento Economico Mexicano, SA de CV - ADR	2,500	95,125

			384,403

Netherlands - 0.1%	Koninklijke KPN NV	13,838	229,877
	Koninklijke Philips Electronics NV	700	17,052
	Unilever NV - ADR	3,800	109,668

			356,597

Norway - 0.1%	StatoilHydro ASA	12,600	284,470

Philippines - 0.0%	First Gen Corp. (a)	9,000	3,026

Russia - 1.1%	Kuzbassrazrezugol (a)	537,062	145,007
	MMC Norilsk Nickel - ADR	17,058	211,519
	Novorossiysk Commercial Sea Port - GDR	54,400	595,680
	OAO Gazprom - ADR	21,600	502,200
	Polyus Gold Co. ZAO - ADR	12,600	287,406
	RusHydro - ADR	196,408	673,679
	Sberbank	265,100	527,549
	Surgutneftegaz - ADR	15,200	130,112
	Uralkali - GDR	900	17,001

			3,090,153

Singapore - 0.7%	CapitaLand Ltd.	9,300	24,385
	Fraser and Neave Ltd.	79,700	223,362
	Keppel Corp. Ltd.	81,100	463,391
	MobileOne Ltd.	98,400	123,503
	Noble Group Ltd.	92,460	159,474
	Oversea-Chinese Banking Corp.	37,400	207,435
	Parkway Holdings Ltd.	121,866	178,029
	Parkway Life Real Estate Investment Trust	4,875	4,005
	Sembcorp Marine Ltd.	42,800	95,819
	Singapore Press Holdings Ltd.	39,000	106,551
	Singapore Telecommunications Ltd.	211,700	486,471

			2,072,425

South Africa - 0.1%	Anglo Platinum Ltd.	800	71,368
	Gold Fields Ltd. - ADR	6,100	84,058
	Impala Platinum Holdings Ltd.	3,300	77,276
	Katanga Mining Ltd. (a)	55,752	46,345
	Sasol Ltd.	2,900	109,869

			388,916

South Korea - 0.8%	Cheil Industries, Inc.	2,000	86,543
	KT Corp. - ADR	20,360	353,857
	KT&G Corp.	6,200	375,620

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Korean Reinsurance Co.	3,036	$30,463
	LS Corp.	2,800	243,970
	Meritz Fire & Marine Insurance Co. Ltd.	3,051	20,615
	POSCO - ADR	2,300	239,062
	Paradise Co. Ltd.	18,232	54,454
	SK Telecom Co., Ltd.	700	108,675
	Samsung Electronics Co., Ltd.	850	586,831
	Samsung Fine Chemicals Co., Ltd.	4,500	206,389

			2,306,479

Spain - 0.2%	Iberdrola Renovables	19,200	94,719
	Telefonica SA	12,995	359,534

			454,253

Switzerland - 1.1%	Credit Suisse Group AG	3,431	190,893
	Foster Wheeler AG (a)	11,934	380,814
	Nestle SA Registered Shares	21,156	903,164
	Noble Corp.	500	18,980
	Novartis AG Registered Shares	3,939	197,859
	Roche Holding AG	1,725	278,913
	Transocean Ltd. (a)	2,922	249,919
	Tyco Electronics Ltd.	4,308	95,982
	Tyco International Ltd.	3,708	127,852
	UBS AG	12,100	221,852
	Weatherford International Ltd. (a)	4,900	101,577
	Zurich Financial Services AG	1,207	287,804

			3,055,609

Taiwan - 0.7%	Asustek Computer, Inc.	37,074	63,414
	Catcher Technology Co. Ltd.	20,900	55,360
	Chunghwa Telecom Co., Ltd. - ADR	22,176	400,055
	Chunghwa Telecom Co., Ltd. (a)	101,659	183,424
	Delta Electronics, Inc.	98,255	278,907
	HON HAI Precision Industry Co., Ltd.	45,222	180,574
	HTC Corp.	9,150	100,151
	MediaTek, Inc.	3,000	49,863
	Taiwan Cement Corp.	221,124	247,505
	Taiwan Semiconductor Manufacturing Co., Ltd.	185,192	366,495

			1,925,748

Thailand - 0.2%	Hana Microelectronics Pcl	114,400	65,401
	PTT Public Company THB10	34,400	269,764
	Siam Commercial Bank Pcl	113,000	287,489

			622,654

United Kingdom - 1.9%	Antofagasta Plc	5,900	71,767
	AstraZeneca Group Plc - ADR	300	13,485
	BP Plc	60,570	536,574
	BP Plc - ADR	15,600	830,388
	British American Tobacco Plc	6,619	207,925
	Cadbury Plc - ADR	1,872	95,865
	Diageo Plc - ADR	17,400	1,069,926

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Guinness Peat Group Plc	256,063	$160,647
	HSBC Holdings Plc	79,900	914,899
	HSBC Holdings Plc - ADR	3,800	217,930
	Lloyds TSB Group Plc	45,000	74,738
	Prudential Plc	6,800	65,538
	Shire Pharmaceuticals Plc - ADR	300	15,687
	Unilever Plc	6,285	179,587
	Unilever Plc - ADR	4,600	131,928
	Vodafone Group Plc	202,795	455,570
	Vodafone Group Plc - ADR	14,322	322,245

			5,364,699

United States - 32.0%	3Com Corp. (a)	77,100	403,233
	3M Co.	7,900	583,020
	ACE Ltd.	18,600	994,356
	AT&T Inc.	88,622	2,393,680
	Abbott Laboratories	17,625	871,909
	Advance Auto Parts, Inc.	300	11,784
	Aetna, Inc.	19,600	545,468
	Affiliated Computer Services, Inc., Class A (a)	1,000	54,170
	Alliance Resource Partners LP	4,400	159,544
	The Allstate Corp.	4,500	137,790
	Altria Group, Inc.	19,400	345,514
	Amdocs Ltd. (a)	600	16,128
	American Commerical Lines, Inc. (a)	6,725	195,832
	American Water Works Co., Inc.	3,600	71,784
	AmerisourceBergen Corp.	5,200	116,376
	Amgen, Inc. (a)	6,000	361,380
	Amphenol Corp., Class A	1,200	45,216
	Anadarko Petroleum Corp.	7,600	476,748
	Analog Devices, Inc.	2,100	57,918
	Apache Corp.	5,100	468,333
	Apple, Inc. (a)	4,300	797,091
	Arch Capital Group Ltd. (a)	3,100	209,374
	Archer-Daniels-Midland Co.	500	14,610
	Ascent Media Corp., Class A (a)	54	1,382
	Autodesk, Inc. (a)	1,700	40,460
	Autoliv, Inc.	300	10,080
	Avnet, Inc. (a)	300	7,791
	Avon Products, Inc.	5,800	196,968
	Axis Capital Holdings Ltd.	300	9,054
	BMC Software, Inc. (a)	1,300	48,789
	Bank of America Corp.	36,150	611,658
	The Bank of New York Mellon Corp. (b)	39,144	1,134,785
	Baxter International, Inc.	2,800	159,628
	Beckman Coulter, Inc.	300	20,682
	Biogen Idec, Inc. (a)	300	15,156
	Boeing Co.	15,000	812,250
	Boston Scientific Corp. (a)	9,000	95,310

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Bristol-Myers Squibb Co.	112,100	$2,524,492
	Broadcom Corp., Class A (a)	4,000	122,760
	Bunge Ltd.	1,541	96,482
	Burlington Northern Santa Fe Corp.	15,900	1,269,297
	CA, Inc.	32,235	708,848
	CF Industries Holdings, Inc.	200	17,246
	CMS Energy Corp.	8,800	117,920
	CNA Financial Corp.	300	7,242
	CNX Gas Corp. (a)	4,800	147,360
	CVS Caremark Corp.	9,635	344,355
	Calpine Corp. (a)	1,200	13,824
	Cell Genesys, Inc. (a)	12,352	4,298
	CenturyTel, Inc.	2,434	81,782
	Chesapeake Energy Corp.	2,200	62,480
	Chevron Corp.	28,226	1,987,957
	Chubb Corp.	8,100	408,321
	Cigna Corp.	20,400	573,036
	Circuit City Stores, Inc. (a)	8,000	128
	Cisco Systems, Inc. (a)	49,700	1,169,938
	Citigroup, Inc.	48,230	233,433
	The Coca-Cola Co.	7,200	386,640
	Cognizant Technology Solutions Corp. (a)	2,100	81,186
	Comcast Corp., Class A	62,917	1,062,668
	Complete Production Services, Inc. (a)	16,200	183,060
	Computer Sciences Corp. (a)	1,700	89,607
	Comverse Technology, Inc. (a)	30,000	262,500
	ConAgra Foods, Inc.	8,200	177,776
	ConocoPhillips	19,650	887,394
	Consol Energy, Inc.	29,600	1,335,256
	Constellation Brands, Inc., Class A (a)	5,400	81,810
	Corning, Inc.	59,600	912,476
	Crown Holdings, Inc. (a)	8,100	220,320
	DISH Network Corp. (a)	5,700	109,782
	DaVita, Inc. (a)	3,800	215,232
	Dell, Inc. (a)	12,300	187,698
	Devon Energy Corp.	7,175	483,093
	Discover Financial Services, Inc.	50	812
	Discovery Communications, Inc., Class A (a)	540	15,601
	Discovery Communications, Inc., Class C (a)	540	14,056
	Dover Corp.	400	15,504
	The Dow Chemical Co.	21,000	547,470
	Dr. Pepper Snapple Group, Inc. (a)	5,904	169,740
	E.I. du Pont de Nemours & Co.	14,550	467,637
	EMC Corp. (a)	22,100	376,584
	ENSCO International, Inc.	1,600	68,064
	eBay, Inc. (a)	10,200	240,822
	Edison International	400	13,432
	El Paso Corp.	60,907	628,560

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Electronic Arts, Inc. (a)	15,800	$300,990
	Eli Lilly & Co.	6,200	204,786
	Endo Pharmaceuticals Holdings, Inc. (a)	2,500	56,575
	Endurance Specialty Holdings Ltd.	10,700	390,229
	Entergy Corp.	5,000	399,300
	Everest Re Group Ltd.	1,700	149,090
	Exelon Corp.	6,500	322,530
	Extreme Networks, Inc. (a)	1,331	3,727
	Exxon Mobil Corp.	32,843	2,253,358
	FMC Corp.	7,700	433,125
	FPL Group, Inc.	11,900	657,237
	FairPoint Communications, Inc.	709	291
	Family Dollar Stores, Inc.	400	10,560
	Fidelity National Information Services, Inc.	2,000	51,020
	Fidelity National Title Group, Inc., Class A	30,100	453,908
	Financial Select Sector SPDR Fund	97,200	1,452,168
	Fluor Corp.	300	15,255
	Forest Laboratories, Inc. (a)	3,700	108,928
	Freeport-McMoRan Copper & Gold, Inc., Class B	6,200	425,387
	Frontline Ltd.	300	7,017
	The Gap, Inc.	1,000	21,400
	Garmin Ltd.	600	22,644
	General Communication, Inc., Class A (a)	4,700	32,242
	General Dynamics Corp.	1,800	116,280
	General Electric Co.	48,900	802,938
	General Mills, Inc.	3,800	244,644
	Genzyme Corp. (a)	7,300	414,129
	Gilead Sciences, Inc. (a)	5,500	256,190
	Global Industries Ltd. (a)	49,700	472,150
	The Goldman Sachs Group, Inc.	2,000	368,700
	Goodrich Corp.	300	16,302
	Google, Inc., Class A (a)	2,200	1,090,870
	H.J. Heinz Co.	4,800	190,800
	Halliburton Co.	8,654	234,696
	Hanesbrands, Inc. (a)	762	16,307
	Harris Corp.	900	33,840
	HealthSouth Corp. (a)	5,320	83,205
	Hess Corp.	5,200	277,992
	Hewitt Associates, Inc., Class A (a)	400	14,572
	Hewlett-Packard Co.	16,700	788,407
	Hologic, Inc. (a)	39,600	647,064
	Honeywell International, Inc.	200	7,430
	Humana, Inc. (a)	15,500	578,150
	Intel Corp.	30,700	600,799
	International Business Machines Corp.	14,400	1,722,384
	International Game Technology	17,200	369,456
	International Paper Co.	5,100	113,373
	JDS Uniphase Corp. (a)	4,737	33,680

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	JPMorgan Chase & Co.	48,000	$2,103,360
	Johnson & Johnson	33,600	2,045,904
	KBR, Inc.	7,025	163,612
	Key Energy Services, Inc. (a)	5,400	46,980
	King Pharmaceuticals, Inc. (a)	3,800	40,926
	Kraft Foods, Inc.	28,626	752,005
	L-3 Communications Holdings, Inc.	100	8,032
	LSI Corp. (a)	2,357	12,940
	Lexmark International, Inc., Class A (a)	9,200	198,168
	Liberty Media Corp. - Entertainment, Class A (a)	16	498
	Liberty Media Holding Corp. - Capital (a)	4	84
	Liberty Media Holding Corp. - Interactive (a)	829	9,094
	Life Technologies Corp. (a)	3,430	159,666
	Lockheed Martin Corp.	4,800	374,784
	Lubrizol Corp.	300	21,438
	MEMC Electronic Materials, Inc. (a)	1,500	24,945
	Manpower, Inc.	100	5,671
	Marathon Oil Corp.	20,100	641,190
	Marsh & McLennan Cos., Inc.	1,000	24,730
	Mattel, Inc.	16,700	308,282
	McDermott International, Inc. (a)	8,700	219,849
	McDonald's Corp.	8,200	467,974
	The McGraw-Hill Cos., Inc.	500	12,570
	McKesson Corp.	4,200	250,110
	Mead Johnson Nutrition Co.	5,900	266,149
	Medco Health Solutions, Inc. (a)	6,600	365,046
	Medtronic, Inc.	24,300	894,240
	Merck & Co., Inc.	26,550	839,776
	MetLife, Inc.	7,861	299,268
	Mettler Toledo International, Inc. (a)	1,225	110,973
	Microsoft Corp.	132,500	3,430,425
	Morgan Stanley	11,700	361,296
	Motorola, Inc.	47,000	403,730
	Murphy Oil Corp.	4,000	230,280
	Mylan, Inc. (a)	16,545	264,885
	Nabors Industries Ltd. (a)	3,300	68,970
	National Oilwell Varco, Inc. (a)	11,050	476,587
	National Semiconductor Corp.	1,800	25,686
	Newmont Mining Corp.	21,700	955,234
	News Corp., Class A	23,500	281,765
	Noble Energy, Inc.	200	13,192
	Northern Trust Corp.	14,600	849,136
	Northrop Grumman Corp.	300	15,525
	Novell, Inc. (a)	8,900	40,139
	Occidental Petroleum Corp.	9,300	729,120
	Oracle Corp.	43,700	910,708

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	PPL Corp.	6,700	$203,278
	Pall Corp.	1,200	38,736
	Panera Bread Co., Class A (a)	2,700	148,500
	PartnerRe Ltd.	1,800	138,492
	PepsiAmericas, Inc.	2,900	82,824
	PerkinElmer, Inc.	4,800	92,352
	Perrigo Co.	3,900	132,561
	Pfizer, Inc.	80,350	1,329,793
	PharMerica Corp. (a)	266	4,940
	Philip Morris International, Inc.	12,800	623,872
	Pitney Bowes, Inc.	500	12,425
	Platinum Underwriters Holdings Ltd.	3,900	139,776
	Polycom, Inc. (a)	26,400	706,200
	Praxair, Inc.	1,500	122,535
	Precision Castparts Corp.	3,600	366,732
	Pride International, Inc. (a)	500	15,220
	Principal Financial Group, Inc.	4,200	115,038
	The Procter & Gamble Co.	22,900	1,326,368
	The Progressive Corp.	10,600	175,748
	QUALCOMM, Inc.	13,900	625,222
	Qwest Communications International Inc.	98,400	374,904
	R.R. Donnelley & Sons Co.	1,000	21,260
	Ralcorp Holdings, Inc. (a)	774	45,256
	RenaissanceRe Holdings Ltd.	3,800	208,088
	Reynolds American, Inc.	300	13,356
	Ross Stores, Inc.	500	23,885
	RusHydro (a)	702,273	24,580
	Ryder System, Inc.	500	19,530
	SUPERVALU, Inc.	3,172	47,770
	Safeway, Inc.	600	11,832
	Sara Lee Corp.	41,500	462,310
	Schering-Plough Corp.	28,700	810,775
	Schlumberger Ltd.	7,850	467,860
	Seahawk Drilling, Inc. (a)	33	1,026
	Sempra Energy	400	19,924
	Smith International, Inc.	2,700	77,490
	The Southern Co.	2,500	79,175
	Spirit Aerosystems Holdings, Inc., Class A (a)	22,900	413,574
	Sprint Nextel Corp. (a)	44,550	175,972
	The St. Joe Co. (a)	11,600	337,792
	Stone Energy Corp. (a)	3,150	51,377
	Sun Microsystems, Inc. (a)	15,287	138,959
	Sunoco, Inc.	200	5,690
	Synopsys, Inc. (a)	700	15,694
	Tellabs, Inc. (a)	5,100	35,292
	Teradata Corp. (a)	1,600	44,032
	Texas Instruments, Inc.	14,100	334,029
	Thermo Fisher Scientific, Inc. (a)	5,400	235,818

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Country	Common Stocks		Shares	Value

	Time Warner Cable, Inc.		1,355	$58,387
	Time Warner, Inc.		5,400	155,412
	Total System Services, Inc.		2,200	35,442
	Transatlantic Holdings, Inc.		2,000	100,340
	The Travelers Cos., Inc.		14,822	729,687
	U.S. Bancorp		31,100	679,846
	URS Corp. (a)		300	13,095
	Unifi, Inc. (a)		30,500	97,600
	Union Pacific Corp.		19,200	1,120,320
	United Technologies Corp.		2,500	152,325
	UnitedHealth Group, Inc.		24,850	622,244
	UnumProvident Corp.		600	12,864
	Valero Energy Corp.		600	11,634
	Validus Holdings Ltd.		8,969	231,400
	VeriSign, Inc. (a)		700	16,583
	Verizon Communications, Inc.		47,600	1,440,852
	Viacom, Inc., Class B (a)		22,227	623,245
	WABCO Holdings, Inc.		66	1,386
	Wal-Mart Stores, Inc.		26,400	1,295,976
	Waters Corp. (a)		4,950	276,507
	WellPoint, Inc. (a)		13,600	644,096
	Wells Fargo & Co.		41,600	1,172,288
	Western Digital Corp. (a)		2,500	91,325
	The Western Union Co.		6,600	124,872
	Windstream Corp.		6,671	67,577
	Wyeth		17,900	869,582
	XL Capital Ltd., Class A		54,218	946,646
	XTO Energy, Inc.		6,700	276,844
	Xerox Corp.		60,700	469,818
	Xilinx, Inc.		600	14,052

				91,862,404

	Total Common Stocks - 57.1%			163,820,044

	Fixed Income Securities

			Par
	Asset-Backed Securities		(000)

United States - 0.0%	Latitude CLO Ltd., Series 2005-1I, Class SUB,
	13.00%, 12/15/17 (c)	USD	100	1,000

	Total Asset-Backed Securities - 0.0%			1,000

	Corporate Bonds

Brazil - 0.0%	Cosan Finance Ltd., 7.00%, 2/01/17 (d)		100	95,500

Canada - 0.3%	Rogers Wireless Communications, Inc.,
	7.63%, 12/15/11	CAD	100	103,495
	Sino-Forest Corp., 5.00%, 8/01/13 (d)(e)	USD	606	652,207
	Sino-Forest Corp., 10.25%, 7/28/14 (d)		36	37,800

				793,502

China - 0.8%	Celestial Nutrifoods Ltd.,
	32.64%, 6/12/11 (c)(e)	SGD	800	383,346
	Chaoda Modern Agriculture Holdings Ltd.,
	7.75%, 2/08/10	USD	175	172,375

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Country	Corporate Bonds		(000)	Value

	China Petroleum & Chemical Corp.,
	5.87%, 4/24/14 (c)(e)	HKD	2,940	$414,442
	GOME Electrical Appliances Holdings Ltd., 56.17%,
	5/18/14 (c)(e)	CNY	5,100	736,838
	Pine Agritech Ltd., 21.49%, 7/27/12 (c)(e)		4,400	599,446

				2,306,447

Europe - 1.0%	European Investment Bank,
	12.95%, 9/21/10 (c)(d)	BRL	2,200	1,111,425
	European Investment Bank, 4.38%, 4/15/13	EUR	850	1,332,556
	European Investment Bank, Series 1158/0100,
	3.63%, 10/15/11		197	300,079

				2,744,060

France - 0.1%	Compagnie Generale des Etablissements Michelin,
	Series ML, 5.15%, 1/01/17 (c)(e)		98	148,973

Hong Kong - 0.5%	CITIC Resources Finance Ltd., 6.75%, 5/15/14 (d)	USD	200	190,000
	FU JI Food and Catering Services Holdings Ltd.,
	1.08%, 10/18/10 (c)(e)	CNY	1,900	180,918
	Hongkong Land CB 2005 Ltd., 2.75%, 12/21/12 (e)	USD	100	125,125
	Hutchison Whampoa International (03/33) Ltd.,
	5.45%, 11/24/10		250	261,234
	Hutchison Whampoa International (03/33) Ltd.,
	6.25%, 1/24/14		100	107,679
	Hutchison Whampoa International (09) Ltd., 7.63%,
	4/09/19 (d)		300	339,381
	Noble Group Ltd., 8.50%, 5/30/13 (d)		240	259,800

				1,464,137

India - 0.9%	Gujarat NRE Coke Ltd., 0.00%, 4/12/11 (c)(e)		200	240,000
	Housing Development Finance Corp.,
	0.00%, 9/27/10 (c)(e)		100	179,500
	Punj Lloyd Ltd., 15.83%, 4/08/11 (c)(e)		200	223,000
	Reliance Communications Ltd.,
	0.00%, 5/10/11 (c)(e)		300	345,000
	Reliance Communications Ltd.,
	0.00%, 3/01/12 (c)(e)		800	833,814
	Suzlon Energy Ltd., 25.92%, 6/12/12 (c)(e)		211	212,589
	Tata Motors Ltd., 1.00%, 4/27/11 (e)		215	242,950
	Tata Steel Ltd., 1.00%, 9/05/12 (e)		200	220,371

				2,497,224

Ireland - 0.1%	VIP Finance Ireland Ltd. for OJSC Vimpel
	Communications, 8.38%, 4/30/13 (d)		200	208,000

Japan - 0.2%	The Bank of Kyoto Ltd., 2.10%, 3/31/14 (c)(e)	JPY	10,000	112,289
	The Mie Bank Ltd., 1.00%, 10/31/11 (e)		6,000	62,990
	Nagoya Railroad Co. Ltd., 1.22%, 3/30/12 (c)(e)		2,000	23,172
	Suzuki Motor Corp., Series 9,
	0.21%, 3/29/13 (c)(e)		45,000	504,706

				703,157

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Country	Corporate Bonds		(000)	Value

Kazakhstan - 0.3%	KazMunaiGaz Finance Sub BV, 9.13%, 7/02/18 (d)	USD	900	$976,500

Luxembourg - 0.8%	ALROSA Finance SA, 8.88%, 11/17/14		200	195,250
	Acergy SA, Series ACY, 2.25%, 10/11/13 (e)		100	93,854
	Evraz Group SA, 8.88%, 4/24/13 (d)		100	95,500
	Evraz Group SA, 8.25%, 11/10/15		100	94,750
	Evraz Group SA, 9.50%, 4/24/18 (d)		300	286,875
	Gaz Capital SA, 6.61%, 2/13/18	EUR	371	538,888
	TNK-BP Finance SA, 7.50%, 7/18/16 (d)	USD	100	97,250
	UBS Luxembourg SA for OJSC Vimpel
	Communications, 8.25%, 5/23/16		100	100,500
	VIP Finance Ireland Ltd. for OJSC Vimpel
	Communications, 9.13%, 4/30/18 (d)		793	829,676

				2,332,543

Malaysia - 0.9%	Berjaya Land Bhd, 8.00%, 8/15/11 (e)	MYR	780	229,218
	Cherating Capital Ltd., 2.00%, 7/05/12 (e)(f)	USD	200	220,000
	Feringghi Capital Ltd., 0.00%, 12/22/09 (c)(e)		200	228,250
	IOI Resources, 8.42%, 1/15/13 (c)(e)		300	293,625
	Johor Corp., Series P3, 1.00%, 7/31/12	MYR	1,741	492,973
	Rafflesia Capital Ltd., 1.25%, 10/04/11 (e)(f)	USD	600	701,312
	YTL Power Finance Cayman Ltd.,
	0.00%, 5/09/10 (c)(e)		300	365,517

				2,530,895

Netherlands - 0.2%	ASM International NV, 4.25%, 12/06/11 (d)(e)		100	104,000
	ASM International NV, 4.25%, 12/06/11 (e)		30	30,675
	Heidelberg International Finance B.V.,
	0.88%, 2/09/12 (e)	EUR	100	158,851
	Pargesa Netherlands NV, 1.75%, 6/15/14 (e)	CHF	275	237,172

				530,698

Norway - 0.1%	Subsea 7, Inc., 2.80%, 6/06/11 (e)	USD	300	286,125
	Subsea 7, Inc., 5.82%, 6/29/17 (c)(e)		100	97,322

				383,447

Singapore - 1.0%	CapitaLand Ltd., 2.10%, 11/15/16 (e)	SGD	750	509,752
	CapitaLand Ltd., 3.13%, 3/05/18 (e)		1,000	677,067
	CapitaLand Ltd., 2.95%, 6/20/22 (e)		1,250	722,471
	Keppel Land Ltd., 2.50%, 6/23/13 (e)		200	138,342
	Olam International Ltd., 6.00%, 10/15/16 (e)(g)	USD	200	204,788
	Wilmar International Ltd.,
	15.45%, 12/18/12 (c)(e)		200	266,969
	Yanlord Land Group Ltd., 5.85%, 7/13/14 (e)	SGD	500	385,997

				2,905,386

South Korea - 0.5%	Korea Electric Power Corp.,
	1.55%, 11/23/11 (c)(e)	JPY	30,000	331,019
	Korea Electric Power Corp., 5.13%, 4/23/34		340	345,530
	Korea Electric Power Corp., 7.68%, 4/01/96 (h)	USD	280	176,400
	Zeus Cayman, 3.76%, 8/19/13 (c)(e)	JPY	65,000	700,579

				1,553,528

Sweden - 0.1%	Svensk Exportkredit AB, 10.50%, 9/29/15 (f)	TRY	504	304,235

Trinidad - 0.0%	Petroleum Co. of Trinidad & Tobago Ltd.,
	9.75%, 8/14/19 (d)	USD	115	130,237

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Country	Corporate Bonds		(000)	Value

United Arab Emirates - 1.2%	Abu Dhabi National Energy Co.,
	6.50%, 10/27/36	USD	100	$96,250
	Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (e)		1,940	1,729,025
	Nakheel Development Ltd., 3.17%, 12/14/09		980	999,600
	Nakheel Development 2 Ltd., 2.75%, 1/16/11		600	480,000

				3,304,875

United Kingdom - 0.2%	Shire Plc, 2.75%, 5/09/14 (e)		600	567,131

United States - 6.2%	The AES Corp., 8.38%, 3/01/11	GBP	84	133,574
	Advanced Micro Devices, Inc., 7.75%, 11/01/12		13	11,700
	Advanced Micro Devices, Inc., 6.00%, 5/01/15 (e)	USD	3,108	2,327,115
	Amgen, Inc., 0.38%, 2/01/13 (e)		959	969,789
	Archer-Daniels-Midland Co., 0.88%, 2/15/14 (e)		197	192,567
	Cell Genesys, Inc., 3.13%, 5/01/13 (e)		18	9,212
	Chesapeake Energy Corp., 2.50%, 5/15/37 (e)		631	576,576
	Chesapeake Energy Corp., 2.25%, 12/15/38 (e)		617	461,207
	China Milk Products Group Ltd.,
	16.90%, 1/05/12 (c)(e)		400	437,654
	Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		150	111,375
	General Cable Corp., 1.00%, 10/15/12 (e)		112	95,760
	General Electric Capital Corp., 0.37%, 1/15/10 (f)	JPY	119,000	1,322,322
	Greenbrier Cos., Inc., 2.38%, 5/15/26 (e)	USD	152	103,170
	Helix Energy Solutions Group, Inc.,
	3.25%, 12/15/25 (e)		43	37,786
	Hologic, Inc., 2.00%, 12/15/37 (e)(i)		1,486	1,214,805
	IOI Capital Bhd, Series IOI, 0.00%, 12/18/11 (c)(e)		325	392,437
	Intel Corp., 2.95%, 12/15/35 (e)		318	283,815
	Intel Corp., 3.25%, 8/01/39 (d)(e)		391	417,881
	Mandra Forestry, 12.00%, 5/15/13 (a)(d)(j)(k)		475	342,000
	McMoRan Exploration Co., 5.25%, 10/06/11 (d)(e)		200	183,250
	Medtronic, Inc., 1.50%, 4/15/11 (e)		77	76,615
	Medtronic, Inc., 1.63%, 4/15/13 (e)		703	694,212
	Millipore Corp., 3.75%, 6/01/26 (e)		106	110,240
	Mylan, Inc., 1.25%, 3/15/12 (e)		611	598,016
	Nabi Biopharmaceuticals, 2.88%, 4/15/25 (e)		80	76,000
	Northwest Airlines, Inc., Series 1999-3-B,
	9.49%, 10/01/16 (a)(j)		136	14,438
	Paka Capital Ltd., 2.73%, 3/12/13 (c)(e)		100	99,504
	Pemex Project Funding Master Trust,
	5.50%, 2/24/25	EUR	570	706,911
	Preferred Term Securities XXIV, Ltd.,
	5.97%, 3/22/37 (a)(d)	USD	150	2
	Preferred Term Securities XXV, Ltd.,
	5.76%, 6/22/37 (a)		300	3
	Preferred Term Securities XXVI, Ltd.,
	6.19%, 9/22/37 (a)		140	56
	Preferred Term Securities XXVII, Ltd.,
	6.29%, 12/22/37 (a)		100	150

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Country	Corporate Bonds		(000)	Value

	Ranbaxy Laboratories Ltd.,
	21.04%, 3/18/11 (c)(e)	USD	200	$227,056
	SBA Communications Corp., 4.00%,
	10/01/14 (d)(e)		243	270,337
	SanDisk Corp., 1.00%, 5/15/13 (e)		983	764,282
	SonoSite, Inc., 3.75%, 7/15/14 (e)		137	132,034
	Suzlon Energy Ltd., 13.87%, 10/11/12 (c)(e)		300	300,000
	Suzlon Energy Ltd., 5.37%, 7/25/14 (c)(e)		341	355,068
	TNK-BP Finance SA, 6.63%, 3/20/17 (d)		450	413,460
	TNK-BP Finance SA, 7.88%, 3/13/18 (d)		700	683,410
	Tenet Healthcare Corp., 9.25%, 2/01/15		200	208,750
	Transocean, Inc., 1.50%, 12/15/37 (e)		1,395	1,346,175
	Transocean, Inc., Series A, 1.63%, 12/15/37 (e)		790	786,050
	Transocean, Inc., Series C, 1.50%, 12/15/37 (e)		218	207,645
	Uno Restaurant Corp., 10.00%, 2/15/11 (d)		90	18,450

				17,712,859

	Total Corporate Bonds - 15.4%			44,193,334

	Floating Rate Loan Interests

United States - 0.1%	Bumi Resources Tbk Pt Term Loan,
	10.25%, 8/24/12		300	300,000

	Total Floating Rate Loan Interests - 0.1%			300,000

	Foreign Government Obligations

	Australian Government Bonds, 5.75%, 6/15/11	AUD	752	677,777
	Brazil Notas do Tesouro Nacional, Series F,
	10.00%, 1/01/17	BRL	5,421	2,658,745
	Bundesrepublik Deutschland, 1.50%, 9/21/12	USD	1,000	995,568
	Bundesrepublik Deutschland, 4.00%, 7/04/16	EUR	1,400	2,199,034
	Bundesrepublik Deutschland, 4.25%, 7/04/17		1,580	2,510,437
	Bundesrepublik Deutschland, 3.50%, 7/04/19		860	1,287,345
	Bundesrepublik Deutschland, Series 08,
	4.25%, 7/04/18		200	317,481
	Bundesschatzanweisungen, Series 1,
	4.75%, 6/11/10	EUR	833	1,253,523
	Caisse d'Amortissement de la Dette Sociale, 3.25%,
	4/25/13		300	453,109
	Caisse d'Amortissement de la Dette Sociale, 4.00%,
	10/25/14		375	580,294
	Canadian Government Bond, 4.00%, 9/01/10	CAD	395	380,626
	Canadian Government Bond, 4.00%, 6/01/16		275	274,972
	Japanese Government CPI Linked Bond, Series 5,
	0.80%, 9/10/15	JPY	63,388	658,635
	Japanese Government CPI Linked Bond, Series 6,
	0.80%, 12/10/15		77,979	809,632
	Japanese Government CPI Linked Bond, Series 7,
	0.80%, 3/10/16		149,433	1,537,695
	Japanese Government CPI Linked Bond, Series 16,
	1.40%, 6/10/18		60,960	633,606

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Country	Foreign Government Obligations		(000)	Value

	Japanese Government Two Year Bond, Series 272,
	0.70%, 9/15/10	JPY	43,000	$481,430
	Kreditanstalt fuer Wiederaufbau, 3.25%, 6/27/13	EUR	800	1,224,926
	Kreditanstalt fuer Wiederaufbau, Series DPW,
	0.50%, 2/03/10		420	610,544
	Malaysia Government Bond, 3.76%, 4/28/11	MYR	2,215	653,845
	Malaysia Government Bond, Series 3/06,
	3.87%, 4/13/10		1,800	525,179
	Netherland Government Bond, 3.75%, 7/15/14	EUR	475	732,512
	New Zealand Government Bond, Series 216,
	4.50%, 2/14/16	NZD	425	440,414
	Poland Government Bond, 3.00%, 8/24/16	PLN	1,899	628,644
	United Kingdom Gilt, 4.25%, 3/07/11	GBP	1,435	2,403,118

	Total Foreign Government Obligations - 8.7%			24,929,091

	Structured Notes

Taiwan - 0.0%	UBS AG (Total Return TWD Linked Notes),
	0.26%, 12/01/10 (c)(d)	USD	92	91,478

	Total Structured Notes - 0.0%			91,478

	U.S. Treasury Obligations

	U.S. Treasury Inflation Indexed Bonds,
	0.88%, 4/15/10		1,904	1,904,751
	U.S. Treasury Inflation Indexed Bonds,
	2.38%, 4/15/11		3,168	3,262,318
	U.S. Treasury Inflation Indexed Bonds,		4,846	5,027,645
	2.00%, 1/15/16
	U.S. Treasury Inflation Indexed Bonds,
	2.50%, 7/15/16		1,552	1,663,150
	U.S. Treasury Inflation Indexed Bonds,
	1.63%, 1/15/18		969	979,098
	U.S. Treasury Inflation Indexed Bonds,
	2.38%, 1/15/27		1,015	1,066,202
	U.S. Treasury Notes, 2.13%, 1/31/10		700	704,539
	U.S. Treasury Notes, 2.88%, 6/30/10 (b)		1,870	1,905,573
	U.S. Treasury Notes, 2.75%, 7/31/10		2,232	2,276,205
	U.S. Treasury Notes, 4.88%, 5/31/11		1,850	1,976,899
	U.S. Treasury Notes, 2.00%, 4/15/12		68	70,386
	U.S. Treasury Notes, 2.38%, 9/30/14		3,323	3,331,573
	U.S. Treasury Notes, 2.63%, 2/29/16		845	836,022
	U.S. Treasury Notes, 2.75%, 2/15/19		1,781	1,699,603

	Total U.S. Treasury Obligations - 9.3%			26,703,964

	Total Fixed Income Securities - 33.5%			96,218,867

	Investment Companies		Shares

United States - 2.9%	Consumer Staples Select Sector SPDR Fund		15,500	394,630
	Health Care Select Sector SPDR Fund		15,800	452,986
	iShares Dow Jones U.S. Telecommunications Sector
	Index Fund		12,900	243,294
	iShares Silver Trust (a)		53,800	881,244

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Investment Companies		Shares	Value

	KBW Bank ETF		2,700	$62,991
	SPDR Gold Trust (a)		46,900	4,636,065
	Technology Select Sector SPDR Fund		33,600	701,232
	Telecom HOLDRs Trust		3,300	79,794
	Utilities Select Sector SPDR Fund		26,600	780,178
	Vanguard Telecommunication Services ETF		400	21,824

				8,254,238

Vietnam - 0.1%	Vietnam Enterprise Investments Ltd.,
	R Shares (a)		31,875	57,375
	Vinaland Ltd. (a)		285,500	261,233

				318,608

	Total Investment Companies - 3.0%			8,572,846

	Preferred Securities

			Par
	Capital Trusts		(000)

Singapore - 0.0%	DBS Capital Funding Corp.,
	7.66% (f)(l)	USD	26	26,533

	Total Capital Trusts - 0.0%			26,533

	Preferred Stocks		Shares

Brazil - 0.0%	Cia Brasileira, Class B (a)		984	27,755

United States - 0.4%	Bunge Ltd., 4.875% (e)		924	80,458
	El Paso Corp., 4.99% (d)(e)		190	175,513
	El Paso Corp., 4.99% (e)		632	583,810
	Mylan, Inc., 6.50% (e)		185	191,584
	NRG Energy, Inc., 4% (e)		97	136,770
	XL Capital Ltd., 10.75% (e)		2,945	81,429

				1,249,564

	Total Preferred Stocks - 0.4%			1,277,319

	Total Preferred Securities - 0.4%			1,303,852

	Warrants (m)

Canada - 0.0%	Kinross Gold Corp. (expires 9/03/13)		6,330	30,153
	New Gold, Inc. (expires 4/03/12)		30,000	1,121

				31,274

United States - 0.0%	Mandra Forestry Finance Ltd.
	(expires 5/15/13) (d)		475	475

	Total Warrants - 0.0%			31,749

	Total Long-Term Investments
	(Cost - $255,953,190) - 94.0%			269,947,358

			Par
	Short-Term Securities		(000)

Time Deposits

Canada - 0.0%	Brown Brothers Harriman & Co., 0.06%, 10/01/09	CAD	3	2,571

Hong Kong - 0.0%	Brown Brothers Harriman & Co., 0.01%, 10/01/09	HKD	57	7,332

Japan - 0.0%	Brown Brothers Harriman & Co., 0.01%, 10/01/09	JPY	470	5,246

Switzerland - 0.0%	Brown Brothers Harriman & Co., 0.02%, 10/01/09	CHF	17	15,949

United Kingdom - 0.0%	Brown Brothers Harriman & Co., 0.09%, 10/01/09	GBP	2	2,954

United States - 0.0%	Brown Brothers Harriman & Co., 0.03%, 10/01/09	USD	5	5,498

	Total Time Deposits - 0.0%			39,550

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Short-Term Securities			(000)	Value

U.S. Treasury Obligations	U.S. Treasury Bills, 0.16%, 10/22/09	USD	1,592	$1,591,965
	U.S. Treasury Bills, 0.17%, 10/29/09		295	294,986
	U.S. Treasury Bills, 0.06%, 11/12/09		2,059	2,058,880
	U.S. Treasury Bills, 0.13%, 11/19/09		2,948	2,947,382
	U.S. Treasury Bills, 0.13%, 12/10/09		5,200	5,199,345
	U.S. Treasury Bills, 0.08%, 12/17/09		3,290	3,289,424
	U.S. Treasury Bills, 0.09%, 12/24/09		250	249,939
	U.S. Treasury Bills, 0.17%, 11/05/09		622	621,897

	Total U.S. Treasury Obligations - 5.7%			16,253,818

			Shares

Money Market Fund - 0.0%	BlackRock Liquidity Funds,
	TempFund, 0.20% (n)(o)		9,803	9,803

	Total Short-Term Securities
	(Cost - $16,302,105) - 5.7%			16,303,171

	Options Purchased		Contracts

Exchange-Traded Call Options	General Motors Corp., expiring 1/16/10
	at USD 50		87	87
	General Motors Corp., expiring 1/16/10
	at USD 60		84	84

				171

Exchange-Traded Put Options	S&P 500 Listed Option, expiring 12/19/09
	at USD 90		9	8,910

Over-the Counter Call Options	Australian Dollar, expiring 12/19/09
	at USD 0.78, Broker Morgan Stanley Capital
	Services, Inc.		3	1,323

	Total Options Purchased
	(Cost - $121,954) - 0.0%			10,404

	Total Investments Before Structured Options,
	Investments Sold Short and Options Written
	(Cost - $272,377,249*) - 99.7%			286,260,933

Structured Options	Credit Suisse Euro Stoxx Index Link,
	expiring 7/17/10, Broker Credit Suisse
	International (p)		1,001	158,664
	JPMorgan Euro Stoxx Index Link, expiring
	7/16/10, Broker JP Morgan Chase (q)		1,300	203,320

	Total Structured Options
	(Cost - $0*) - 0.1%			361,984

	Investments Sold Short		Shares

	Bed Bath & Beyond, Inc.		(6,200)	(232,748)
	Best Buy Co., Inc.		(5,100)	(191,352)
	D.R. Horton, Inc.		(14,900)	(170,009)
	Home Depot, Inc.		(15,200)	(404,928)
	Lowe's Cos., Inc.		(9,600)	(201,024)
	Masco Corp.		(7,300)	(94,316)

	Total Investments Sold Short
	(Proceeds - $1,117,746) - (0.4)%			(1,294,377)

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Written	Contracts	Value

Exchange-Traded Call Options	Aetna, Inc., expiring 10/17/09 at USD 30	78	$(3,315)
	Apple, Inc., expiring 1/16/10 at USD 85	43	(432,365)
	Avon Products, Inc., expiring 1/16/10 at
	USD 22.50	58	(66,700)
	Bank of America Corp., expiring 11/21/09 at USD 15	253	(60,973)
	Burlington Northern Santa Fe Corp., expiring
	1/16/10 at USD 80	48	(24,960)
	Cigna Corp., expiring 1/16/10 at USD 30	39	(9,262)
	Cigna Corp., expiring 10/17/09 at USD 25	82	(28,700)
	Complete Production Services, Inc., expiring
	1/16/10 at USD 7.50	40	(16,200)
	Consol Energy, Inc., expiring 1/16/10
	at USD 46	77	(36,960)
	Humana, Inc., expiring 11/21/09 at USD 32	56	(34,160)
	JPMorgan Chase & Co., expiring
	12/19/09 at USD 39	120	(75,000)
	MetLife, Inc., expiring 12/19/09 at USD 40	78	(16,575)
	Microsoft Corp., expiring 1/16/10 at USD 15	107	(115,828)
	Microsoft Corp., expiring 1/16/10
	at USD 17.50	135	(112,725)
	Microsoft Corp., expiring 10/17/09 at USD 25	156	(15,990)
	Morgan Stanley, expiring 1/16/10 at USD 33	29	(1,015)
	Mylan Laboratories Inc., expiring
	10/17/09 at USD 15	50	(5,500)
	Polycom, Inc., expiring 1/16/10 at USD 20	66	(46,530)
	UnitedHealth Group, Inc., expiring
	12/19/09 at USD 27	107	(15,515)
	WellPoint, Inc., expiring 12/19/09 at USD 55	49	(5,635)
	Xerox Corp., expiring 4/17/10 at USD 8	34	(3,230)

			(1,127,138)

Exchange-Traded Put Options	S&P 500 Listed Option, expiring 12/19/09 at USD 80
		9	(3,420)

	Total Options Written
	(Premiums Received - $516,824) - (0.4)%		(1,130,558)

	Total Investments, Net of Investments Sold Short and
	Options Written - 99.0%		284,197,982
	Other Assets Less Liabilities - 1.0%		2,950,244

	Net Assets - 100.0%		$287,148,226

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$275,313,653

Gross unrealized appreciation	$32,009,291
Gross unrealized depreciation	(20,700,027)

Net unrealized appreciation	$11,309,264

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(c)	Represents a zero coupon bond. Rate shown represents the current yield as of report date.

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments September 30, 2009 (Unaudited)

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Convertible security.
(f)	Variable rate security. Rate shown is as of report date.
(g)	When issued security.

Counterparty	Market Value	Unrealized Appreciation

JPMorgan Chase Bank NA	$204,788	$8,788

(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(i)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.
(j)	Issuer filed for bankruptcy and/or is in default of interest payments.
(k)	Issued with warrants.
(l)	Security is perpetual in nature and has no stated maturity date.
(m)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(n)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(a) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	$9,803	$179
BlackRock Liquidity Series, LLC Money Market Series	-	$259

(o)	Represents the current yield as of report date.
(p)	CSFB DJ EuroStoxx Structured Option is issued in units. Each unit represents a composite structure based on the product of the DJ EuroStoxx 50 Index and the Euro / U.S. Dollar exchange rate, with an initial reference strike of 3,271.3474. Each unit contains (a) one written put on the composite index at a strike price of 3,173.207 and (b) 2.0 call spread units on the composite index with a lower call strike of 3,271.3474 and an upper call strike of 3,762.0495.
Because the Structured Option was constructed with an upper call strike of 115% of the initial reference strike, theoretically, the structure would peak at a 30% return in the event that the composite index rose above 3,762.0495. On September 30, 2009, the composite index was at 4,204.381. At this time, the value of this structured option was $158,704 based on a price of $518.64 per unit. The option expires on July 23, 2010.

(q)	JP Morgan DJ EuroStoxx Structured Option is issued in units. Each unit represents a composite structure based on the product of the DJ EuroStoxx 50 Index and the Euro / U.S. Dollar exchange rate. Each unit contains (a) one written put on the composite index at a strike price of 3,299.55 and (b) 2.03 call spread units on the composite index with a lower call strike of 3,401.60 and an upper call strike of 3,911.84. For each unit of the Structured Option, the Portfolio has sold or written 2.03 calls on the composite index at 3,911.84 and bought 2.03 calls on the composite index at 3,401.6.
Because the structured option was constructed with an upper call strike of 115%, theoretically, the structure would peak at 30.45% return in the event that the composite index rose above 3,911.84. On September 30, 2009, the composite index was 4,024.381. At this time, the value of this structured option was $203,374 based on the price of the structure of $532.16 per unit. The option expires on July 16, 2010.

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments September 30, 2009

• Financial futures contracts purchased as of September 30, 2009 were as follows:

Contracts		Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

103		DJ Euro Stoxx 50	Eurex Deutschland	December 2009	$4,220,586	$85,651
6		FTSE 100 Index	LIFFE	December 2009	$473,628	14,546
5		Osaka Nikkei 225	Osaka	December 2009	$289,241	(10,318)

Total						$89,879

• Financial futures contracts sold as of September 30, 2009 were as follows:

Contracts		Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

3		Hang Seng Index Future	Hong Kong	October 2009	$400,509	$(3,908)
34		S&P 500 Index	Chicago	December 2009	$8,874,302	(75,348)
3		S&P TSE 60 Index	Montreal	December 2009	$385,435	5,423

Total						$(73,833)

• Foreign currency exchange contracts as of September 30, 2009 were as follows:

						Unrealized
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)

BRL	13,227	USD	7,383	Brown Brothers Harriman & Co.	10/01/09	$83
EUR	627,600	USD	915,351	Citibank, NA	10/01/09	3,050
EUR	239,890	USD	350,000	HSBC Bank USA, NA	10/01/09	1,045
JPY	32,029	USD	359	Credit Suisse International	10/01/09	(2)
JPY	255,534	USD	2,842	Brown Brothers Harriman & Co.	10/01/09	5
USD	348,992	EUR	239,890	Deutsche Bank AG	10/01/09	(2,053)
USD	912,844	EUR	627,600	Citibank, NA	10/01/09	(5,559)
USD	2,941	GBP	1,847	Brown Brothers Harriman & Co.	10/01/09	(10)
USD	1,580	MYR	5,500	Brown Brothers Harriman & Co.	10/01/09	(10)
EUR	604,000	USD	888,856	Credit Suisse International	10/02/09	(4,992)
EUR	452,045	USD	664,063	Barclays Bank Plc	10/02/09	(2,562)
EUR	171,809	USD	251,927	UBS AG	10/02/09	(510)
JPY	127,901	USD	1,425	The Goldman Sachs Group, Inc.	10/02/09	-
USD	9,200	BRL	16,389	Brown Brothers Harriman & Co.	10/02/09	(51)
USD	882,147	EUR	604,000	Credit Suisse International	10/02/09	(1,721)
USD	911,763	EUR	623,854	UBS AG	10/02/09	(1,159)
USD	5,218	JPY	469,650	Brown Brothers Harriman & Co.	10/02/09	(14)
USD	7,332	HKD	56,826	Brown Brothers Harriman & Co.	10/05/09	(1)
EUR	240,071	USD	355,356	JPMorgan Chase Bank NA	10/08/09	(4,051)
JPY	160,749,638	USD	1,762,606	Credit Suisse International	10/08/09	28,254
USD	1,466,524	GBP	897,852	Deutsche Bank AG	10/08/09	31,667
USD	2,062,079	EUR	1,392,619	UBS AG	10/08/09	24,209
EUR	401,500	CHF	607,413	UBS AG	10/09/09	1,354
EUR	504,700	USD	743,395	Brown Brothers Harriman & Co.	10/09/09	(4,849)

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments September 30, 2009 (Unaudited)

								Unrealized
							Settlement	Appreciation
Currency Purchased			Currency Sold		Counterparty		Date	(Depreciation)

EUR	504,200		USD	743,364	Deutsche Bank AG		10/09/09	$(5,550)
USD	333,210		ZAR	2,485,880	UBS AG		10/09/09	2,865
CNY	1,871,800		USD	280,000	JPMorgan Chase Bank NA		10/13/10	(5,402)
EUR	1,283,609		USD	1,900,000	JPMorgan Chase Bank NA		10/15/08	(21,648)
EUR	1,283,649		USD	1,900,000	HSBC Bank USA, NA		10/15/09	(21,590)
EUR	627,600		USD	912,841	Citibank, NA		10/15/09	5,549
EUR	239,890		USD	348,992	Deutsche Bank AG		10/15/09	2,048
EUR	604,000		USD	882,142	Credit Suisse International		10/16/09	1,713
EUR	623,854		USD	911,763	UBS AG		10/16/09	1,146

Total								$21,254

• Total return swaps outstanding as of September 30, 2009 were as follows:

Interest Receivable Rate		Interest Payable Rate		Counterparty	Expiration	Notional Amount	(000)	Unrealized Appreciation

0.00% [1]		0.00% [3]		BNP Paribas SA	September 2010	USD	1,305	$71,833
0.00% [2]		0.00% [4]		Deutsche Bank AG	September 2010	USD	766	59,509
0.00% [2]		0.00% [5]		BNP Paribas SA	September 2010	USD	550	42,724

Total								$174,066

[1] Rate shown is based on the MSCI Daily Total Return Net EAFE USD Index as of 9/30/09.
[1] Rate shown is based on the MSCI Daily Total Return Net Europe USD Index as of 9/30/09.
[3] Rate shown is based on the 1-month Libor minus 0.85% as of 9/30/09.
[4] Rate shown is based on the 3-month Libor minus 0.72% as of 9/30/09.
[5] Rate shown is based on the 3-month Libor minus 0.74% as of 9/30/09.

• Portfolio Abbreviations:
ADR	American Depositary Receipts				HKD	Hong Kong Dollar
AUD	Australian Dollar				JPY	Japanese Yen
BRL	Brazilian Real				MYR	Malaysian Ringgit
CAD	Canadian Dollar				NZD	New Zealand Dollar
CHF	Swiss Frank				PLN	Polish Zloty
CNY	Chinese Yuan				SGD	Singapore Dollar
EUR	Euro				TRY	Turkish Lira
GBP	British Pound				USD	US Dollar
GDR	Global Depositary Receipts				ZAR	South African Rand

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments September 30, 2009 (Unaudited)

•	Fair Value Measurements - various inputs are used in determining the fair value of investments, which are as follows:
	•	Level 1 - price quotations in active markets/exchanges for identical securities
	•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
	•	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Portfolio's investments:

	Investments in
Valuation Inputs	Securities

	Assets	Liabilities

Level 1
Long-Term Investments
Common Stocks:
Bermuda	$231,400	-
Brazil	6,065,210	-
Canada	9,487,593	-
Chile	158,585	-
China	198,539	-
France	22,895	-
Germany	13,920	-
India	124,741	-
Ireland	244,532	-
Israel	593,428	-
Japan	364,231	-
Kazakhstan	671,400	-
Mexico	384,403	-
Netherlands	126,720	-
Russia	3,090,153	-
South Africa	130,403	-
South Korea	592,919	-
Switzerland	975,124	-
Taiwan	400,055	-
Thailand	622,654	-
United Kingdom	2,697,454	-
United States	91,631,004	-

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments September 30, 2009 (Unaudited)

	Investments in
Valuation Inputs	Securities

	Assets	Liabilities

Investment Companies	$8,515,471	-
Preferred Stocks	353,471	-
Warrants	31,274	-
Short-Term Securities	9,803	-
Investments Sold Short	-	$(1,294,377)

Total Level 1	127,737,382	(1,294,377)

Level 2
Long-Term Investments
Common Stocks:
Australia	1,702,279	-
Austria	133,789	-
China	3,738,822	-
Egypt	367,710	-
Finland	110,493	-
France	2,102,605	-
Germany	439,720	-
Hong Kong	1,572,952	-
India	1,909,655	-
Indonesia	202,558	-
Italy	209,649	-
Japan	20,308,687	-
Luxembourg	12,715	-
Malaysia	891,500	-
Netherlands	229,877	-
Norway	284,470	-
Philippines	3,026	-
Singapore	2,072,425	-
South Africa	258,513	-
South Korea	1,713,560	-
Spain	454,253	-
Switzerland	2,080,485	-
Taiwan	1,525,693	-
United Kingdom	2,667,245	-
Corporate Bonds	36,284,793	-
Foreign Government Obligations	24,300,447	-
U.S. Treasury Obligations	26,703,964	-
Investment Companies	57,375	-
Capital Trusts	26,533	-
Preferred Stocks	896,093	-
Short-Term Securities	16,293,368	-

Total Level 2	149,555,254	-

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments September 30, 2009 (Unaudited)

	Investments in
Valuation Inputs	Securities

	Assets	Liabilities

Level 3
Asset-Backed Securities	$1,000	-
Corporate Bonds	7,908,541	-
Floating Rate Loan Interests	300,000	-
Foreign Government Obligations	628,644	-
Structured Notes	91,478	-
Preferred Stocks	27,755	-
Warrants	475	-

Total Level 3	8,957,893	-

Total	$286,250,529	$(1,294,377)

Valuation Inputs	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	$114,701	$(1,212,292)
Level 2	278,377	(89,574)
Level 3	361,984	-

Total	$755,062	$(1,301,866)

1Other financial instruments are swaps, financial futures contracts, foreign currency exchange contracts, structured options, options purchased and options written. Swaps, financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and structured options, options purchased and options written are shown at market value.

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments September 30, 2009 (Unaudited)

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in Securities

	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Foreign Government Obligations	Structured Notes	Preferred Stocks	Warrants	Total

Balance, as of
December 31,
2008	-	-	-	-	-	-	-	-
Accrued
discounts/
premiums	-	-	-	-	-	-	-	-
Realized gain
(loss)	-	-	-	-	-	-	-	-
Change in
unrealized
appreciation/
depreciation	-	-	-	-	-	-	-	-
Net purchases
(sales)	-	-	-	-	-	-	-	-
Net transfers
in/out of Level 3	$1,000	$7,908,541	$300,000	$628,644	$91,478	$27,755	$475	$8,957,893

Balance, as of
September 30,
2009	$1,000	$7,908,541	$300,000	$628,644	$91,478	$27,755	$475	$8,957,893

The following is a reconciliation of other financial instruments for unobservable inputs (Level 3) used in determining fair value:

Other Financial
Instruments[2]

Assets

Balance, as of December 31, 2008	$8,031
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/
depreciation	1,546
Net purchases	(9,577)
Net transfers in/out of Level 3	361,984

Balance, as of September 30, 2009	$361,984

2 Other financial instruments are swaps and structured options. Swaps are shown at the unrealized appreciation/depreciation on the instrument and structured options are shown at market value.

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value

Commercial Banks - 0.1%	Royal Bank of Scotland Group Plc, 2.63%, 5/11/12 (a)	$125	$126,857

	Total Corporate Bonds - 0.1%		126,857

	Foreign Agency Obligations

	Landwirtschaftliche Rentenbank, 4.13%, 7/15/13	45	47,419
	Landwirtschaftliche Rentenbank, Series E, 5.25%, 7/02/12	160	174,360
	Province of Ontario Canada, 4.10%, 6/16/14	25	26,431

	Total Foreign Agency Obligations - 0.2%		248,210

	Non-Agency Mortgage-Backed Securities

Collateralized Mortgage	Countrywide Alternative Loan Trust, Series 2008-2R, Class
Obligations - 1.6%	3A1, 6.00%, 8/25/37	902	617,547
	Countrywide Alternative Loan Trust, Series 2008-2R, Class
	4A1, 6.25%, 8/25/37	1,896	1,173,051
	Residential Funding Mortgage Securities I, Series 2007-S2,
	Class A3, 6.00%, 2/25/37	399	359,925

	Total Non-Agency Mortgage-Backed Securities - 1.6%		2,150,523

	U.S. Government Sponsored Agency Securities

Collateralized Mortgage	Ginnie Mae Mortgage-Backed Securities, Series 2004-43,
Obligations - 3.3%	Class Z, 4.50%, 6/16/44 (b)	2,215	1,795,066
	Ginnie Mae Mortgage-Backed Securities, Series 2004-45,
	Class Z, 5.69%, 6/16/45 (b)	2,362	2,528,237

			4,323,303

Federal Deposit Insurance	General Electric Capital Corp., 2.25%, 3/12/12	700	712,641
Corporation Guaranteed -	General Electric Capital Corp., 2.00%, 9/28/12	700	703,901
1.9%	General Electric Capital Corp., 2.13%, 12/21/12	1,050	1,059,537

			2,476,079

Interest Only Collateralized	Ginnie Mae Mortgage-Backed Securities, Series 2002-83,
Mortgage Obligations - 3.0%	Class IO, 1.57%, 10/16/42 (b)	19,748	390,610
	Ginnie Mae Mortgage-Backed Securities, Series 2003-17,
	Class IO, 1.24%, 3/16/43 (b)	28,136	723,017
	Ginnie Mae Mortgage-Backed Securities, Series 2003-109,
	Class IO, 1.10%, 11/16/43 (b)	17,468	472,675
	Ginnie Mae Mortgage-Backed Securities, Series 2004-9, Class
	IO, 1.38%, 3/16/34 (b)	10,484	293,976
	Ginnie Mae Mortgage-Backed Securities, Series 2004-77,
	Class IO, 1.07%, 9/16/44 (b)	63,818	1,871,286
	Ginnie Mae Mortgage-Backed Securities, Series 2009-26,
	Class SC, 5.95%, 1/16/38 (b)	2,529	244,919

			3,996,483

1

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio

Schedule of Investments September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	U.S. Government Sponsored Agency Securities	(000)	Value

Mortgaged-Backed	Fannie Mae Mortgage Backed Securities:
Securities - 132.0%	4.00%, 10/15/39 - 10/20/39 (c)	$2,600	$2,603,907
	4.50%, 10/15/24 - 11/15/39 (c)	40,703	41,280,964
	5.00%, 1/01/23 - 10/15/39 (c)(d)	46,856	48,744,847
	5.11%, 11/01/35 (b)(e)	1,644	1,712,703
	5.50%, 11/01/21 - 10/15/39 (c)	31,205	32,776,070
	6.00%, 3/01/34 - 10/15/39 (c)	19,105	20,189,870
	6.50%, 11/15/39 (c)	1,700	1,810,500
	Freddie Mac Mortgage Backed Securities:
	5.00%, 2/01/22 - 10/15/39 (c)	4,067	4,234,305
	5.50%, 8/01/28 - 10/15/39 (c)(e)	8,528	8,944,431
	6.00%, 10/15/24 (c)	600	638,437
	8.00%, 3/01/30 - 6/01/31	50	56,924
	Ginnie Mae Mortgage Backed Securities (c):
	5.00%, 10/15/39	8,800	9,105,254
	6.00%, 10/15/39	1,400	1,477,875
	6.50%, 10/15/39	400	424,625

			174,000,712

	Total U.S. Government Sponsored Agency Securities - 140.2%		184,796,577

	U.S. Treasury Obligations

	U.S. Treasury Notes, 2.38%, 9/30/14	2,970	2,977,663
	U.S. Treasury Notes, 3.00%, 9/30/16	19,900	19,979,281
	U.S. Treasury Notes, 3.63%, 8/15/19 (f)	36,355	37,314,990

	Total U.S. Treasury Obligations - 45.8%		60,271,934

	Total Long-Term Investments
	(Cost - $245,144,240) - 187.9%		247,594,101

	Short-Term Securities

Foreign Agency Obligations -	World Bank Discount Note, 0.05%, 10/27/09 (g)	8,336	8,335,357
6.3%

		Shares

Money Market Fund - 4.7%	BlackRock Liquidity Funds, TempFund, 0.20% (h)(i)	6,222,259	6,222,259

	Total Short-Term Securities
	(Cost - $14,557,616) - 11.0%		14,557,616

	Options Purchased	Contracts (j)

Over-the-Counter Call	Receive a fixed rate of 1.92% and pay a floating rate based
Swaptions	on 3-month LIBOR, expiring 9/02/10, Broker Morgan Stanley
	Capital Services, Inc.	10	53,682
	Receive a fixed rate of 1.95% and pay a floating rate based
	on 3-month LIBOR, expiring 9/18/10, Broker Citibank NA	10	55,419
	Receive a fixed rate of 2.25% and pay a floating rate based
	on 3-month LIBOR, expiring 10/16/09, Broker JPMorgan
	Chase Bank NA	34	34

2

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio

Schedule of Investments September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

	Options Purchased	Contracts (j)	Value

	Receive a fixed rate of 3.41% and pay a floating rate based
	on 3-month LIBOR, expiring 4/06/10, Broker Deutsche
	Bank AG	6	$120,717

			229,852

Over-the-Counter Put	Pay a fixed rate of 1.92% and receive a floating rate based
Swaptions	on 3-month LIBOR, expiring 9/02/10, Broker Morgan Stanley
	Capital Services, Inc.	10	51,793
	Pay a fixed rate of 1.95% and receive a floating rate based
	on 3-month LIBOR, expiring 9/18/10, Broker
	Citibank NA	10	50,955
	Pay a fixed rate of 3.41% and receive a floating rate based on
	3-month LIBOR, expiring 4/06/10, Broker Deutsche Bank AG	6	252,499

			355,247

	Total Options Purchased
	(Cost - $802,967) - 0.5%		585,099

	Total Investments Before TBA Sale Commitments and
	Options Written (Cost - $260,504,823*) - 199.4%		262,736,816

		Par
	TBA Sale Commitments (c)	(000)

	Fannie Mae Guaranteed Pass-Through Certificates:
	4.50%, 10/15/24 - 11/15/39	$(7,700)	(7,798,652)
	5.00%, 1/01/23 - 10/15/39	(41,000)	(42,493,739)
	5.50%, 11/01/21 - 10/15/39	(19,700)	(20,611,916)
	6.00%, 3/01/34 - 10/15/39	(18,800)	(19,834,000)
	Freddie Mac Mortgage Participation Certificates,
	5.00%, 2/01/22 - 10/15/39	(3,900)	(4,055,188)
	Ginnie Mae MBS Certificates, 6.00%, 10/15/39	(1,400)	(1,477,875)

	Total TBA Sale Commitments
	(Proceeds Received - $95,605,194) - (73.1)%		(96,271,370)

	Options Written	Contracts (j)

Over-the-Counter Call	Receive a fixed rate of 4.80% and pay a floating rate based
Swaptions	on 3-month LIBOR, expiring 10/14/09, Broker Deutsche
	Bank AG	21	(210)

Over-the-Counter Put	Pay a fixed rate of 4.80% and receive a floating rate based
Swaptions	on 3-month LIBOR, expiring 10/14/09, Broker Deutsche
	Bank AG	21	(2,393,517)

	Total Options Written
	(Premiums Received - $1,858,500) - (1.8)%		(2,393,727)

	Total Investments, Net of TBA Sale Commitments
	and Options Written - 124.5%		164,071,719
	Liabilities in Excess of Other Assets - (24.5)%		(32,284,564)

	Net Assets - 100.0%		$131,787,155

3

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio

Schedule of Investments September 30, 2009 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$260,573,074

Gross unrealized appreciation	$3,355,492
Gross unrealized depreciation	(1,191,750)

Net unrealized appreciation	$2,163,742

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Represents or includes a "to-be-announced" transaction. The Portfolio has committed to purchasing (selling) securities for which all specific information is not available at this time.

		Unrealized
		Appreciation
Counterparty	Market Value	(Depreciation)

BNP Paribas	$(32,098)	$(36,989)
Citigroup NA	$2,640,654	$15,850
Credit Suisse International	$9,743,000	$(57,507)
Deutsche Bank AG	$9,510,114	$(15,456)
Goldman Sachs Bank USA	$(26,368,489)	$(151,865)
JPMorgan Chase Bank	$12,481,254	$58,192
Morgan Stanley Capital Services, Inc.	$(666,188)	$(6,688)

(d)	All or a portion of security has been pledged as collateral in connection with swaps.
(e)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(f)	All or a portion of security has been pledged as collateral for reverse repurchase agreements.
(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(h)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	$6,222,259	$37,398
BlackRock Liquidity Series, LLC Cash Sweep Series	$(37,224,398)	$57,395

(i)	Represents the current yield as of report date.
(j)	One contract represents a notional amount of $1 million.
•	Financial futures contracts purchased as of September 30, 2009 were as follows:

					Unrealized
	Contracts	Issue	Expiration Date	Face Value	Appreciation

	16	5-Year U.S. Treasury Bond	December 2009	$1,857,263	$237
	45	10-Year U.S. Treasury Bond	December 2009	$5,324,162	604

	Total				$841

•	Financial futures contracts sold as of September 30, 2009 were as follows:

					Unrealized
	Contracts	Issue	Expiration Date	Face Value	Depreciation

	87	2-Year U.S. Treasury Bond	December 2009	$18,864,445	$(11,836)
	40	30-Year U.S. Treasury Bond	December 2009	$4,798,058	(56,942)

	Total				$(68,778)

4

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio

Schedule of Investments September 30, 2009 (Unaudited)

• Interest rate swaps outstanding as of September 30, 2009 were as follows:

						Unrealized
Fixed					Notional Amount	Appreciation
Rate	Floating Rate	Counterparty		Expiration	(000)	(Depreciation)

1.62% (a)	3-month LIBOR	JPMorgan Chase Bank NA		June 2011	$2,900	$(24,998)
3.16% (b)	3-month LIBOR	Deutsche Bank AG		June 2014	1,700	44,759
3.11% (b)	3-month LIBOR	JPMorgan Chase Bank NA		June 2014	2,500	60,584
2.91% (b)	3-month LIBOR	JPMorgan Chase Bank NA		July 2014	7,900	116,478
3.05% (a)	3-month LIBOR	Credit Suisse International		August 2014	6,600	(133,714)
2.90% (a)	3-month LIBOR	Credit Suisse International		August 2014	3,400	(44,332)
2.80% (a)	3-month LIBOR	Morgan Stanley Capital
		Services, Inc.		September 2014	1,600	(12,753)
4.07% (b)	3-month LIBOR	JPMorgan Chase Bank NA		June 2019	3,400	181,478
3.80% (b)	3-month LIBOR	Deutsche Bank AG		June 2019	4,000	124,128
3.90% (b)	3-month LIBOR	JPMorgan Chase Bank NA		July 2019	8,500	330,785
3.73% (b)	3-month LIBOR	Morgan Stanley Capital
		Services, Inc.		August 2019	1,400	33,363
3.68% (b)	3-month LIBOR	Deutsche Bank AG		August 2019	3,100	61,472
3.50% (b)	3-month LIBOR	Citibank NA		September 2019	1,500	5,874
3.47% (b)	3-month LIBOR	Royal Bank of
		Scotland Plc		September 2019	3,000	3,345
3.43% (a)	3-month LIBOR	Deutsche Bank AG		October 2019	700	1,567
4.35% (a)	3-month LIBOR	JPMorgan Chase Bank NA		July 2039	1,300	(98,493)
4.06% (b)	3-month LIBOR	Morgan Stanley Capital
		Services, Inc.		September 2039	300	6,971

Total						$656,514

(a)	Trust pays fixed rate and receives floating rate.
(b)	Trust pays floating interest rate and receives fixed rate.

•		Reverse repurchase agreements outstanding as of September 30, 2009 were as follows:

Counterparty		Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Bank of America		0.20%	9/17/09	Open	$13,196,026	$13,195,000
Credit Suisse
International		0.10%	9/30/09	Open	4,120,011	4,120,000

Total					$17,316,037	$17,315,000

5

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio

Schedule of Investments September 30, 2009 (Unaudited)

•	Fair Value Measurements - various inputs are used in determining the fair value of investments, which are as follows:
	•	Level 1 - price quotations in active markets/exchanges for identical securities
	•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
	•	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Portfolio's investments:

	Investments in
Valuation Inputs	Securities

	Assets	Liabilities

Level 1
Short-Term Securities	$6,222,259	-

Level 2
Long-Term Investments[1]	247,594,101	-
TBA Sale Commitments	-	$(96,271,370)
Short-Term Securities	8,335,357	-

Total Level 2	255,929,458	(96,271,370)

Level 3	-	-

Total	$262,151,717	$(96,271,370)

[1] See above Schedule of Investments for values in each security type.

Valuation	Other Financial
Inputs	Instruments[2]

	Assets	Liabilities

Level 1	$841	$(68,778)
Level 2	1,555,903	(2,708,017)
Level 3	-	-

Total	$1,556,744	$(2,776,795)

[2]Other financial instruments are swaps, financial futures contracts, options purchased and options written. Swaps, financial futures contracts are shown at the unrealized appreciation/depreciation

6

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Electrical Equipment - 0.0%	Medis Technologies Ltd. (a)	14,935	$5,003

Paper & Forest Products - 0.1%	Ainsworth Lumber Co. Ltd. (a)	13,964	31,433
	Ainsworth Lumber Co. Ltd. (a)(b)	15,671	35,188

			66,621

	Total Common Stocks - 0.1%		71,624

		Par
	Corporate Bonds	(000)

Aerospace & Defense - 0.9%	L-3 Communications Corp., 5.88%, 1/15/15	$320	318,400
	Spirit Aerosystems, Inc., 7.50%, 10/01/17 (b)	100	99,500

			417,900

Airlines - 0.8%	Continental Airlines, Inc., Series 2001-1-C,
	7.03%, 12/15/12	290	255,485
	Continental Airlines, Inc., Series 2003-RJ,
	7.88%, 1/02/20	62	47,229
	Delta Air Lines, Inc., 9.50%, 9/15/14 (b)	40	40,000

			342,714

Auto Components - 1.7%	Allison Transmission, Inc., 11.00%, 11/01/15 (b)	142	139,160
	The Goodyear Tire & Rubber Co., 5.01%, 12/01/09 (c)	40	39,950
	The Goodyear Tire & Rubber Co., 7.86%, 8/15/11	125	127,500
	The Goodyear Tire & Rubber Co., 8.63%, 12/01/11	252	260,190
	Lear Corp., 8.50%, 12/01/13 (a)(d)	140	92,400
	Lear Corp., 8.75%, 12/01/16 (a)(d)	105	69,300
	TRW Automotive, Inc., 7.00%, 3/15/14 (b)	50	45,500

			774,000

Biotechnology - 0.3%	Gilead Sciences, Inc., 0.63%, 5/01/13 (e)	85	111,031

Building Products - 0.9%	CPG International I, Inc., 10.50%, 7/01/13	250	211,250
	Ply Gem Industries, Inc., 11.75%, 6/15/13	135	118,800
	Universal City Development Partners, Ltd.,
	11.75%, 4/01/10	85	85,638

			415,688

Capital Markets - 0.2%	E*Trade Financial Corp., 12.50%, 11/30/17 (b)(f)	11	12,210
	E*Trade Financial Corp., 3.52%, 8/31/19 (b)(e)(g)	37	62,576
	E*Trade Financial Corp., Series A, 4.07%,
	8/31/19	1	1,691

			76,477

Chemicals - 1.4%	American Pacific Corp., 9.00%, 2/01/15	120	108,900
	Huntsman International LLC, 5.50%, 6/30/16 (b)	100	85,000
	Innophos, Inc., 8.88%, 8/15/14	100	101,000
	MacDermid, Inc., 9.50%, 4/15/17 (b)	130	119,600
	Nalco Co., 8.25%, 5/15/17 (b)	100	105,000
	Olin Corp., 8.88%, 8/15/19	60	62,700
	Terra Capital, Inc., Series B, 7.00%, 2/01/17	50	52,125

			634,325

Commercial Services &	ACCO.Brands Corp., 10.63%, 3/15/15 (b)	45	47,025
Supplies - 3.3%	ARAMARK Corp., 3.98%, 2/01/15 (c)	150	130,125
	Altegrity, Inc., 10.50%, 11/01/15 (b)	100	84,500
	Casella Waste Systems, Inc., 11.00%, 7/15/14 (b)	200	210,000
	GeoEye, Inc., 9.63%, 10/01/15 (b)	70	70,875

1

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value

	International Lease Finance Corp., 5.63%, 9/20/13	$25	$19,047
	International Lease Finance Corp., 5.65%, 6/01/14	155	118,967
	Iron Mountain, Inc., 8.38%, 8/15/21	150	154,500
	Mobile Services Group, Inc., 9.75%, 8/01/14	120	122,100
	RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)	150	161,250
	Scientific Games International, Inc.,
	9.25%, 6/15/19 (b)	215	223,600
	West Corp., 11.00%, 10/15/16	155	153,838

			1,495,827

Construction Materials - 0.5%	Nortek, Inc., 10.00%, 12/01/13	160	163,200
	Texas Industries, Inc., 7.25%, 7/15/13	80	76,800

			240,000

Consumer Finance - 2.3%	Ford Motor Credit Co. LLC, 5.55%, 6/15/11 (c)	200	191,000
	Ford Motor Credit Co. LLC, 3.03%, 1/13/12 (c)	150	135,000
	Ford Motor Credit Co. LLC, 7.80%, 6/01/12	200	193,290
	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	550	510,271
	Inmarsat Finance Plc, 7.63%, 6/30/12	20	20,050

			1,049,611

Containers & Packaging - 5.2%	Ball Corp., 7.13%, 9/01/16	90	91,800
	Ball Corp., 7.38%, 9/01/19	90	91,350
	Berry Plastics Corp., 5.26%, 2/15/15 (c)	90	82,800
	Berry Plastics Holding Corp., 8.88%, 9/15/14	115	109,537
	Crown Americas LLC, 7.63%, 5/15/17 (b)	275	277,750
	Graphic Packaging International, Inc., 9.50%, 8/15/13	20	20,600
	Graphic Packaging International, Inc.,
	9.50%, 6/15/17 (b)	255	270,937
	Greif, Inc., 7.75%, 8/01/19 (b)	50	51,500
	Impress Holdings BV, 3.41%, 9/15/13 (b)(c)	330	312,675
	Owens-Brockway Glass Container, Inc., 8.25%, 5/15/13	300	306,750
	Owens-Brockway Glass Container, Inc., 7.38%, 5/15/16	110	111,650
	Packaging Dynamics Finance Corp.,
	10.00%, 5/01/16 (b)	200	90,500
	Pregis Corp., 12.38%, 10/15/13	185	174,825
	Rock-Tenn Co., 5.63%, 3/15/13	80	77,600
	Sealed Air Corp., 7.88%, 6/15/17 (b)	140	147,629
	Solo Cup Co., 10.50%, 11/01/13 (b)	125	132,500

			2,350,403

Diversified Financial	Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16	130	140,400
Services - 4.5%	CIT Group, Inc., 0.42%, 3/12/10 (c)	25	18,000
	CIT Group, Inc., 4.75%, 12/15/10	95	65,628
	CIT Group, Inc., 0.78%, 7/28/11 (c)	75	52,569
	CIT Group, Inc., 5.80%, 7/28/11	35	23,804
	CIT Group, Inc., 5.00%, 2/01/15	215	137,699
	GMAC LLC, 7.25%, 3/02/11 (b)	200	192,500
	GMAC LLC, 6.00%, 12/15/11 (b)	150	138,750
	GMAC LLC, 6.88%, 8/28/12 (b)	30	27,600
	GMAC LLC, 2.56%, 12/01/14 (b)(c)	231	179,025

2

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value

	GMAC LLC, 6.75%, 12/01/14 (b)	$510	$433,500
	GMAC LLC, 8.00%, 11/01/31 (b)	380	305,900
	Leucadia National Corp., 8.13%, 9/15/15	250	255,000
	Southern Star Central Corp., 6.75%, 3/01/16 (b)	80	76,400

			2,046,775

Diversified Telecommunication	Broadview Networks Holdings, Inc., 11.38%, 9/01/12	165	151,181
Services - 4.8%	Cincinnati Bell, Inc., 7.25%, 7/15/13	265	268,975
	Qwest Communications International, Inc.,
	7.50%, 2/15/14	385	380,188
	Qwest Communications International, Inc.,
	8.00%, 10/01/15 (b)	100	99,875
	Qwest Communications International, Inc.,
	3.50%, 11/15/25 (e)	190	191,663
	Qwest Communications International, Inc., Series B,
	7.50%, 2/15/14	370	365,375
	Qwest Corp., 8.38%, 5/01/16 (b)	140	144,900
	Wind Acquisition Finance SA, 10.75%, 12/01/15 (b)(h)	140	154,000
	Windstream Corp., 8.13%, 8/01/13	50	51,375
	Windstream Corp., 8.63%, 8/01/16	330	337,425

			2,144,957

Electric Utilities - 1.4%	FPL Energy National Wind Portfolio, LLC,
	6.13%, 3/25/19 (b)	168	153,404
	IPALCO Enterprises, Inc., 7.25%, 4/01/16 (b)	60	60,150
	NSG Holdings LLC, 7.75%, 12/15/25 (b)	255	228,225
	Tenaska Alabama Partners LP, 7.00%, 6/30/21 (b)	213	193,724

			635,503

Electronic Equipment,	Jabil Circuit, Inc., 7.75%, 7/15/16	60	60,900
Instruments & Components -
0.1%

Energy Equipment & Services -	Cie Generale de Geophysique-Veritas,
1.0%	9.50%, 5/15/16 (b)	75	79,312
	Compagnie Generale de Geophysique-Veritas,
	7.75%, 5/15/17	195	193,537
	North American Energy Alliance LLC,
	10.88%, 6/01/16 (b)	105	108,150
	North American Energy Partners, Inc., 8.75%, 12/01/11	60	58,800

			439,799

Food & Staples Retailing - 0.4%	Duane Reade, Inc., 11.75%, 8/01/15 (b)	35	36,750
	Rite Aid Corp., 9.75%, 6/12/16 (b)	125	135,000

			171,750

Food Products - 0.6%	Smithfield Foods, Inc., 10.00%, 7/15/14 (b)	255	267,750

Health Care Equipment &	Bausch & Lomb, Inc., 9.88%, 11/01/15	200	209,500
Supplies - 2.1%	DJO Finance LLC, 10.88%, 11/15/14	380	388,550
	Hologic, Inc., 2.00%, 12/15/37 (e)(i)	415	339,263

			937,313

3

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value

Health Care Providers &	Community Health Systems, Inc., Series WI,
Services - 2.6%	8.88%, 7/15/15	$405	$415,125
	HealthSouth Corp., 10.75%, 6/15/16	100	108,500
	Tenet Healthcare Corp., 9.00%, 5/01/15 (b)	397	414,865
	Tenet Healthcare Corp., 10.00%, 5/01/18 (b)	92	101,430
	Viant Holdings, Inc., 10.13%, 7/15/17 (b)	147	139,650

			1,179,570

Hotels, Restaurants & Leisure -	American Real Estate Partners LP, 7.13%, 2/15/13	370	356,125
1.7%	Fontainebleau Las Vegas Holdings LLC,
	10.25%, 6/15/15 (a)(b)(d)	25	687
	Greektown Holdings, LLC, 10.75%, 12/01/13 (a)(b)(d)	100	24,250
	HRP Myrtle Beach Operations LLC,
	0.00%, 4/01/12 (a)(b)(d)	250	25
	Harrah's Operating Co., Inc., 10.00%, 12/15/15 (b)	10	8,300
	MGM Mirage, 11.13%, 11/15/17 (b)	95	103,787
	Mashantucket Western Pequot Tribe, Series A,
	8.50%, 11/15/15 (b)	40	14,500
	Peninsula Gaming LLC, 8.38%, 8/15/15 (b)	25	25,000
	Scientific Games Corp., 0.75%, 12/01/24 (e)(i)	60	58,800
	Snoqualmie Entertainment Authority,
	4.68%, 2/01/14 (b)(c)	45	22,050
	Travelport LLC, 4.99%, 9/01/14 (c)	30	25,200
	Travelport LLC, 9.88%, 9/01/14	40	38,700
	Tropicana Entertainment LLC, Series WI,
	9.63%, 12/15/14 (a)(d)	15	9
	Virgin River Casino Corp., 9.00%, 1/15/12 (a)(d)	100	12,000
	Waterford Gaming LLC, 8.63%, 9/15/14 (b)	115	74,750

			764,183

Household Durables - 1.6%	Ashton Woods USA LLC, 0.00%, 6/30/15 (b)(h)	234	46,800
	Beazer Homes USA, Inc., 8.38%, 4/15/12	100	87,500
	Beazer Homes USA, Inc., 12.00%, 10/15/17 (b)	240	252,000
	Jarden Corp., 8.00%, 5/01/16	65	66,625
	KB Home, 6.38%, 8/15/11	7	7,070
	KB Home, 9.10%, 9/15/17	75	80,625
	Pulte Homes, Inc., 6.38%, 5/15/33	10	7,700
	Standard Pacific Corp., 6.25%, 4/01/14	10	8,700
	Standard Pacific Corp., 7.00%, 8/15/15	40	35,000
	Standard Pacific Escrow LLC, 10.75%, 9/15/16 (b)	75	73,875
	Stanley-Martin Communities LLC, 9.75%, 8/15/15 (a)(d)	50	12,375
	Toll Brothers Finance Corp., 8.91%, 10/15/17	50	56,708

			734,978

IT Services - 1.6%	Alliance Data Systems Corp., 1.75%, 8/01/13 (e)	260	250,250
	First Data Corp., 9.88%, 9/24/15	140	129,325
	First Data Corp., 11.25%, 3/31/16	400	344,000

			723,575

4

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value

Independent Power Producers &	The AES Corp., 8.75%, 5/15/13 (b)	$245	$249,594
Energy Traders - 4.7%	AES Eastern Energy LP, Series 99-B, 9.67%, 1/02/29	125	108,750
	Calpine Construction Finance Co. LP,
	8.00%, 6/01/16 (b)	335	343,375
	Dynegy Holdings, Inc., 8.38%, 5/01/16	110	102,850
	Energy Future Holdings Corp., 11.25%, 11/01/17 (f)	709	471,152
	NRG Energy, Inc., 7.38%, 2/01/16	485	469,237
	NRG Energy, Inc., 8.50%, 6/15/19	225	225,281
	Texas Competitive Electric Holdings Co. LLC,
	10.50%, 11/01/16 (f)	247	158,111

			2,128,350

Industrial Conglomerates - 1.2%	Icahn Enterprises LP, 4.00%, 8/15/13 (c)(e)	50	41,000
	Sequa Corp., 11.75%, 12/01/15 (b)	250	197,500
	Sequa Corp., 13.50%, 12/01/15 (b)(f)	413	309,535

			548,035

Insurance - 0.1%	USI Holdings Corp., 4.32%, 11/15/14 (b)(c)	60	49,875

Leisure Equipment & Products -	Brunswick Corp., 11.25%, 11/01/16 (b)	95	103,550
0.4%	Nebraska Book Co., Inc., 10.00%, 12/01/11 (b)	90	89,550
	True Temper Sports, Inc., 8.38%, 9/15/11 (a)(d)	325	1,625

			194,725

Life Sciences Tools & Services -	Bio-Rad Laboratories, Inc., 8.00%, 9/15/16 (b)	200	207,500
0.5%

Machinery - 0.4%	ESCO Corp., 8.63%, 12/15/13 (b)	100	70,231
	RBS Global, Inc., 8.88%, 9/01/16	45	36,563
	Titan International, Inc., 8.00%, 1/15/12	80	77,400

			184,194

Marine - 0.3%	Horizon Lines, Inc., 4.25%, 8/15/12 (e)	110	86,763
	Navios Maritime Holdings, Inc., 9.50%, 12/15/14	41	38,745

			125,508

Media - 7.8%	Affinion Group, Inc., 10.13%, 10/15/13	340	349,350
	CCO Holdings LLC, 8.75%, 11/15/13 (a)(d)	20	20,300
	CMP Susquehanna Corp., 4.75%, 5/15/14 (b)	20	400
	CSC Holdings, Inc., 8.50%, 4/15/14 (b)	180	189,000
	CSC Holdings, Inc., Series B, 7.63%, 4/01/11	30	31,125
	Cablevision Systems Corp., Series B, 8.00%, 4/15/12	240	250,200
	Charter Communications Holdings II, LLC,
	10.25%, 9/15/10 (a)(d)	75	84,375
	Charter Communications Holdings II, LLC, Series B,
	10.25%, 9/15/10 (a)(d)	345	386,400
	Charter Communications Operating, LLC,
	8.38%, 4/30/14 (a)(b)(d)	110	112,200
	EchoStar DBS Corp., 7.00%, 10/01/13	265	266,988
	Harland Clarke Holdings Corp., 6.00%, 5/15/15 (c)	40	30,100
	Harland Clarke Holdings Corp., 9.50%, 5/15/15	50	44,750
	Intelstat Corp., 9.25%, 6/15/16	100	103,000
	Intelsat Subsidiary Holding Co. Ltd., 8.50%, 1/15/13	70	70,875

5

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value

	Intelsat Subsidiary Holding Co. Ltd.,
	8.88%, 1/15/15 (b)	$60	$60,750
	Local Insight Regatta Holdings, Inc., 11.00%, 12/01/17	110	55,000
	Mediacom Broadband LLC, 8.50%, 10/15/15	100	101,000
	NTL Cable Plc, 8.75%, 4/15/14	15	15,300
	Network Communications, Inc., 10.75%, 12/01/13	35	9,844
	Nielsen Finance LLC, 11.63%, 2/01/14	90	94,950
	Nielsen Finance LLC, 10.00%, 8/01/14	170	170,850
	Nielsen Finance LLC, 0.00%, 8/01/16 (h)	10	7,875
	ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(d)(e)	163	65,377
	Rainbow National Services LLC, 10.38%, 9/01/14 (b)	60	63,150
	Regal Cinemas Corp., 8.63%, 7/15/19 (b)	50	51,750
	TL Acquisitions, Inc., 10.50%, 1/15/15 (b)	515	486,675
	Virgin Media, Inc., 6.50%, 11/15/16 (b)(e)	145	151,888
	WMG Acquisition Corp., 9.50%, 6/15/16 (b)	225	237,375

			3,510,847

Metals & Mining - 4.9%	Aleris International, Inc., 9.00%, 12/15/14 (a)(d)	130	130
	Aleris International, Inc., 10.00%, 12/15/16 (a)(d)	125	125
	Arch Western Finance LLC, 6.75%, 7/01/13	170	167,238
	Drummond Co., Inc., 7.38%, 2/15/16 (b)	145	127,600
	Evraz Group SA, 8.88%, 4/24/13 (b)	125	119,375
	Evraz Group SA, 9.50%, 4/24/18 (b)	100	95,625
	FMG Finance Property Ltd., 10.00%, 9/01/13 (b)	20	21,200
	FMG Finance Property Ltd., 10.63%, 9/01/16 (b)	90	99,675
	Foundation PA Coal Co., 7.25%, 8/01/14	400	397,500
	Novelis, Inc., 7.25%, 2/15/15	250	216,250
	Novelis, Inc., 11.50%, 2/15/15 (b)	85	85,850
	Ryerson, Inc., 7.86%, 11/01/14 (c)	65	56,875
	Ryerson, Inc., 12.00%, 11/01/15	20	19,000
	Steel Dynamics, Inc., 7.38%, 11/01/12	250	252,500
	Steel Dynamics, Inc., 8.25%, 4/15/16 (b)	80	80,400
	Teck Resources Ltd., 10.25%, 5/15/16	65	73,450
	Teck Resources Ltd., 10.75%, 5/15/19	245	284,813
	Vedanta Resources Plc, 9.50%, 7/18/18 (b)	115	113,275

			2,210,881

Multi-Utilities - 0.2%	CMS Energy Corp., 8.75%, 6/15/19	65	70,706

Multiline Retail - 0.9%	Dollar General Corp., 10.63%, 7/15/15	135	146,792
	Dollar General Corp., 11.88%, 7/15/17 (f)	95	106,400
	Macy's Retail Holdings, Inc., 5.88%, 1/15/13	115	111,658
	Saks, Inc., 9.88%, 10/01/11	60	60,000

			424,850

Oil, Gas & Consumable Fuels -	Arch Coal, Inc., 8.75%, 8/01/16 (b)	100	103,000
10.3%	Atlas Energy Operating Co. LLC, 12.13%, 8/01/17	75	80,812
	Atlas Energy Resources LLC, 10.75%, 2/01/18 (b)	50	51,875
	Atlas Pipeline Partners LP, 8.75%, 6/15/18	70	56,000
	Berry Petroleum Co., 8.25%, 11/01/16	135	129,600

6

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value

	Bill Barrett Corp., 9.88%, 7/15/16	$50	$52,625
	Chesapeake Energy Corp., 9.50%, 2/15/15	105	110,512
	Chesapeake Energy Corp., 6.38%, 6/15/15	60	55,725
	Chesapeake Energy Corp., 2.25%, 12/15/38 (e)	125	93,438
	Cimarex Energy Co., 7.13%, 5/01/17	120	111,600
	Concho Resources, Inc., 8.63%, 10/01/17	55	56,375
	Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (b)	215	175,225
	Corral Finans AB, 5.28%, 4/15/10 (b)(f)	74	56,374
	Denbury Resources, Inc., 7.50%, 12/15/15	70	69,475
	Denbury Resources, Inc., 9.75%, 3/01/16	240	255,000
	EXCO Resources, Inc., 7.25%, 1/15/11	35	34,694
	El Paso Corp., 8.25%, 2/15/16	115	117,875
	El Paso Corp., 7.00%, 6/15/17	225	220,500
	Encore Acquisition Co., 6.25%, 4/15/14	125	116,250
	Forest Oil Corp., 8.50%, 2/15/14 (b)	285	287,137
	Massey Energy Co., 6.88%, 12/15/13	40	38,600
	Massey Energy Co., 3.25%, 8/01/15 (e)	285	226,575
	Newfield Exploration Co., 6.63%, 4/15/16	60	58,800
	Newfield Exploration Co., 7.13%, 5/15/18	35	34,912
	OPTI Canada, Inc., 7.88%, 12/15/14	100	76,500
	OPTI Canada, Inc., 8.25%, 12/15/14	325	251,875
	Peabody Energy Corp., 7.38%, 11/01/16	20	20,200
	PetroHawk Energy Corp., 10.50%, 8/01/14 (b)	120	129,000
	PetroHawk Energy Corp., 7.88%, 6/01/15	245	241,325
	Range Resources Corp., 6.38%, 3/15/15	250	243,125
	Range Resources Corp., 8.00%, 5/15/19	100	102,500
	Roseton-Danskammer 2001, Series B, 7.67%, 11/08/16	250	229,688
	Sabine Pass LNG LP, 7.50%, 11/30/16	85	72,569
	SandRidge Energy, Inc., 8.63%, 4/01/15 (f)	15	14,888
	SandRidge Energy, Inc., 9.88%, 5/15/16 (b)	100	104,250
	SandRidge Energy, Inc., 8.00%, 6/01/18 (b)	175	168,438
	Southwestern Energy Co., 7.50%, 2/01/18	90	90,900
	Stone Energy Corp., 6.75%, 12/15/14	250	190,000
	Swift Energy Co., 7.13%, 6/01/17	150	130,500

			4,658,737

Paper & Forest Products - 5.5%	Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(f)	120	62,895
	Boise Cascade LLC, 7.13%, 10/15/14	150	119,250
	Clearwater Paper Corp., 10.63%, 6/15/16 (b)	80	86,500
	Georgia-Pacific Corp., 8.13%, 5/15/11	75	77,812
	Georgia-Pacific LLC, 8.25%, 5/01/16 (b)	230	238,625
	International Paper Co., 9.38%, 5/15/19	110	128,798
	International Paper Co., 7.50%, 8/15/21	180	190,722
	NewPage Corp., 10.00%, 5/01/12	180	118,800
	NewPage Corp., 11.38%, 12/31/14 (b)	955	938,288
	Norske Skog Canada Ltd., Series D, 8.63%, 6/15/11	160	110,400
	Verso Paper Holdings LLC, 11.50%, 7/01/14 (b)	70	71,750

7

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value

	Verso Paper Holdings LLC, Series B, 4.23%, 8/01/14 (c)	$100	$62,000
	Verso Paper Holdings LLC, Series B, 9.13%, 8/01/14	280	207,200
	Verso Paper Holdings LLC, Series B, 11.38%, 8/01/16	110	69,025

			2,482,065

Pharmaceuticals - 1.0%	Angiotech Pharmaceuticals, Inc., 4.11%, 12/01/13 (c)	300	253,500
	Valeant Pharmaceuticals International,
	8.38%, 6/15/16 (b)	215	218,225

			471,725

Professional Services - 0.1%	FTI Consulting, Inc., 7.75%, 10/01/16	45	44,775

Real Estate Investment Trusts	HCP, Inc., 5.65%, 12/15/13	135	133,560
(REITs) - 0.5%	HCP, Inc., 6.00%, 1/30/17	5	4,670
	iStar Financial, Inc., Series B, 5.13%, 4/01/11	50	34,000
	Rouse Co. LP, 5.38%, 11/26/13 (a)(d)	45	38,363

			210,593

Real Estate Management &	Forest City Enterprises, Inc., 7.63%, 6/01/15	150	121,500
Development - 0.6%	Realogy Corp., 10.50%, 4/15/14	35	25,375
	Realogy Corp., 12.38%, 4/15/15	200	110,500

			257,375

Semiconductors &	Spansion, Inc., 3.79%, 6/01/13 (a)(b)(d)	135	136,688
Semiconductor Equipment -
0.3%

Software - 0.0%	BMS Holdings, Inc., 8.35%, 2/15/12 (b)(c)(f)	102	925

Specialty Retail - 1.4%	Asbury Automotive Group, Inc., 7.63%, 3/15/17	50	44,250
	General Nutrition Centers, Inc., 5.18%, 3/15/14 (c)(f)	105	92,925
	General Nutrition Centers, Inc., 10.75%, 3/15/15	235	235,881
	Group 1 Automotive, Inc., 2.25%, 6/15/36	80	55,700
	United Auto Group, Inc., 7.75%, 12/15/16	200	184,500

			613,256

Textiles, Apparel & Luxury	Levi Strauss & Co., 8.88%, 4/01/16	215	217,687
Goods - 0.9%	Quiksilver, Inc., 6.88%, 4/15/15	225	168,188

			385,875

Thrifts & Mortgage Finance -	Residential Capital Corp., 8.38%, 6/30/10	280	208,600
0.5%

Tobacco - 0.6%	Lorillard Tobacco Co., 8.13%, 6/23/19	70	79,441
	Vector Group Ltd., 11.00%, 8/15/15	200	194,000

			273,441

Wireless Telecommunication	Cricket Communications, Inc., 9.38%, 11/01/14	220	223,300
Services - 5.4%	Cricket Communications, Inc., 10.00%, 7/15/15	125	128,438
	Cricket Communications, Inc., 7.75%, 5/15/16 (b)	100	101,500
	Crown Castle International Corp., 9.00%, 1/15/15	30	31,425
	Digicel Group Ltd., 8.88%, 1/15/15 (b)	100	93,000
	Digicel Group Ltd., 9.13%, 1/15/15 (b)(f)	208	191,360
	FiberTower Corp., 11.00%, 11/15/12 (b)(e)	127	77,068
	iPCS, Inc., 2.61%, 5/01/13 (c)	285	240,825
	MetroPCS Wireless, Inc., 9.25%, 11/01/14	490	501,025
	NII Holdings, Inc., 2.75%, 8/15/25 (e)	160	157,000

8

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value

	Nextel Communications, Inc., Series E, 6.88%, 10/31/13	$630	$584,325
	Nextel Communications, Inc., Series F, 5.95%, 3/15/14	30	26,550
	Sprint Capital Corp., 6.88%, 11/15/28	90	75,150

			2,430,966

	Total Corporate Bonds - 88.4%		39,845,521

	Floating Rate Loan Interests

Auto Components - 1.6%	Allison Transmission, Inc., Term Loan, 3.00%, 8/07/14	98	85,545
	Dana Holding Corp., Term Advance, 6.50% - 7.25%,
	1/31/15	363	324,855
	Delphi Corp., Initial Tranche C Loan, Debtor in
	Possession, 10.50%, 12/31/09 (a)(d)	477	268,732
	Delphi Corp., Subsequent Tranche C Loan, Debtor in
	Possession, 8.00%, 12/31/09 (a)(d)	49	27,368

			706,500

Automobiles - 0.2%	Ford Motor Co., Term Loan, 3.25% - 3.51%, 12/15/13	99	87,882

Chemicals - 0.7%	PQ Corp. (fka Niagara Acquisition, Inc.), Loan (Second
	Lien), 6.75%, 7/30/15	250	197,500
	Solutia Inc., Loan, 7.25%, 2/28/14	99	99,969

			297,469

Food & Staples Retailing - 0.5%	Rite Aid Corp., Tranche 4 Term Loan,
	9.50%, 6/10/15	200	207,500

Health Care Providers &	HCA Inc., Tranche A-1, Term Loan, 1.78%, 11/17/12	141	131,676
Services - 0.3%

Hotels, Restaurants &	Travelport LLC (fka Travelport Inc.), Loan,
Leisure - 0.6%	7.99%, 3/27/12	409	286,515

Independent Power Producers	Dynegy Holdings Inc., Letter of Credit, Facility Term
& Energy Traders - 1.5%	Loan, 4.00%, 4/02/13	72	69,007
	Dynegy Holdings Inc., Tranche B Term Loan,
	4.00%, 4/02/13	3	2,986
	NRG Energy, Inc., Credit-Linked Deposit,
	0.18%, 2/01/13	16	15,596
	NRG Energy, Inc., Term Loan, 2.00% - 2.03%, 2/01/13	31	29,037
	Texas Competitive Electric Holdings Co., LLC (TXU),
	Initial Tranche B-2 Term Loan, 3.75% - 3.78%, 10/10/14	245	193,366
	Texas Competitive Electric Holdings Co., LLC (TXU),
	Initial Tranche B-3 Term Loan, 3.75% - 3.78%, 10/10/14	490	384,772

			694,764

Machinery - 0.6%	Navistar International Corp., Revolving Credit-Linked
	Deposit, 3.35% - 3.50%, 1/19/12	80	77,200
	Navistar International Corp., Term Advance, 3.50%,
	1/19/12	220	212,300

			289,500

9

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio

Schedule of Investments September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Floating Rate Loan Interests	(000)	Value

Media - 1.1%	HMH Publishing Co., Ltd., Mezzanine, 17.50%,
	11/14/14	$579	$152,407
	HMH Publishing Co., Ltd., Tranche A Term Loan, 5.25%,	221	183,507
	6/12/14
	Newsday, LLC, Fixed Rate Term Loan, 9.75%, 8/01/13	150	155,813

			491,727

Multiline Retail - 0.0%	The Neiman Marcus Group Inc., Term Loan,
	2.25% - 2.32%, 4/06/13	30	25,875

Real Estate Management &	Realogy Corp. Second Lien Term Loan,
Development - 0.6%	13.50%, 10/15/17	250	259,688

Specialty Retail - 0.1%	Claire's Stores, Term Loan B, 3.11%, 5/29/14	60	44,625

	Total Floating Rate Loan Interests - 7.8%		3,523,721

	Preferred Stocks	Shares

Diversified Telecommunication	PTV, Inc., Series A, 10.00%	8	1
Services - 0.0%

Media - 0.0%	CMP Susquemanna Radio Holdings Corp., 0.00% (a)(b)	4,664	-

	Total Preferred Stocks - 0.0%		1

	Warrants (j)

Media - 0.0%	CMP Susquemanna Radio Holdings Corp.
	(expires 3/26/19)	5,330	-

	Total Warrants - 0.0%		-

	Total Long-Term Investments
	(Cost - $45,461,632) - 96.3%		43,440,867

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund, 0.20% (k)(l)	1,614,766	1,614,766

	Total Short-Term Securities
	(Cost - $1,614,766) - 3.6%		1,614,766

	Total Investments (Cost - $47,076,398*) - 99.9%		45,055,633
	Other Assets Less Liabilities - 0.1%		29,266

	Net Assets - 100.0%		$45,084,899

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$47,217,679

Gross unrealized appreciation	$2,108,364
Gross unrealized depreciation	(4,270,410)

Net unrealized depreciation	$(2,162,046)

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Issuer filed for bankruptcy and/or is in default of interest payments.
(e)	Convertible security.
(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(g)	Represents a zero coupon bond. Rate shown reflects the current yield as of report date.
(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate is as of report date.

10

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio

Schedule of Investments September 30, 2009 (Unaudited)

(i)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown reflects the effective yield at the time of purchase.
(j)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(k)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds, TempFund	$1,614,766	$5,426
BlackRock Liquidity Series, LLC Cash Sweep Series	$(3,296,460)	$5,511

(l)	Represents the current yield as of report date.
•	For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)
• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its semi- annual report.

11

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio

Schedule of Investments September 30, 2009 (Unaudited)

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Portfolio's investments:

Investments in
Valuation Inputs	Securities

Assets

Level 1
Long-Term Investments
Common Stocks	$36,436
Short-Term Securities	1,614,766

Total Level 1	1,651,202

Level 2
Long-Term Investments
Common Stocks	35,188
Corporate Bonds	39,732,919
Floating Rate Loan Interests	1,992,017
Preferred Stocks	1

Total Level 2	41,760,125

Level 3
Long-Term Investments
Corporate Bonds	112,602
Floating Rate Loan Interests	1,531,704

Total Level 3	1,644,306

Total	$45,055,633

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

	Investments in Securities

		Floating
	Corporate	Rate Loan
	Bonds	Interests	Total

Balance, as of December 31, 2008	-	$612,539	$612,539
Accrued discounts/premiums	-	-	-
Realized gain	-	3,662	3,662
Change in unrealized appreciation
(depreciation)	$(24,516)	622,687	598,171
Net purchases	-	201,996	201,996
Net transfers in/out of Level 3	137,118	90,820	227,938

Balance, as of September 30, 2009	$112,602	$1,531,704	$1,644,306

12

BlackRock Series Fund, Inc. - BlackRock Large Cap Core Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 4.7%	Goodrich Corp.	30,000	$1,630,200
	Lockheed Martin Corp.	26,000	2,030,080
	Northrop Grumman Corp.	38,000	1,966,500
	Raytheon Co.	40,000	1,918,800

			7,545,580

Airlines - 0.5%	Copa Holdings SA, Class A	19,000	845,310

Beverages - 0.2%	The Coca-Cola Co.	6,000	322,200

Biotechnology - 2.6%	Amgen, Inc. (a)	42,000	2,529,660
	Biogen Idec, Inc. (a)	34,000	1,717,680

			4,247,340

Capital Markets - 1.9%	The Goldman Sachs Group, Inc.	17,000	3,133,950

Chemicals - 1.1%	CF Industries Holdings, Inc.	20,000	1,724,600

Commercial Banks - 0.3%	Wells Fargo & Co.	20,000	563,600

Commercial Services	Pitney Bowes, Inc.	62,000	1,540,700
& Supplies - 1.0%

Communications Equipment - 0.3%	Cisco Systems, Inc. (a)	20,000	470,800

Computers & Peripherals - 5.5%	Apple, Inc. (a)	5,000	926,850
	EMC Corp. (a)	127,000	2,164,080
	International Business Machines Corp.	34,000	4,066,740
	Western Digital Corp. (a)	49,000	1,789,970

			8,947,640

Containers & Packaging - 1.1%	Crown Holdings, Inc. (a)	65,000	1,768,000

Diversified Consumer Services - 0.3%	Service Corp. International	74,000	518,740

Diversified Financial Services - 1.1%	Bank of America Corp.	46,000	778,320
	JPMorgan Chase & Co.	22,000	964,040

			1,742,360

Diversified Telecommunication	AT&T Inc.	151,000	4,078,510
Services - 5.4%	CenturyTel, Inc.	53,000	1,780,800
	Verizon Communications, Inc.	96,000	2,905,920

			8,765,230

Electric Utilities - 1.1%	Edison International	52,000	1,746,160

Energy Equipment & Services - 7.6%	BJ Services Co.	88,000	1,709,840
	Diamond Offshore Drilling, Inc. (b)	19,000	1,814,880
	ENSCO International, Inc.	44,000	1,871,760
	FMC Technologies, Inc. (a)	32,000	1,671,680
	Nabors Industries Ltd. (a)	92,000	1,922,800
	National Oilwell Varco, Inc. (a)	44,000	1,897,720
	Rowan Cos., Inc.	65,000	1,499,550

			12,388,230

Food & Staples Retailing - 0.0%	Wal-Mart Stores, Inc.	1,000	49,090

Food Products - 1.2%	Archer-Daniels-Midland Co.	64,000	1,870,080

Health Care Equipment & Supplies - 1.0%	Hospira, Inc. (a)	36,000	1,605,600

Health Care Providers & Services - 10.2%	Aetna, Inc.	62,000	1,725,460
	AmerisourceBergen Corp.	85,000	1,902,300
	Coventry Health Care, Inc. (a)	58,000	1,157,680
	Health Management Associates, Inc.,
	Class A (a)	131,000	981,190

1

BlackRock Series Fund, Inc. - BlackRock Large Cap Core Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Humana, Inc. (a)	38,000	$1,417,400
	McKesson Corp.	32,000	1,905,600
	Medco Health Solutions, Inc. (a)	37,000	2,046,470
	Quest Diagnostics, Inc.	28,000	1,461,320
	UnitedHealth Group, Inc.	82,000	2,053,280
	WellPoint, Inc. (a)	40,000	1,894,400

			16,545,100

Household Products - 0.6%	The Procter & Gamble Co.	18,000	1,042,560

IT Services - 4.5%	Accenture Plc	44,000	1,639,880
	Amdocs Ltd. (a)	64,000	1,720,320
	Fidelity National Information
	Services, Inc.	20,000	510,200
	Fiserv, Inc. (a)	35,000	1,687,000
	The Western Union Co.	95,000	1,797,400

			7,354,800

Independent Power Producers	The AES Corp. (a)	124,000	1,837,680
& Energy Traders - 2.1%	NRG Energy, Inc. (a)(b)	58,000	1,635,020

			3,472,700

Industrial Conglomerates - 0.7%	General Electric Co.	66,000	1,083,720

Insurance - 2.0%	Chubb Corp.	38,000	1,915,580
	HCC Insurance Holdings, Inc.	7,000	191,450
	UnumProvident Corp.	51,000	1,093,440

			3,200,470

Internet Software & Services - 0.3%	Google, Inc., Class A (a)	1,000	495,850

Machinery - 3.0%	Flowserve Corp.	17,000	1,675,180
	Joy Global, Inc.	36,000	1,761,840
	Oshkosh Corp.	48,000	1,484,640

			4,921,660

Metals & Mining - 1.3%	Schnitzer Steel Industries, Inc. Class A	6,000	319,500
	Walter Industries, Inc.	29,000	1,741,740

			2,061,240

Multi-Utilities - 0.8%	CMS Energy Corp.	93,000	1,246,200

Multiline Retail - 2.2%	Kohl's Corp. (a)	34,000	1,939,700
	Nordstrom, Inc. (b)	54,000	1,649,160

			3,588,860

Oil, Gas & Consumable Fuels - 14.0%	Alpha Natural Resources, Inc. (a)	48,000	1,684,800
	Anadarko Petroleum Corp.	34,000	2,132,820
	Chevron Corp.	8,000	563,440
	ConocoPhillips	58,000	2,619,280
	El Paso Corp.	47,000	485,040
	Exxon Mobil Corp.	54,000	3,704,940
	Marathon Oil Corp.	62,000	1,977,800
	Murphy Oil Corp.	30,000	1,727,100
	Occidental Petroleum Corp.	33,000	2,587,200
	Peabody Energy Corp.	10,000	372,200
	Tesoro Corp.	108,000	1,617,840
	Valero Energy Corp.	90,000	1,745,100

2

BlackRock Series Fund, Inc. - BlackRock Large Cap Core Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Williams Cos., Inc.	38,000	$679,060
	XTO Energy, Inc.	20,000	826,400

			22,723,020

Paper & Forest Products - 2.1%	International Paper Co.	81,000	1,800,630
	MeadWestvaco Corp.	75,000	1,673,250

			3,473,880

Pharmaceuticals - 6.7%	Forest Laboratories, Inc. (a)	52,000	1,530,880
	Johnson & Johnson	69,000	4,201,410
	Pfizer, Inc.	11,000	182,050
	Schering-Plough Corp.	82,000	2,316,500
	Wyeth	54,000	2,623,320

			10,854,160

Road & Rail - 0.1%	CSX Corp.	2,000	83,720

Semiconductors & Semiconductor	Intel Corp.	11,000	215,270
Equipment - 0.1%

Software - 4.3%	CA, Inc.	82,000	1,803,180
	Compuware Corp. (a)	130,000	952,900
	Microsoft Corp.	57,000	1,475,730
	Oracle Corp.	64,000	1,333,760
	Synopsys, Inc. (a)	62,000	1,390,040

			6,955,610

Specialty Retail - 5.2%	Advance Auto Parts, Inc.	35,000	1,374,800
	The Gap, Inc.	82,000	1,754,800
	Limited Brands, Inc.	76,000	1,291,240
	Penske Auto Group, Inc.	18,000	345,240
	Ross Stores, Inc.	37,000	1,767,490
	TJX Cos., Inc.	51,000	1,894,650

			8,428,220

Tobacco - 3.1%	Lorillard, Inc.	25,000	1,857,500
	Philip Morris International, Inc.	64,000	3,119,360

			4,976,860

	Total Long-Term Investments
	(Cost - $146,343,148) - 100.2%		162,519,110

		Beneficial
		Interest
	Short-Term Securities	(000)

	BlackRock Liquidity Series, LLC
	Money Market Series, 0.29% (c)(d)(e)	$4,468	4,467,850

	Total Short-Term Securities
	(Cost - $4,467,850) - 2.8%		4,467,850

	Total Investments
	(Cost - $150,810,998*) - 103.0%		166,986,960
	Liabilities in Excess of Other Assets - (3.0)%		(4,815,956)

	Net Assets - 100.0%		$162,171,004

3

BlackRock Series Fund, Inc. - BlackRock Large Cap Core Portfolio

Schedule of Investments September 30, 2009 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$156,988,162

Gross unrealized appreciation	$17,841,866
Gross unrealized depreciation	(7,843,068)

Net unrealized appreciation	$9,998,798

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	-	$11
BlackRock Liquidity Series, LLC Money Market Series	$4,467,850	$11,468

(d)	Security was purchased with the cash proceeds from securities loans.
(e)	Represents the current yield as of report date.
For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub- classifications for reporting ease.
Fair Value Measurements -- Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)
• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Portfolio's investments:

Investments in
Valuation Inputs	Securities

Assets

Level 1 - Long-Term Investments[1]	$162,519,110
Level 2 - Short-Term Securities	4,467,850
Level 3	-

Total	$166,986,960

[1] See above Schedule of Investments for values in each industry.

4

BlackRock Series Fund, Inc. - BlackRock Money Market Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Issue	Par (000)	Value

Certificates of Deposit

State Street Corp., 0.34%, 10/07/09	$3,000	$3,000,000

Total Certificates of Deposit - 1.1%		3,000,000

Certificates of Deposit - Yankee (a)

Abbey National Treasury Services Plc, 0.76%, 7/20/10 (b)	2,055	2,055,000
BNP Paribas, NY:
0.65%, 11/20/09	2,500	2,500,000
0.55%, 12/04/09	1,200	1,200,000
0.47%, 1/08/10	2,000	2,000,000
0.45%, 1/19/10	2,000	2,000,000
Banco Bilbao Vizcaya Argentaria SA, NY:
1.07%, 10/29/09	3,000	3,000,023
0.53% - 1.25%, 12/30/09	5,000	5,001,776
Bank of Nova Scotia, NY, 0.30%, 4/01/10	2,000	2,000,000
Barclays Bank Plc, NY:
0.65%, 2/26/10	3,000	3,000,000
0.57%, 3/24/10	1,500	1,500,000
Dexia Credit Local, NY, GTD, 0.51%, 10/19/09 (c)	3,500	3,500,000
DnB NOR Bank ASA, 0.46%, 1/08/10	2,000	2,000,000
Intesa Sanpaolo SpA, NY, 0.56%, 12/16/09	2,000	2,000,000
Lloyd's TSB Bank Plc, NY:
0.49%, 10/07/09	2,000	2,000,000
0.44%, 10/23/09	2,000	2,000,000
0.42%, 11/04/09	3,000	3,000,000
Rabobank Nederland NV, NY:
0.50%, 11/30/09	300	300,000
0.29%, 6/25/10 (b)	2,000	2,000,000
Royal Bank of Scotland Group Plc, CT, 0.48%, 11/03/09	2,000	2,000,000
Societe Generale, NY:
0.50%, 12/30/09	2,000	2,000,000
0.53%, 1/07/10	2,000	2,000,000
0.44%, 1/11/10	2,500	2,500,000
Svenska Handelsbanken, NY, 0.57%, 12/14/09	2,500	2,500,051
UBS AG, Stamford:
1.77%, 10/16/09	2,000	2,000,758
0.57%, 11/03/09	2,000	2,000,000
0.36%, 1/06/10	2,000	2,000,000
0.35%, 1/15/10	2,000	2,000,000
Westpac Banking Corp., NY, 0.40%, 1/28/10	2,000	2,000,000

Total Certificates of Deposit - Yankee - 22.9%		62,057,608

Commercial Paper (d)

ANZ National International Ltd., 0.32%, 1/25/10	2,000	1,997,938
Antalis U.S. Funding Corp.:
0.30%, 10/13/09	3,000	2,999,700
0.23%, 10/14/09	2,000	1,999,834
0.23%, 10/19/09	3,000	2,999,655

1

BlackRock Series Fund, Inc. - BlackRock Money Market Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value

Atlantis One Funding Corp.:
0.33%, 10/02/09	$3,000	$2,999,973
0.31%, 11/02/09	2,000	1,999,449
0.31%, 11/06/09	5,000	4,998,450
0.26%, 12/09/09	3,000	2,998,505
Banco Bilbao Vizcaya Argentaria SA, London, 1.00%, 11/13/09	3,500	3,495,819
Barton Capital Corp.:
0.34%, 10/05/09	3,000	2,999,887
0.32%, 10/16/09	2,297	2,296,694
Cancara Asset Securitisation LLC:
0.26%, 10/09/09	3,000	2,999,827
0.27%, 10/14/09	2,000	1,999,805
0.35%, 10/20/09	2,000	1,999,631
0.30%, 11/23/09	2,000	1,999,117
Chariot Funding LLC, 0.30%, 10/07/09	3,000	2,999,850
Ciesco, LLC, 0.29%, 10/02/09	500	499,996
Citigroup Funding Inc., 0.40%, 10/01/09	4,000	4,000,000
Clipper Receivables Co. LLC, 0.20%, 10/09/09	2,500	2,499,889
Danske Corp., GTD:
0.76%, 11/02/09	2,000	1,998,658
0.25%, 12/01/09	2,500	2,498,941
Deutsche Bank Financial LLC, 0.30%, 11/03/09	2,000	1,999,450
DnB NOR Bank ASA:
1.60%, 10/08/09	2,000	1,999,378
0.65%, 12/02/09	2,000	1,997,761
0.66%, 12/10/09	2,500	2,496,792
0.25%, 12/30/09	3,000	2,998,125
0.44%, 1/15/10	2,000	1,997,409
Erasmus Capital Corp.:
0.33%, 10/01/09	3,000	3,000,000
0.25%, 11/09/09	3,000	2,999,188
Fairway Finance Co., LLC, 0.24%, 12/14/09	3,000	2,998,520
ING (U.S.) Funding LLC, 0.31%, 10/20/09	2,000	1,999,673
JPMorgan Funding, Inc., 0.30%, 10/05/09	5,000	4,999,833
Lloyd's TSB Bank Plc, 0.40%, 11/02/09	2,000	1,999,289
Manhattan Asset Funding Co. LLC, 0.26%, 10/06/09	2,500	2,499,910
Mont Blanc Capital Corp.:
0.23%, 10/13/09	2,500	2,499,807
0.26%, 12/08/09	2,000	1,999,018
0.27%, 12/14/09	2,000	1,998,890
Nieuw Amsterdam Receivables Corp.:
0.40%, 10/08/09	2,000	1,999,844
0.23%, 10/15/09	3,000	2,999,732
Nordea Bank Finland Plc, 0.24%, 12/17/09	3,000	2,998,460
Rabobank USA Financial Corp., 0.39%, 1/14/10	3,000	2,996,588
Romulus Funding Corp., 0.50%, 10/16/09	2,000	1,999,583
The Royal Bank of Scotland Group Plc:
0.35%, 12/04/09	2,500	2,498,444
0.32%, 12/21/09	3,000	2,997,840
Santander Central Hispano Finance (Delaware), Inc., 0.75%, 12/09/09	2,000	1,997,125

2

BlackRock Series Fund, Inc. - BlackRock Money Market Portfolio

Schedule of Investments September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Par
Issue	(000)	Value

Scaldis Capital LLC:
0.35%, 11/02/09	$2,500	$2,499,222
0.28%, 11/13/09	2,500	2,499,164
Societe Generale North America, Inc.:
0.73% - 0.80%, 11/06/09	3,000	2,997,670
0.26%, 1/21/10	3,000	2,997,573
Solitaire Funding LLC:
0.30%, 10/20/09	2,500	2,499,604
0.28%, 11/23/09	1,135	1,134,532
0.28%, 11/24/09	1,862	1,861,218
Starbird Funding Corp., 0.21%, 10/27/09	4,594	4,593,303
Straight-A Funding, LLC:
0.27%, 11/16/09	2,000	1,999,310
0.23%, 12/09/09	3,000	2,998,678
Surrey Funding Corp., 0.23%, 10/27/09	1,316	1,315,781
Victory Receivables Corp., 0.22%, 10/13/09	3,000	2,999,780

Total Commercial Paper - 54.2%		146,648,112

Corporate Notes

Bank of Montreal, Chicago, 0.80%, 10/05/09 (a)(b)	2,600	2,600,000
HSBC USA Inc., 0.93%, 10/15/09 (b)	485	485,000
KBC Bank NV, NY, 0.64%, 11/02/09 (a)(c)	1,640	1,640,000
Nordea Bank Finland Plc, 0.87%, 10/23/09 (b)	1,950	1,950,000
Rabobank Nederland NV, 0.26%, 1/07/10 (c)	3,100	3,100,000

Total Corporate Notes - 3.6%		9,775,000

Municipal Bonds (c)

County of Catawba, RB, VRDN, Catawba Valley Medical Center (LDC Branch Banking & Trust),
0.45%, 10/07/09	4,285	4,285,000
Metropolitan Transportation Authority, Refunding RB, VRDN, Series D-1 (FSA Insurance
Westdeutsche Landesbank SBPA), 0.35%, 10/07/09	1,500	1,500,000
Triborough Bridge & Tunnel Authority, New York, RB, VRDN, General, Series B, (Dexia Credit
Local, NY SBPA) 0.37%, 10/07/09	1,000	1,000,000

Total Municipal Bonds - 2.5%		6,785,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Variable Rate Notes, 0.42%, 8/05/10 (b)	1,645	1,644,494
Federal Home Loan Bank Variable Rate Notes (b):
0.67%, 2/05/10	1,740	1,740,000
0.76%, 2/26/10	1,795	1,795,000
0.39%, 7/09/10	3,280	3,279,493
0.50%, 10/08/10	2,000	1,999,386
Freddie Mac Variable Rate Notes (b):
0.41%, 7/14/10	2,000	1,999,453
0.39%, 8/24/10	1,430	1,430,055
0.31%, 9/03/10	3,145	3,144,418
0.31%, 2/14/11	7,000	6,998,485
0.35%, 5/05/11	5,000	4,997,598

Total U.S. Government Sponsored Agency Obligations - 10.7%		29,028,382

3

BlackRock Series Fund, Inc. - BlackRock Money Market Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value

U.S. Treasury Obligations (d)

U.S. Treasury Bills:
0.19%, 3/25/10	$3,000	$2,997,302
0.55%, 7/01/10	2,700	2,688,841
0.31% - 0.39%, 7/15/10	10,900	10,869,820
0.47%, 7/29/10	600	597,642

Total U.S. Treasury Obligations - 6.3%		17,153,605

Repurchase Agreements

Barclays Capital Inc., 0.02%, 10/01/09 (Purchased on 9/30/09 to be repurchased at
$3,641,002, collateralized by U.S. Treasury Bills due 10/15/09)	3,641	3,641,000

Total Repurchase Agreements - 1.4%		3,641,000

Total Investments (Cost - $278,088,707*) - 102.7%		278,088,707
Liabilities in Excess of Other Assets - (2.7)%		(7,354,092)

Net Assets - 100.0%		$270,734,615

*	Cost for federal income tax purposes.
(a)	Issuer is a US branch of foreign domiciled bank.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(d)	Rates shown are the discount rates or range of discount rates paid at the time of purchase.

•	Portfolio Abbreviations:
	FSA	Financial Security Assurance Inc.
	RB	Revenue Bonds
	VRDN	Variable Rate Demand Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:
	•	Level 1 - price quotations in active markets/exchanges for identical securities
	•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
	•	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its semi-annual report.

4

BlackRock Series Fund, Inc. - BlackRock Money Market Portfolio

Schedule of Investments September 30, 2009 (Unaudited)

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Portfolio's investments:

Valuation	Investments in
Inputs	Securities

Assets

Level 1	-
Level 2 - Short-Term Securities[1]	$278,088,707
Level 3	-

Total	$278,088,707

[1] See above Schedule of Investments for values in each security type.

5

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Asset-Backed Securities	(000)	Value

Asset-Backed Securities - 8.2%	ACE Securities Corp., Series 2003-OP1, Class A2,
	0.61%, 12/25/33 (a)	$23	$7,494
	ACE Securities Corp., Series 2005-ASP1, Class M1,
	0.93%, 9/25/35 (a)	450	32,625
	American Express Issuance Trust, Series 2008-2,
	Class A, 4.02%, 1/18/11	865	873,998
	Bank of America Auto Trust, Series 2009-2A,
	Class A2, 1.16%, 2/15/12 (b)	595	595,338
	Bear Stearns Asset Backed Securities Trust,
	Series 2005-4, Class A, 0.58%, 1/25/36 (a)	58	54,697
	Bear Stearns Asset Backed Securities Trust,
	Series 2005-HE10, Class A2, 0.54%, 11/25/35 (a)	90	86,630
	Bear Stearns Asset Backed Securities Trust,
	Series 2005-SD1, Class 1A2, 0.55%, 7/25/27 (a)	205	190,730
	Bear Stearns Asset Backed Securities Trust,
	Series 2006-HE8, Class 1A1, 0.32%, 10/25/36 (a)	92	89,490
	Chase Issuance Trust, Series 2009-A7, Class A7,
	0.69%, 9/17/12 (a)	865	865,067
	Countrywide Asset Backed Certificates,
	Series 2003-BC3, Class A2, 0.87%, 9/25/33 (a)	37	24,740
	Countrywide Asset Backed Certificates,
	Series 2004-5, Class A, 0.70%, 10/25/34 (a)	70	47,684
	Countrywide Asset Backed Certificates, Series 2004-13
	Class AF4, 4.58%, 1/25/33 (a)	461	389,869
	Daimler Chrysler Auto Trust, Series 2006-D, Class A3,
	4.98%, 2/08/11	160	161,423
	Irwin Home Equity Corp., Series 2005-C, Class 1A1,
	0.51%, 4/25/30 (a)	37	34,419
	JPMorgan Mortgage Acquisition Corp., Series 2006-HE3
	Class A2, 0.32%, 11/25/36 (a)	53	51,224
	Lehman XS Trust, Series 2005-5N, Class 3A2,
	0.61%, 11/25/35 (a)	345	93,492
	Long Beach Mortgage Loan Trust, Series 2006-11, Class
	2A1, 0.31%, 12/25/36 (a)	106	81,026
	Morgan Stanley ABS Capital I, Series 2005-HE1, Class
	A2MZ, 0.55%, 12/25/34 (a)	35	25,413
	New Century Home Equity Loan Trust, Series 2005-2,
	Class A2MZ, 0.51%, 6/25/35 (a)	103	80,030
	Option One Mortgage Loan Trust, Series 2003-4, Class A2,
	0.89%, 7/25/33 (a)	107	73,660
	Park Place Securities, Inc., Series 2005-WCH1,
	Class A1B, 0.55%, 1/25/35 (a)	(c)	492
	Park Place Securities, Inc., Series 2005-WCH1,
	Class A3D, 0.59%, 1/25/35 (a)	9	8,910

1

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Asset-Backed Securities	(000)	Value

	RAAC, Series 2005-SP2, Class 2A, 0.55%, 6/25/44 (a)	$379	$168,739
	Residential Asset Mortgage Products, Inc., Series 2005-
	RS3, Class AI2, 0.42%, 3/25/35 (a)	15	14,620
	Residential Asset Securities Corp., Series 2003-KS5,
	Class AIIB, 0.83%, 7/25/33 (a)	44	19,054
	SLM Student Loan Trust, Series 2002-1, Class A2,
	0.61%, 4/25/17 (a)	304	301,834
	SLM Student Loan Trust, Series 2005-4, Class A2,
	0.58%, 4/26/21 (a)	250	247,806
	SLM Student Loan Trust, Series 2008-5, Class A2,	920	935,076
	1.60%, 10/25/16 (a)
	SLM Student Loan Trust, Series 2008-5, Class A3,
	1.80%, 1/25/18 (a)	230	235,556
	SLM Student Loan Trust, Series 2008-5, Class A4,
	2.20%, 7/25/23 (a)	630	652,629
	Structured Asset Securities Corp., Series 2004-23XS,
	Class 2A1, 0.55%, 1/25/35 (a)	133	80,611
	Structured Asset Securities Corp., Series 2006-BC3,
	Class A2, 0.30%, 10/25/36 (a)	194	181,894
	USAA Auto Owner Trust, Series 2006-4, Class A4,
	4.98%, 10/15/12	775	802,377

	Total Asset-Backed Securities - 8.2%		7,508,647

Industry	Corporate Bonds

Aerospace & Defense - 0.1%	Honeywell International, Inc., 5.70%, 3/15/36	55	60,184
	L-3 Communications Corp., 5.88%, 1/15/15	30	29,850
	L-3 Communications Corp., Series B, 6.38%, 10/15/15	7	7,070

			97,104

Air Freight & Logistics - 0.0%	United Parcel Service, Inc., 6.20%, 1/15/38	15	17,530

Airlines - 0.2%	American Airlines, Inc., Series 2003-1, 3.86%, 1/09/12	75	73,042
	Continental Airlines, Inc., Series 2002-1, 6.56%, 8/15/13	140	133,000

			206,042

Capital Markets - 1.4%	The Bear Stearns Cos., Inc., 0.91%, 7/19/10 (a)	145	145,355
	The Bear Stearns Cos., Inc., 6.95%, 8/10/12	95	105,752
	The Goldman Sachs Group, Inc., 5.25%, 10/15/13	260	276,020
	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (d)(e)	150	15
	Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (d)(e)	325	33
	Morgan Stanley, 0.53%, 1/09/12 (a)	200	194,652
	Morgan Stanley, 5.63%, 9/23/19	100	98,330
	Morgan Stanley, Series F, 5.55%, 4/27/17	460	458,256

			1,278,413

Chemicals - 0.3%	Huntsman International LLC, 7.88%, 11/15/14	155	144,537
	Huntsman International LLC, 7.38%, 1/01/15	45	40,837
	NOVA Chemicals Corp., 6.50%, 1/15/12	35	34,213
	NOVA Chemicals Corp., 5.72%, 11/15/13 (a)	85	75,013

			294,600

2

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value

Commercial Banks - 0.7%	Corporacion Andina de Fomento, 6.88%, 3/15/12	$220	$237,513
	Eksportfinans A/S, 5.50%, 5/25/16	300	324,052
	Royal Bank of Scotland Group Plc, 2.63%, 5/11/12 (b)	80	81,189

			642,754

Consumer Finance - 0.2%	SLM Corp., 5.40%, 10/25/11	180	166,090

Containers & Packaging - 0.2%	Ball Corp., 7.13%, 9/01/16	70	71,400
	Ball Corp., 7.38%, 9/01/19	70	71,050

			142,450

Diversified Financial	Bank of America Corp., 4.88%, 9/15/12	195	200,222
Services - 1.9%	CIT Group, Inc., 4.25%, 2/01/10	25	18,024
	CIT Group, Inc., 4.75%, 12/15/10	25	17,270
	CIT Group, Inc., 5.80%, 7/28/11	30	20,404
	CIT Group, Inc., 5.40%, 2/13/12	25	16,408
	General Electric Capital Corp., Series A,
	5.00%, 12/01/10 (f)	965	997,453
	JPMorgan Chase Bank NA, 6.00%, 7/05/17	450	472,654

			1,742,435

Diversified Telecommunication	AT&T, Inc., 6.50%, 9/01/37	475	510,391
Services - 2.1%	AT&T, Inc., 6.55%, 2/15/39	100	109,024
	GTE Corp., 6.84%, 4/15/18	270	294,187
	Qwest Communications International, Inc.,
	7.50%, 2/15/14	30	29,625
	Qwest Communications International, Inc., Series B,
	7.50%, 2/15/14	15	14,813
	Qwest Corp., 8.88%, 3/15/12	30	31,575
	Qwest Corp., 8.38%, 5/01/16 (b)	125	129,375
	Telefonica Emisiones SAU, 4.95%, 1/15/15	275	291,722
	Verizon Communications, Inc., 8.75%, 11/01/18	400	499,700

			1,910,412

Electric Utilities - 0.6%	Florida Power & Light Co., 5.95%, 2/01/38	225	255,352
	Florida Power Corp., 6.40%, 6/15/38	75	88,724
	Sierra Pacific Power Co., 6.00%, 5/15/16	190	201,571

			545,647

Food Products - 0.4%	Kraft Foods, Inc., 6.50%, 8/11/17	330	356,977

Hotels, Restaurants &	American Real Estate Partners LP, 7.13%, 2/15/13	20	19,250
Leisure - 0.3%	Harrah's Operating Co., Inc., 10.00%, 12/15/18 (b)	51	40,545
	Wendy's International, Inc., 6.25%, 11/15/11	190	190,000

			249,795

Household Durables - 1.6%	Centex Corp., 5.13%, 10/01/13	344	342,280
	D.R. Horton, Inc., 6.88%, 5/01/13	275	280,500
	D.R. Horton, Inc., 6.13%, 1/15/14	305	302,712
	D.R. Horton, Inc., 5.63%, 9/15/14	80	77,200
	KB Home, 6.38%, 8/15/11	51	51,510
	Lennar Corp., Series B, 5.60%, 5/31/15	130	119,925
	Pulte Homes, Inc., 5.20%, 2/15/15	95	90,250

3

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value

	Ryland Group, Inc., 5.38%, 5/15/12	$85	$85,000
	Toll Brothers Finance Corp., 4.95%, 3/15/14	80	77,275

			1,426,652

IT Services - 0.5%	First Data Corp., 9.88%, 9/24/15	200	184,750
	Sabre Holdings Corp., 8.35%, 3/15/16	360	300,600

			485,350

Independent Power Producers &	TXU Corp., 5.55%, 11/15/14	415	283,216
Energy Traders - 0.4%	Texas Competitive Electric Holdings Co. LLC,
	Series B, 10.25%, 11/01/15	125	90,000

			373,216

Insurance - 1.1%	Hartford Life Global Funding Trusts, 0.48%, 6/16/14 (a)	550	409,517
	Metropolitan Life Global Funding I, 2.88%, 9/17/12 (b)	150	149,376
	Metropolitan Life Global Funding I, 5.13%, 4/10/13 (b)	425	440,652

			999,545

Internet & Catalog Retail - 0.4%	Expedia, Inc., 7.46%, 8/15/18	300	318,000

Media - 2.5%	Comcast Cable Communications Holdings, Inc.,
	8.38%, 3/15/13	600	696,871
	Comcast Corp., 6.45%, 3/15/37	95	100,594
	Cox Communications, Inc., 7.13%, 10/01/12	135	150,595
	Cox Communications, Inc., 8.38%, 3/01/39 (b)	200	246,715
	News America, Inc., 6.40%, 12/15/35	200	201,756
	News America, Inc., 6.75%, 1/09/38	120	125,932
	Time Warner Cable, Inc., 6.20%, 7/01/13	225	245,114
	Time Warner Cos., Inc., 9.13%, 1/15/13	405	470,292

			2,237,869

Multi-Utilities - 0.1%	Xcel Energy, Inc., 6.50%, 7/01/36	90	100,491

Multiline Retail - 0.2%	Macy's Retail Holdings, Inc., 5.35%, 3/15/12	175	170,342
	The May Department Stores Co., 5.75%, 7/15/14	45	42,280

			212,622

Oil, Gas & Consumable	BP Capital Markets Plc, 3.13%, 3/10/12	400	413,230
Fuels - 3.1%	Canadian Natural Resources, Ltd., 6.25%, 3/15/38	125	133,167
	Cenovus Energy, Inc., 6.75%, 11/15/39 (b)	150	161,630
	ConocoPhillips, 4.60%, 1/15/15	525	560,329
	Enterprise Products Operating LLC, 6.13%, 10/15/39	100	101,035
	Kinder Morgan Finance Co. ULC, 5.35%, 1/05/11	190	190,950
	Kinder Morgan, Inc., 6.50%, 9/01/12	55	56,512
	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	250	263,697
	Motiva Enterprises LLC, 5.20%, 9/15/12 (b)	135	139,458
	Sabine Pass LNG LP, 7.50%, 11/30/16	135	115,256
	Shell International Finance B.V., 4.00%, 3/21/14	450	472,687
	Tennessee Gas Pipeline Co., 7.00%, 10/15/28	35	37,295
	XTO Energy, Inc., 6.75%, 8/01/37	175	194,676

			2,839,922

Pharmaceuticals - 1.2%	Eli Lilly & Co., 3.55%, 3/06/12	190	198,970
	GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13	250	268,583

4

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value

	Roche Holdings, Inc., 2.39%, 2/25/11 (a)(b)	$95	$97,578
	Roche Holdings, Inc., 5.00%, 3/01/14 (b)	400	432,430
	Wyeth, 6.00%, 2/15/36	90	99,846

			1,097,407

Real Estate Investment	iStar Financial, Inc., 5.65%, 9/15/11	70	48,300
Trusts (REITs) - 0.1%

Road & Rail - 0.0%	The Hertz Corp., 8.88%, 1/01/14	40	40,400

Software - 0.2%	Oracle Corp., 5.75%, 4/15/18	180	198,331

Wireless Telecommunication	Verizon Wireless Capital LLC, 3.75%, 5/20/11 (b)	875	902,761
Services - 1.5%	Vodafone Group Plc, 4.15%, 6/10/14	485	498,060

			1,400,821

	Total Corporate Bonds - 21.3%		19,429,175

	Foreign Agency Obligations

	Japan Finance Corp., 2.00%, 6/24/11	235	238,004
	Landwirtschaftliche Rentenbank, 4.13%, 7/15/13	30	31,613
	Landwirtschaftliche Rentenbank, Series E, 5.25%, 7/02/12	105	114,424
	Landwirtschaftliche Rentenbank, Series E, 4.38%, 1/15/13	65	68,994
	Landwirtschaftliche Rentenbank, Series E, 4.00%, 2/02/15	60	62,419
	Mexico Government International Bond, 6.38%, 1/16/13	130	142,545
	Province of Ontario Canada, 4.10%, 6/16/14	330	348,897

	Total Foreign Agency Obligations - 1.1%		1,006,896

	Non-Agency Mortgage-Backed Securities

Collateralized Mortgage	Bear Stearns Adjustable Rate Mortgage Trust,
Obligations - 9.6%	Series 2005-4, Class 3A1, 5.37%, 8/25/35 (a)	2,109	1,769,262
	CitiMortgage Alternative Loan Trust, Series 2007-A8,
	Class A1, 6.00%, 10/25/37	686	518,125
	Countrywide Alternative Loan Trust, Series 2006-OC10,
	Class 2A1, 0.34%, 11/25/36 (a)	134	123,826
	Countrywide Home Loan Mortgage Pass-Through Trust,
	Series 2006-0A5, Class 2A1, 0.45%, 4/25/46 (a)	135	64,017
	Countrywide Home Loan Mortgage Pass-Through Trust,
	Series 2006-0A5, Class 3A1, 0.45%, 4/25/46 (a)	268	125,175
	Countrywide Home Loan Mortgage Pass-Through Trust,
	Series 2007-16, Class A1, 6.50%, 10/25/37	365	298,950
	Countrywide Home Loan Mortgage Pass-Through Trust,
	Series 2007-J3, Class A10, 6.00%, 7/25/37	539	461,652
	Credit Suisse Mortgage Capital Certificates, Series 2006-
	8, Class 3A1, 6.00%, 10/25/21	174	115,851
	First Horizon Asset Securities, Inc., Series 2005-AR3,
	Class 3A1, 5.50%, 8/25/35 (a)	150	135,371
	GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1,
	5.25%, 7/25/35 (a)	951	847,380
	Impac Secured Assets CMN Owner Trust, Series 2004-3,
	Class 1A4, 1.05%, 11/25/34 (a)	69	51,826
	Impac Secured Assets CMN Owner Trust, Series 2004-3,
	Class M1, 1.15%, 11/25/34 (a)	500	130,735

5

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Non-Agency Mortgage-Backed Securities	(000)	Value

	JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2,
	5.88%, 7/25/36	$58	$53,204
	JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2,
	5.50%, 3/25/22	61	51,747
	Luminent Mortgage Trust, Series 2006-7, Class 1A1,
	0.43%, 12/25/36 (a)	579	270,534
	Residential Accredit Loans, Inc., Series 2006-Q02
	Class A1, 0.47%, 2/25/46 (a)	198	91,657
	Structured Adjustable Rate Mortgage Loan Trust
	Series 2007-3, Class 2A1, 5.73%, 4/25/37 (a)	747	512,085
	Structured Asset Securities Corp., Series 2005-GEL2
	Class A, 0.53%, 4/25/35 (a)	40	34,171
	WaMu Mortgage Pass-Through Certificates
	Series 2006-AR18, Class 1A1, 5.28%, 1/25/37 (a)	465	307,636
	WaMu Mortgage Pass-Through Certificates
	Series 2007-0A4, Class 1A, 1.67%, 5/25/47 (a)	172	89,873
	WaMu Mortgage Pass-Through Certificates
	Series 2007-0A5, Class 1A, 1.65%, 6/25/47 (a)	151	80,935
	Wells Fargo Mortgage Backed Securities Trust
	Series 2005-AR15, Class 2A1, 5.11%, 9/25/35 (a)	964	881,536
	Wells Fargo Mortgage Backed Securities Trust
	Series 2006-AR2, Class 2A5, 5.05%, 3/25/36 (a)	950	707,812
	Wells Fargo Mortgage Backed Securities Trust
	Series 2006-AR3, Class A4, 5.71%, 3/25/36 (a)	841	626,142
	Wells Fargo Mortgage Backed Securities Trust
	Series 2006-AR12, Class 2A1, 6.10%, 9/25/36 (a)	201	158,906
	Wells Fargo Mortgage Backed Securities Trust
	Series 2006-AR17, Class A1, 5.34%, 10/25/36 (a)	336	254,087

			8,762,495

Commercial Mortgage-Backed	Bank of America Commercial Mortgage, Inc.,
Securities - 13.6%	Series 2001-1, Class B, 6.67%, 4/15/36	840	854,681
	Bank of America Commercial Mortgage, Inc.,
	Series 2003-2, Class A3, 4.87%, 3/11/41 (a)	755	783,745
	Bear Stearns Commercial Mortgage Securities,
	Series 1998-C1, Class A2, 6.44%, 6/16/30	16	16,380
	Bear Stearns Commercial Mortgage Securities,
	Series 2006-PW11, Class A4, 5.46%, 3/11/39 (a)	825	796,409
	CS First Boston Mortgage Securities Corp.,
	Series 2002-CP5, Class A1, 4.11%, 12/15/35	230	233,502
	Chase Commercial Mortgage Securities Corp.,
	Series 1999-2, Class A2, 7.20%, 1/15/32	160	159,615
	Citigroup Commercial Mortgage Trust, Series 2006-C5,
	Class A4, 5.43%, 10/15/49	100	90,372
	Commercial Mortgage Pass-Through Certificates, Series
	2004-LB3A, Class A3, 5.09%, 7/10/37 (a)	325	319,321

6

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Non-Agency Mortgage-Backed Securities	(000)	Value

	First Union National Bank Commercial Mortgage,
	Series 1999-C4, Class E, 8.15%, 12/15/31 (a)(b)	$745	$741,941
	GMAC Commercial Mortgage Securities, Inc.,
	Series 2000-C3, Class A2, 6.96%, 9/15/35	795	826,429
	GMAC Commercial Mortgage Securities, Inc.,
	Series 2001-C1, Class B, 6.67%, 4/15/34 (a)	690	704,242
	GMAC Commercial Mortgage Securities, Inc.,
	Series 2003-C3, Class A3, 4.65%, 4/10/40	850	867,944
	GS Mortgage Securities Corp. II, Series 2006-GG6,
	Class A2, 5.51%, 4/10/38 (a)	700	704,836
	Greenwich Capital Commercial Funding Corp.,
	Series 2004-GG1, Class A4, 4.76%, 6/10/36	900	906,553
	JPMorgan Chase Commercial Mortgage Securities Corp.,
	Series 2001-CIB2, Class A3, 6.43%, 4/15/35	735	758,482
	JPMorgan Chase Commercial Mortgage Securities Corp.,
	Series 2007-LD1, Class A2, 5.99%, 6/15/49 (a)	275	275,706
	LB-UBS Commercial Mortgage Trust, Series 2000-C3,
	Class A2, 7.95%, 5/15/25 (a)	391	393,820
	LB-UBS Commercial Mortgage Trust, Series 2007-C7,
	Class A2, 5.59%, 9/15/45	745	748,720
	Morgan Stanley Capital I, Series 2007-HQ12, Class A2,
	5.81%, 4/12/49 (a)	100	95,827
	Wachovia Bank Commercial Mortgage Trust,
	Series 2005-C20, Class A6A, 5.11%, 7/15/42 (a)	680	680,723
	Wachovia Bank Commercial Mortgage Trust,
	Series 2005-C21, Class A3, 5.27%, 10/15/44 (a)	310	311,990
	Wachovia Bank Commercial Mortgage Trust,
	Series 2006-C26, Class A3, 6.01%, 6/15/45 (a)	645	599,541
	Wachovia Bank Commercial Mortgage Trust,
	Series 2007-C33, Class A4, 6.10%, 2/15/51 (a)	655	539,339

			12,410,118

	Total Non-Agency Mortgage-Backed Securities - 23.2%		21,172,613

	Preferred Securities

	Capital Trusts

Capital Markets - 0.5%	Credit Suisse Guernsey Ltd., 5.86% (a)(g)	430	326,800
	Goldman Sachs Capital II, 5.79% (a)(g)	175	126,000
	Lehman Brothers Holdings Capital Trust VII,
	5.86% (d)(e)(g)	55	6

			452,806

Commercial Banks - 0.4%	Barclays Bank Plc, 7.43% (a)(b)(g)	125	109,375
	Barclays Bank Plc, 8.55% (a)(b)(g)	290	263,900

			373,275

Diversified Financial	General Electric Capital Corp., 6.38%, 11/15/67 (a)	210	173,775
Services - 1.0%	JPMorgan Chase Capital XXV, 6.80%, 10/01/37	380	382,419
	JPMorgan Chase & Co., 7.90% (a)(g)	370	355,263

			911,457

7

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Capital Trusts	(000)	Value

Insurance - 1.0%	Chubb Corp., 6.38%, 3/29/67 (a)	$200	$180,000
	Lincoln National Corp., 7.00%, 5/17/66 (a)	130	92,950
	MetLife, Inc., 6.40%, 12/15/66	250	211,250
	Progressive Corp., 6.70%, 6/15/67 (a)	190	163,343
	Reinsurance Group of America, 6.75%, 12/15/65 (a)	135	95,380
	The Travelers Cos., Inc., 6.25%, 3/15/67 (a)	145	127,488

			870,411

	Total Preferred Securities - 2.9%		2,607,949

	Taxable Municipal Bonds

County/City/Special	Leland Stanford Junior University, 4.25%, 5/01/16	140	145,530
District/School
District - 0.2%

State - 1.4%	New York State Dormitory Authority, RB, Build America
	Bonds, 5.63%, 3/15/39	150	157,863
	State of California, GO, Taxable, Various Purpose 3,
	5.45%, 4/01/15	725	765,796
	State of Texas, GO, Build America Bonds, Taxable,
	5.52%, 4/01/39	345	365,731

			1,289,390

Transportation - 0.4%	Metropolitan Transportation Authority, RB, Build America
	Bonds, 7.34%, 11/15/39	200	248,542
	Port Authority of New York & New Jersey, RB,
	Consolidated, One Hundred Fifty, Nine, 6.04%, 12/01/29	105	115,929

			364,471

Utilities - 0.2%	Chicago Metropolitan Water Reclamation District, GO,
	Build America Bonds, 5.72%, 12/01/38	130	142,787

	Total Taxable Municipal Bonds - 2.2%		1,942,178

	U.S. Government Obligations

	U.S. Treasury Notes, 1.00%, 9/30/11	290	290,226
	U.S. Treasury Notes, 2.38%, 9/30/14	1,495	1,498,857
	U.S. Treasury Notes, 3.00%, 9/30/16	5,700	5,722,709
	U.S. Treasury Notes, 3.63%, 8/15/19 (h)	7,430	7,626,197
	U.S. Treasury Notes, 5.25%, 2/15/29	650	754,508
	U.S. Treasury Notes, 3.50%, 2/15/39 (h)	2,190	1,984,004
	U.S. Treasury Notes, 4.25%, 5/15/39	265	274,151
	U.S. Treasury Strips, 0.00%, 8/15/20	1,615	1,063,692

	Total U.S. Government Obligations - 21.1%		19,214,344

	U.S. Government Sponsored Agency Securities

Agency Obligations - 2.9%	Federal Home Loan Bank of Chicago, 5.63%, 6/13/16	550	555,114
	Federal Home Loan Banks, 5.38%, 5/15/19	1,230	1,348,894
	Freddie Mac, 1.75%, 6/15/12	300	301,584
	Tennessee Valley Authority, 5.25%, 9/15/39	450	474,805

			2,680,397

8

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	U.S. Government Sponsored Agency Securities	(000)	Value

Collateralized Mortgage	Fannie Mae Mortgage Backed Securities,
Obligations - 2.2%	Series 2004-25, Class PA, 5.50%, 10/25/30	$235	$242,104
	Freddie Mac Mortgage Backed Securities,
	Series 3020, Class MA, 5.50%, 4/15/27	379	390,257
	Freddie Mac Mortgage Backed Securities,
	Series 3067, Class PG, 5.50%, 6/15/25	210	214,892
	Freddie Mac Mortgage Backed Securities,
	Series 3068, Class VA, 5.50%, 10/15/16	293	309,068
	Freddie Mac Mortgage Backed Securities,
	Series 3087, Class VA, 5.50%, 3/15/15	790	833,676

			1,989,997

Federal Deposit Insurance	Citibank NA, 1.38%, 8/10/11	1,400	1,405,006
Corporation Guaranteed - 5.6%	Citigroup Funding, Inc., 2.13%, 7/12/12	375	379,140
	Citigroup Funding, Inc., 1.88%, 10/22/12	700	701,356
	General Electric Capital Corp., 2.25%, 3/12/12	450	458,126
	General Electric Capital Corp., 2.00%, 9/28/12	450	452,508
	General Electric Capital Corp., 2.13%, 12/21/12	1,035	1,044,401
	General Electric Capital Corp., 2.63%, 12/28/12	650	665,958

			5,106,495

Interest Only	Ginnie Mae Mortgage Backed Securities,
Collateralized Mortgage	Series 2009-26, Class SC 5.95%, 1/16/38 (a)	825	79,912
Obligations - 0.1%

Mortgaged-Backed	Fannie Mae Mortgage Backed Securities:
Securities - 44.7%	4.00%, 10/15/39 - 10/20/39 (i)	1,100	1,108,032
	4.50%, 10/15/24 - 11/15/39 (i)	10,860	11,007,373
	4.84%, 8/01/38 (a)	619	646,562
	5.00%, 1/01/23 - 10/15/39 (i)	6,464	6,744,228
	5.50%, 10/15/24 - 10/15/39 (i)(j)	6,912	7,259,338
	6.00%, 2/01/17 - 10/15/39 (i)	5,852	6,194,705
	6.50%, 11/15/39 (i)	700	745,500
	7.00%, 2/01/16	45	48,122
	Freddie Mac Mortgage Backed Securities:
	5.00%, 2/01/22 - 10/15/39 (i)	1,271	1,332,947
	5.05%, 4/01/38 (a)	554	580,545
	5.50%, 10/15/39 (i)	2,100	2,197,780
	6.00%, 6/01/35	278	294,536
	Ginnie Mae Mortgage Backed Securities:
	5.00%, 10/15/39 (i)	1,600	1,655,501
	5.50%, 5/20/36	55	58,039
	6.00%, 10/15/39 (i)	800	844,500

			40,717,708

	Total U.S. Government Sponsored Agency Securities - 55.5%		50,574,509

	Total Long-Term Investments
	(Cost - $125,570,797) - 135.5%		123,456,311

9

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Purchased	Contracts (k)	Value

Over-the-Counter Call Swaptions	Receive a fixed rate of 5.71% and pay a floating rate
	based on 3-month LIBOR, expiring 5/19/12, Broker
	Deutsche Bank AG	1	$266,483
	Receive a fixed rate of 1.92% and pay a floating rate
	based on 3-month LIBOR, expiring 9/02/10, Broker
	Morgan Stanley Capital Services, Inc.	7	36,142
	Receive a fixed rate of 1.95% and pay a floating rate
	based on 3-month LIBOR, expiring 9/03/10, Broker
	Citibank NA	7	37,312
	Receive a fixed rate of 2.25% and pay a floating rate
	based on 3-month LIBOR, expiring 10/14/09, Broker
	JPMorgan Chase Bank NA	2	4
	Receive a fixed rate of 2.37% and pay a floating rate
	based on 3-month LIBOR, expiring 11/16/09, Broker
	Goldman Sachs International	2	77
	Receive a fixed rate of 2.50% and pay a floating rate
	based on 3-month LIBOR, expiring 11/16/09, Broker
	JPMorgan Chase Bank NA	1	85
	Receive a fixed rate of 2.75% and pay a floating rate
	based on 3-month LIBOR, expiring 12/17/09, Broker
	Morgan Stanley Capital Services, Inc.	4	14,623
	Receive a fixed rate of 2.75% and pay a floating rate
	based on 3-month LIBOR, expiring 11/30/09, Broker
	Morgan Stanley Capital Services, Inc.	4	14,714

			369,440

Over-the-Counter-Put Swaptions	Pay a fixed rate of 1.95% and receive a floating rate
	based on 3-month LIBOR, expiring 9/18/10, Broker
	Citibank NA	7	34,306
	Pay a fixed rate of 1.92% and receive a floating rate
	based on 3-month LIBOR, expiring 9/02/10, Broker
	Morgan Stanley Capital Services, Inc.	7	34,870
	Pay a fixed rate of 4.71% and receive a floating rate
	based on the 3-month LIBOR, expiring 11/18/13, Broker
	JPMorgan Chase Bank NA	2	54,186
	Pay a fixed rate of 5.71% and receive a floating rate
	based on 3-month LIBOR, expiring 5/19/12, Broker
	Deutsche Bank AG	2	61,418
	Pay a fixed rate of 4.50% and receive a floating rate
	based on 3-month LIBOR, expiring 3/15/10, Broker Royal
	Bank of Scotland Plc	4	48,077

			232,857

	Total Options Purchased
	(Cost - $510,353) - 0.6%		602,297

	Total Investments Before TBA Sale Commitments and
	Options Written (Cost - $126,081,150*) - 136.1%		124,058,608

10

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	TBA Sale Commitments (i)	(000)	Value

	Fannie Mae Mortgage Backed Securities,
	4.50%, 10/15/24 - 11/15/39	$(2,200)	$(2,228,186)
	Fannie Mae Mortgage Backed Securities, 5.00%,
	1/01/23 - 10/15/39	(600)	(619,687)
	Fannie Mae Mortgage Backed Securities,
	5.00%, 1/01/23 - 10/15/39	(2,100)	(2,201,720)
	Fannie Mae Mortgage Backed Securities,
	5.50%, 10/15/24 - 10/15/39	(3,500)	(3,660,783)
	Fannie Mae Mortgage Backed Securities,
	6.00%, 2/01/17 - 10/15/39	(5,300)	(5,591,500)
	Freddie Mac Mortgage Backed Securities, 5.00%,
	2/01/22 - 10/15/39	(1,000)	(1,049,375)
	Freddie Mac Mortgage Backed Securities, 6.00%, 6/01/35	(200)	(211,063)
	Ginnie Mae Mortgage Backed Securities, 6.00%, 10/15/39	(800)	(844,500)

	Total TBA Sale Commitments
	(Proceeds Received - $16,284,121) - (18.0)%		(16,406,814)

	Options Written	Contracts (k)

Over-the-Counter Call Swaptions	Pay a fixed rate of 5.40% and receive a floating rate
	based on 3-month LIBOR, expiring 12/18/10, Broker UBS
	AG	2	(202,935)
	Pay a fixed rate of 5.56% and receive a floating rate
	based on 3-month LIBOR, expiring 10/16/10, Broker UBS
	AG	7	(1,059,966)
	Pay a fixed rate of 3.18% and receive a floating rate
	based on 3-month LIBOR, expiring 1/16/10, Broker
	Citibank NA	2	(20,654)
	Pay a fixed rate of 3.86% and receive a floating rate
	based on 3-month LIBOR, expiring 3/22/10, Broker
	Citibank NA	1	(63,317)
	Pay a fixed rate of 3.88% and receive a floating rate
	based on 3-month LIBOR, expiring 3/20/10, Broker
	Citibank NA	1	(56,261)
	Pay a fixed rate of 3.96% and receive a floating rate
	based on 3-month LIBOR, expiring 3/22/10, Broker
	Citibank NA	1	(57,210)
	Pay a fixed rate of 4.07% and receive a floating rate
	based on 3-month LIBOR, expiring 9/23/10, Broker
	Citibank NA	1	(82,113)
	Pay a fixed rate of 4.08% and receive a floating rate
	based on 3-month LIBOR, expiring 9/24/10, Broker
	Deutsch Bank AG	2	(127,657)
	Pay a fixed rate of 4.13% and receive a floating rate
	based on 3-month LIBOR, expiring 9/08/10, Broker
	Citibank NA	3	(179,657)
	Pay a fixed rate of 4.12% and receive a floating rate
	based on 3-month LIBOR, expiring 8/21/10, Broker
	Goldman Sachs International	1	(46,315)

11

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Written	Contracts (k)	Value

	Pay a fixed rate of 4.12% and receive a floating rate
	based on 3-month LIBOR, expiring 8/21/10, Broker
	Morgan Stanley Capital Services, Inc.	1	$(46,155)

			(1,942,240)

Over-the-Counter-Put Swaptions	Receive a fixed rate of 3.18% and pay a floating rate
	based on 3-month LIBOR, expiring 1/16/10, Broker
	Citibank NA	2	(89,108)
	Receive a fixed rate of 5.40% and pay a floating rate
	based on 3-month LIBOR, expiring 12/18/10, Broker UBS
	AG	2	(25,728)
	Receive a fixed rate of 5.56% and pay a floating rate
	based on 3-month LIBOR, expiring 10/16/12, Broker UBS
	AG	7	(85,342)
	Receive a fixed rate of 3.96% and pay a floating rate
	based on 3-month LIBOR, expiring 3/22/10, Broker
	Citibank NA	1	(28,324)
	Receive a fixed rate of 4.07% and pay a floating rate
	based on 3-month LIBOR, expiring 9/23/10, Broker
	Citibank NA	2	(59,908)
	Receive a fixed rate of 4.08% and pay a floating rate
	based on 3-month LIBOR, expiring 9/24/10, Broker
	Deutsche Bank AG	2	(90,921)
	Receive a fixed rate of 4.12% and pay a floating rate
	based on 3-month LIBOR, expiring 8/21/10, Broker
	Goldman Sachs International	1	(28,436)
	Receive a fixed rate of 4.12% and pay a floating rate
	based on 3-month LIBOR, expiring 8/21/10, Broker
	Morgan Stanley Capital Services, Inc.	1	(28,634)
	Receive a fixed rate of 4.13% and pay a floating rate
	based on 3-month LIBOR, expiring 9/08/10, Broker
	Citibank NA	3	(113,655)
	Receive a fixed rate of 3.86% and pay a floating rate
	based on 3-month LIBOR, expiring 2/22/10, Broker
	Citibank NA	2	(39,914)
	Receive a fixed rate of 3.86% and pay a floating rate
	based on 3-month LIBOR, expiring 3/22/10, Broker
	Citibank NA	1	(33,777)
	Receive a fixed rate of 5.50% and pay a floating rate
	based on 3-month LIBOR, expiring 3/15/10, Broker Royal
	Bank of Scotland Plc	4	(10,903)

			(634,650)

	Total Options Written
	(Premiums Received - $1,960,935) - (2.8)%		(2,576,890)

	Total Investments, Net of TBA Sale Commitments and
	Options Written - 115.3%		105,074,904
	Liabilities in Excess of Other Assets - (15.3)%		(13,958,679)

	Net Assets - 100.0%		$91,116,225

12

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments September 30, 2009 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$126,192,658

Gross unrealized appreciation	$3,395,323
Gross unrealized depreciation	(5,529,373)

Net unrealized depreciation	$(2,134,050)

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Amount is less than $1,000.
(d)	Non-income producing security.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(g)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment may be deferred at the issuer's option for a specified time without default.
(h)	All or a portion of security has been pledged as collateral in connection with reverse repurchase agreements.
(i)	Represents or includes a to-be-announced ("TBA") transaction. Unsettled TBA transactions as of report date were as follows:

		Unrealized
	Market	Appreciation
Counterparty	Value	(Depreciation)

BNP Paribas	$316,500	$844
Bank of America NA	$(309,844)	$(2,156)
Citigroup NA	$2,194,906	$7,016
Credit Suisse International	$8,685,094	$37,328
Deutsche Bank AG	$(1,093,593)	$7,446
Goldman Sachs Bank USA	$(3,570,221)	$(5,396)
JPMorgan Chase Bank	$(586,782)	$(36,782)
Morgan Stanley Capital Services, Inc.	$310,469	$(2,891)
UBS AG	$3,431,875	$3,852

(j)	All or a portion of security has been pledged as collateral in connection with swaps.
(k)	One contract represents a notional amount of $1 million.
•	For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub- classifications for reporting ease.
•	Financial futures contracts purchased as of September 30, 2009 were as follows:

Expiration	Face	Unrealized
Contract	Issue	Exchange	Date	Value	Appreciation

81	5-Year U.S.
Treasury Bond	Chicago	December 2009	$9,356,449	$47,145

•	Financial futures contracts sold as of September 30, 2009 were as follows:

Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Depreciation

7	2-Year U.S. Treasury Bond	December 2009	$1,517,141	$(1,640)
52	10-Year U.S. Treasury Bond	December 2009	$6,096,195	(56,867)
10	30-Year U.S. Treasury Bond	December 2009	$1,194,603	(19,147)

Total	$(77,654)

13

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments September 30, 2009 (Unaudited)

•	Interest rate swaps outstanding as of September 30, 2009 were as follows:

					Notional	Unrealized
	Fixed	Floating			Amount	Appreciation
	Rate	Rate	Counterparty	Expiration	(000)	(Depreciation)

	5.27% (a)	3-month
		LIBOR	Citibank NA	October 2009	$2,900	$8,284
	5.02% (a)	3-month
		LIBOR	Deutsche Bank AG	October 2012	$3,200	294,427
	4.87% (a)	3-month
		LIBOR	UBS AG	October 2012	$2,900	253,698
	4.67% (a)	3-month
		LIBOR	Deutsche Bank AG	October 2012	$3,300	269,687
	2.25% (b)	3-month
		LIBOR	Deutsche Bank AG	December 2012	$1,120	(7,731)
	3.05% (b)	3-month
		LIBOR	Credit Suisse International	August 2014	$4,400	(89,143)
	2.90% (b)	3-month
		LIBOR	Credit Suisse International	August 2014	$2,300	(29,990)
	2.81% (a)	3-month
		LIBOR	Citibank NA	February 2016	$1,000	(10,279)
	3.83% (a)	3-month	Morgan Stanley Capital
		LIBOR	Services, Inc.	June 2019	$400	13,167
	3.77% (a)	3-month	Morgan Stanley Capital
		LIBOR	Services, Inc.	July 2019	$1,100	30,907
	3.48% (a)	3-month
		LIBOR	Deutsche Bank AG	July 2019	$600	1,848
	3.73% (a)	3-month	Morgan Stanley Capital
		LIBOR	Services, Inc.	August 2019	$1,000	23,831
	3.68% (a)	3-month
		LIBOR	Deutsche Bank AG	August 2019	$2,100	41,642
	3.47% (a)	3-month
		LIBOR	Royal Bank of Scotland Plc	September 2019	$2,000	2,230
	3.68% (b)	3-month
		LIBOR	Citibank NA	September 2019	$1,000	(19,271)
	3.43% (b)	3-month
		LIBOR	Deutsche Bank AG	October 2019	$500	1,119
	3.47% (b)	3-month	Morgan Stanley Capital
		LIBOR	Services, Inc.	October 2019	$2,900	-
	4.24% (b)	3-month
		LIBOR	JPMorgan Chase Bank NA	August 2020	$350	(15,881)
	4.42% (b)	3-month
		LIBOR	JPMorgan Chase Bank NA	August 2020	$1,160	(65,934)
	5.41% (a)	3-month
		LIBOR	JPMorgan Chase Bank NA	August 2022	$570	104,140

14

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments September 30, 2009 (Unaudited)

•	Interest rate swaps outstanding as of September 30, 2009 were as follows:
					Notional	Unrealized
	Fixed	Floating			Amount	Appreciation
	Rate	Rate	Counterparty	Expiration	(000)	(Depreciation)

	4.35% (a)	3-month
		LIBOR	JPMorgan Chase Bank NA	July 2039	$800	$(60,611)
	4.06% (b)	3-month	Morgan Stanley Capital
		LIBOR	Services, Inc.	September 2039	$200	4,648

	Total					$750,788

	(a)	Portfolio pays fixed interest rate and receives floating rate.
	(b)	Portfolio pays floating interest rate and receives fixed rate.
•	Credit default swaps on single-name issues - buy protection outstanding as of September 30, 2009 were as follows:

	Pay			Notional	Unrealized
	Fixed			Amount	Appreciation
Issuer	Rate	Counterparty	Expiration	(000)	(Depreciation)

Centex Corp.	6.92%	JPMorgan Chase Bank NA	December 2010	$140	$(10,909)
Limited Brands, Inc.	1.07%	UBS AG	December 2010	$295	4,873
Radio Shack Corp.	1.16%	UBS AG	December 2010	$295	(1,537)
Knight Inc.	1.80%	Credit Suisse International	January 2011	$190	(1,667)
Sara Lee Corp.	0.60%	JPMorgan Chase Bank NA	March 2011	$295	(1,361)
Computer Sciences	0.88%	Morgan Stanley Capital
Corp.		Services, Inc.	June 2011	$290	(3,692)
iStar Financial, Inc.	5.00%	Morgan Stanley Capital	September 2011	$35	1,895
iStar Financial, Inc.	5.00%	Morgan Stanley Capital	September 2011	$35	1,745
KB Home	4.90%	JPMorgan Chase Bank NA	September 2011	$240	(13,356)
Wendy's
International Inc.	2.90%	JPMorgan Chase Bank NA	December 2011	$190	(5,617)
NOVA Chemicals
Corp.	5.00%	Citibank NA	March 2012	$15	(522)
Macy's, Inc.	7.50%	Morgan Stanley Capital	June 2012	$130	(16,064)
Macy's, Inc.	8.00%	Morgan Stanley Capital	June 2012	$45	(6,137)
MeadWestvaco
Corp.	1.20%	Deutsche Bank AG	June 2012	$215	(3,355)
NOVA Chemicals
Corp.	5.00%	JPMorgan Chase Bank NA	June 2012	$20	(532)
Ryland Group, Inc.	4.51%	JPMorgan Chase Bank NA	June 2012	$85	(6,619)
Knight Inc.	1.00%	Morgan Stanley Capital	September 2012	$55	100
D.R. Horton, Inc.	5.04%	JPMorgan Chase Bank NA	June 2013	$275	(32,735)
Eastman Chemical		Morgan Stanley Capital
Co.	0.68%	Services, Inc.	September 2013	$285	(2,505)
Expedia, Inc.	5.00%	Citibank NA	September 2013	$150	(20,914)
Expedia, Inc.	5.00%	Citibank NA	September 2013	$50	(6,971)
Expedia, Inc.	5.18%	Goldman Sachs Bank USA	September 2013	$100	(14,617)
Centex Corp.	4.40%	JPMorgan Chase Bank NA	December 2013	$170	(25,241)
Centex Corp.	4.37%	Deutsche Bank AG	December 2013	$300	(44,182)
NOVA Chemicals
Corp.	5.00%	Goldman Sachs Bank USA	December 2013	$85	(5,636)
Toll Brothers
Finance Corp.	2.00%	JPMorgan Chase Bank NA	March 2014	$80	(2,760)

15

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments September 30, 2009 (Unaudited)

		Pay				Notional	Unrealized
		Fixed				Amount	Appreciation
	Issuer	Rate	Counterparty		Expiration	(000)	(Depreciation)

	Hertz Global
	Holdings, Inc.	5.00%	Goldman Sachs Bank USA		March 2014	$40	$(13,027)
	D.R. Horton, Inc.	1.00%	JPMorgan Chase Bank NA		March 2014	$305	(9,720)
	D.R. Horton, Inc.	5.07%	JPMorgan Chase Bank NA		September 2014	$80	(11,949)
	Macy's, Inc.	1.00%	Morgan Stanley Capital		September 2014	$45	1,469
	Energy Future		Morgan Stanley Capital
	Holdings Corp.	5.00%	Services, Inc.		December 2014	$355	(33,146)
	Energy Future
	Holdings Corp.	5.00%	JPMorgan Chase Bank NA		December 2014	$60	(7,294)
	Huntsman
	International LLC	5.00%	Goldman Sachs Bank USA		December 2014	$90	(31,681)
	Huntsman
	International LLC	5.00%	Goldman Sachs Bank USA		December 2014	$65	(21,199)
	Huntsman
	International LLC	5.00%	Goldman Sachs Bank USA		March 2015	$45	(12,130)
	Pulte Homes, Inc.	3.00%	JPMorgan Chase Bank NA		March 2015	$95	(6,809)
	Lennar Corp.	5.86%	JPMorgan Chase Bank NA		June 2015	$130	(21,030)
	First Data Corp.	5.00%	Credit Suisse International		December 2015	$70	(12,211)
	First Data Corp.	5.00%	Goldman Sachs Bank USA		December 2015	$45	(7,642)
	First Data Corp.	5.00%	JPMorgan Chase Bank NA		December 2015	$85	(14,827)
	Sabre Holdings
	Corp.	5.00%	JPMorgan Chase Bank NA		March 2016	$180	(73,840)
	Sabre Holdings
	Corp.	5.00%	JPMorgan Chase Bank NA		March 2016	$180	(74,703)

	Total						$(568,055)

•	Credit default swaps on traded indexes-buy protection outstanding as of September 30, 2009 were as follows:

						Notional
		Pay				Amount	Unrealized
	Issuer	Rate	Counterparty		Expiration	(000)	Appreciation

	Dow Jones CDX
	North America High
	Yield	5.00%	Credit Suisse International		December 2014	$950	$11,283

•	Reverse repurchase agreements outstanding as of September 30, 2009 were as follows:

			Interest	Trade	Maturity	Net Closing	Face
	Counterparty		Rate	Date	Date	Amount	Amount

	Barclays Capital Plc		0.23%	8/03/09	TBD	$1,914,235	$1,913,513
	Credit Suisse Securities Inc.		0.10%	9/30/09	TBD	4,665,913	4,665,900

						$6,580,148	$6,579,413

•	Portfolio Abbreviations:
	GO					General Obligation Bonds
	LIBOR					The London Interbank Offered Rates
	RB					Revenue Bonds

16

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments September 30, 2009 (Unaudited)

•	Fair Value Measurements -- Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities
	•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
	•	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its semi-annual report. The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Portfolio's investments:

Valuation Inputs	Investments in Securities

	Assets	Liabilities

Level 1	-	-
Level 2
Long Term Investments [1]	$123,121,852	-
TBA Sale Commitments	-	$(16,406,814)

Total Level 2	123,121,852	(16,406,814)

Level 3
Asset-Backed Securities	334,459	-

Total Level 3	334,459	-

Total	$123,456,311	$(16,406,814)

[1] See above Schedule of Investments for values in each security type excluding the security types in Level 3 within the table.

17

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments September 30, 2009 (Unaudited)

Valuation	Other Financial
Inputs	Instruments[2]

	Assets	Liabilities

Level 1	$47,145	$(77,654)
Level 2	1,673,290	(3,453,867)
Level 3	-	-

Total	$1,720,435	$(3,531,521)

[2] Other financial instruments are financial futures contracts, swaps, foreign currency exchange contracts and options. Financial futures contracts, swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in
Securities

Asset-Backed
Securities

Balance, as of December 31, 2008	-
Accrued discounts/premiums	-
Realized loss	$(39)
Change in unrealized appreciation
(depreciation)	13,499
Net sales	(68,936)
Net transfers in/out of Level 3	389,935

Balance, as of September 30, 2009	$334,459

18

Item 2 – Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series Fund, Inc.

	By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock Series Fund, Inc.

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date: November 20, 2009

	By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Series Fund, Inc.

Date: November 20, 2009